Filed with the U.S. Securities and Exchange Commission on April 27, 2026
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	526	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	528	[X]

LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (608) 716-8890

Kacie Briody, President	Copy to:
Listed Funds Trust	Laura E. Flores
c/o U.S. Bancorp Fund Services, LLC	Morgan, Lewis & Bockius LLP
615 East Michigan Street	1111 Pennsylvania Avenue, NW
Milwaukee, Wisconsin 53202	Washington, DC 20004-2541
(Name and Address of Agent for Service)

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on April 30, 2026 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Blockchain Development ETF ( BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Listed on NYSE Arca, Inc.
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Listed on The Nasdaq Stock Market, LLC
April 30, 2026
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or the U.S.
Commodity Futures Trading Commission (“CFTC”), nor have the SEC or CFTC passed upon the accuracy or adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.
2
TABLE OF CONTENTS

HORIZON KINETICS INFLATION BENEFICIARIES ETF - SUMMARY ................................................................	3
HORIZON KINETICS BLOCKCHAIN DEVELOPMENT ETF - SUMMARY ............................................................	9
HORIZON KINETICS MEDICAL ETF - SUMMARY ....................................................................................................	18
HORIZON KINETICS SPAC ACTIVE ETF - SUMMARY .............................................................................................	25
HORIZON KINETICS ENERGY AND REMEDIATION ETF - SUMMARY ..............................................................	30
HORIZON KINETICS JAPAN OWNER OPERATOR ETF - SUMMARY ..................................................................	36
PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION .................................................................................................................................................................	41
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................................................................................	42
Investment Objective .............................................................................................................................................................	42
Principal Investment Strategies .............................................................................................................................................	42
Principal Investment Risks ....................................................................................................................................................	44
PORTFOLIO HOLDINGS INFORMATION .....................................................................................................................	61
MANAGEMENT ....................................................................................................................................................................	62
Investment Adviser ................................................................................................................................................................	62
Manager of Managers Structure ............................................................................................................................................	62
Sub-Adviser to the SPAC ETF ..............................................................................................................................................	62
Portfolio Managers ................................................................................................................................................................	63
Other Service Providers .........................................................................................................................................................	64
HOW TO BUY AND SELL SHARES ..................................................................................................................................	65
Book Entry .............................................................................................................................................................................	65
Frequent Purchases and Redemptions of Shares ...................................................................................................................	65
Determination of Net Asset Value .........................................................................................................................................	65
Fair Value Pricing ..................................................................................................................................................................	66
Investments by Registered Investment Companies ...............................................................................................................	66
Delivery of Shareholder Documents - Householding ............................................................................................................	66
DIVIDENDS, DISTRIBUTIONS, AND TAXES .................................................................................................................	66
Dividends and Distributions ..................................................................................................................................................	66
Taxes ......................................................................................................................................................................................	66
Taxes on Distributions ...........................................................................................................................................................	66
Taxes When Shares are Sold on the Exchange ......................................................................................................................	68
Taxes on Purchases and Redemptions of Creation Units ......................................................................................................	68
Net Investment Income Tax ..................................................................................................................................................	68
Investments in Complex Securities .......................................................................................................................................	68
Foreign Investments by a Fund .............................................................................................................................................	69
DISTRIBUTION PLAN ........................................................................................................................................................	69
PREMIUM/DISCOUNT INFORMATION .........................................................................................................................	70
ADDITIONAL NOTICES .....................................................................................................................................................	70
FINANCIAL HIGHLIGHTS ................................................................................................................................................	70
3

HORIZON KINETICS INFLATION BENEFICIARIES ETF- FUND SUMMARY
Investment Objective
The Horizon Kinetics Inflation Beneficiaries ETF (the “Inflation Beneficiaries ETF” or the “Fund”) seeks long-term growth of capital in real (inflation-adjusted) terms.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271	5 Years:	$471	10 Years:	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices
(inflation). The Fund’s investments in equity securities are generally expected to include common stock, ownership units of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. The Fund’s investment in equity interests of MLPs may include both general partnership interests and limited partnership interests of MLPs.
Horizon Kinetics Asset Management LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser seeks to identify companies that it believes are positioned to benefit from inflationary pressures, such as companies whose revenues are expected to increase with rising consumer, producer, raw material or assets prices without a corresponding increase in expenses. Such companies may include, for example, exploration and production companies, mining companies, transportation companies, infrastructure and real estate companies, with an emphasis on “asset light” businesses with royalty, streaming, rental, brokerage, management, and leasing exposure. “Asset light” refers to companies with relatively low working capital requirements and modest financial leverage that maintain exposure to inflation drivers. This may include companies with indirect exposure to inflation drivers, such as financial exchanges that facilitate transactions in commodity, interest rate and currency instruments, as well as data providers that specialize in data and analytics in industries that are sensitive to movements in interest rates and consumer prices. The Fund may invest in the securities of companies that earn revenue from precious metals or other commodities through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. Royalties are the rights of a company to receive a percentage of the revenues generated from production of a commodity (e.g., from mining precious metals). Production streams are arrangements in which a company provides an upfront payment in exchange for the right to purchase, typically at a fixed price determined in advance of production, all or a portion of certain metals or other commodities produced from a mine.
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach.
The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies the Adviser believes are relevant to this theme are typically those that can increase revenues without a corresponding increase in expenses in an inflationary environment. Often such companies own, or directly or indirectly
4
benefit from exposure to, underlying variables that are sensitive to inflationary pressures. The Adviser expects to sell portfolio holdings when it determines they no longer fit the Adviser’s investment thesis or are no longer attractively valued.
The Fund’s portfolio generally will include the securities of approximately 20 to 60 issuers that may range from small- to large-
capitalization companies. Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in, or earn a majority of their revenues from activities within, the United States, the Fund also may have significant exposure to issuers that are either domiciled in, or earn a majority of their revenues from activities within, Australia, Canada, and
Europe.
The Fund invests in various companies that operate securities exchanges, among other financial services-related activities. Generally, these companies often have complementary businesses in data services, custody and clearing. These businesses facilitate risk transfer transactions (investment, hedging and speculation), but commit no proprietary capital. The Adviser views these companies as
“financial infrastructure” businesses, which benefit from higher transactional volumes.

As of March 31, 2026, the Fund expects to have significant exposure to companies in the Energy Sector.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the
Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business
5
activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S.
exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Australia. Because investments in the metals and mining industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
◦Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the
European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.
Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”) and, following an 11-
month transition period, left the EU single market and customs union under the terms of a new trade agreement on December
31, 2020. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of
Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. The full scope and nature of the consequences of the exit are not at this time known, but may include increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
6
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged investments and are subject to interest rate risk as higher interest rates generally result in increased costs associated with MLPs’ floating rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Real Assets Risk. The Fund’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located.
•Royalty Trusts Risk. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
7
◦Energy Sector Risk. The energy sector is comprised of energy, industrial, infrastructure, and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector.
The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
•Securities Exchange Companies Risk. The Fund’s investments in securities exchange companies subject it to more risks as compared to a fund that invests in a wider variety of companies. For instance, various factors may significantly affect securities exchange companies, including economic, political and geopolitical market conditions; legislative and regulatory changes; broad trends in the industry and financial markets; shifts in demand or supply in commodities underlying their products; and
competition.
•Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company
(“RIC”) the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments, including certain investments in royalty trusts, may generate income that is not qualifying income. The Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income requirement for the Fund to qualify as a
RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the Fund’s performance compares to the MSCI ACWI All Cap Index Net (USD)
Index, an additional comparative index that provides a broad measure of the performance of equity securities in developed and emerging markets. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Updated performance information is available on the Fund’s website at www.horizonkinetics.com or by calling the Fund toll-free at
1-800-617-0004.
Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 15.33% (for the quarter ended September 30, 2024)
and the worst performance was -13.67% (for the quarter ended June 30, 2022).
8

Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Since Inception 1/11/21
Return Before Taxes	17.96%	13.98%
Return After Taxes on Distributions	17.59%	13.57%
Return After Taxes on Distributions and Sale of Fund Shares	10.87%	11.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.24%
MSCI ACWI All Cap Index Net (USD) Index (reflects no deduction for fees, expenses, or taxes)	22.13%	10.31%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC
Portfolio Managers
Steven Bregman, Co-Founder and Co-Chief Executive Officer, Peter B. Doyle, Co-Founder and Co-Chief
Executive Officer, and James Davolos, Portfolio Manager, have been the portfolio managers of the Fund since its inception in January 2021.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
9

HORIZON KINETICS BLOCKCHAIN DEVELOPMENT ETF - FUND SUMMARY
Investment Objective
The Horizon Kinetics Blockchain Development ETF (the “Blockchain Development ETF” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271	5 Years:	$471	10 Years:	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest primarily in equity securities of listed domestic and foreign Blockchain Development Companies (as the term is defined below), American Depository Receipts (“ADRs”) and Global
Depository Receipts (“GDRs”), that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the “Adviser”), expects to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies. A blockchain is a peer-to-peer ledger of immutable transactions consolidated into digital “blocks” of data; the “blocks” are cryptographically linked consecutively into a chronological
“chain,” meaning that each new block references the transactions in the previous block of data. The Fund defines “digital assets” as digital (i.e., non-tangible) representations of various assets (e.g., goods, resources, objects) and defines “cryptocurrency” (also referred to as “virtual currency” and “digital currency”) as digital assets designed to act as a medium of exchange. The Fund does not invest directly in cryptocurrencies or initial coin offerings and as a result, its performance does not seek to, and should not be expected to, correspond to the performance of any particular cryptocurrency.
Blockchain Development Companies may include companies that (i) verify and add digital asset transactions to a blockchain ledger
(i.e., digital asset mining), or that produce technology used in digital asset mining, (ii) operate trading platforms/exchanges, asset managers, custodians, wallets, and/or payment gateways or processors for digital assets issued on a blockchain, (iii) develop and distribute applications and software services related to blockchain technology and digital assets issued on a blockchain, including smart contracts, (iv) manufacture and distribute infrastructure and/or hardware used for blockchain activities and digital assets issued on a blockchain, or (v) provide engineering and consulting services for the adoption and utilization of blockchain technology and digital assets issued on a blockchain. A Blockchain Development Company may also include domestic and foreign pooled investment vehicles, including listed investment companies and other types of exchange-traded products (“ETPs”).
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach.
The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that are expected to benefit individual companies or broader sub-industries. The Adviser expects to sell portfolio holdings when it determines that they no longer fit the Adviser’s investment thesis and/or are no longer attractively valued.
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The Fund’s portfolio generally will include the securities of approximately 20 to 50 issuers, and those issuers may represent any combination of small-, mid-, or large-capitalization companies at any point in time. The Fund anticipates having significant exposure to issuers operating and/or organized in Canada. The Fund may invest in issuers in developed, emerging markets, and frontier markets.
Frontier markets and emerging market countries are those countries with low- and middle-income economies, respectively, as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) frontier markets or emerging markets indices.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in Blockchain
Development Companies. A Blockchain Development Company means a company that has (i) publicly disclosed its commitment to the development and use of blockchain technologies, (ii) organized a separate identifiable business line or legal entity for the purpose of developing and using blockchain technologies, (iii) been defined by one or more published indices or classified by one or more industry classification schemes as a blockchain company, or (iv) that the Adviser believes provides significant exposure to other
Blockchain Development Companies. When considering whether a company has significant exposure to other Blockchain
Development Companies under (iv) above, the Adviser considers a number of factors, including, among others, the size of a company’s investment in Blockchain Development Companies, a company’s publicly disclosed commitment to investing in or otherwise supporting Blockchain Development Companies, and the revenue or investment return attributable to the company’s investment in Blockchain Development Companies.
The Fund also may invest in the securities of issuers the Adviser believes are actively engaged in the development and use of blockchain technologies, but which do not meet the criteria specified above in the Fund’s definition of Blockchain Development
Companies, and anticipates investing in cash and cash equivalents on a day-to-day basis.
Additionally, the Fund may invest a percentage of its assets (generally, no more than 5% at time of investment) in shares of one or more exchange-traded products that primarily hold cryptocurrencies or investments that derive their value from such cryptocurrencies
(collectively, “Digital Currency ETPs”). Digital Currency ETPs are not registered investment companies under the Investment
Company Act of 1940 (the “1940 Act”) and thus, do not afford investors, including the Fund, the investor protections of the 1940 Act.
Digital Currency ETPs are generally unmanaged (i.e., the digital currency held by the Digital Currency ETP is not managed to achieve any particular result) or passively managed (i.e., the Digital Currency ETP is managed to seek to track the performance, before fees and expenses, of one or more digital currencies), and do not seek to outperform any segment of the market or the market as a whole.
This means that the sponsor of a Digital Currency ETP generally does not sell a digital currency at times when its price is high or acquire the digital currency when its prices are low to benefit from future price increases. Although the shares of a Digital Currency
ETP are not the exact equivalent of a direct investment in the underlying digital currency, they provide an alternative that constitutes a relatively cost-effective way to obtain exposure to one or more digital currencies through the securities market. Digital currencies are a type of crypto asset that are not issued by a government, bank or central organization.
As of March 31, 2026, the Fund expects to have significant exposure to companies in the Communication Services, Financial, and
Information Technology Sectors.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund will concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS®).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Associated Risk of Investing in Blockchain Development Companies. The Fund will invest in Blockchain Development
Companies. At times, Blockchain Development Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund
11
that invests in securities of companies in a broader range of industries. An investment in a Blockchain Development Company may be subject to the following risks:
◦Risk that Blockchain Technology is New and Many of its Uses May be Untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested.
There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Blockchain Development Companies.
◦Theft, Loss or Destruction Risk. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.
◦Competing Platforms, Technologies, and Patents Risk. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a
Blockchain Development Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Blockchain Development
Company’s business, financial condition and results of operations.
◦Cybersecurity Incidents Risk. Cybersecurity incidents may compromise an issuer, its operations, or its business.
Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.
◦Emerging Technologies Investment Risk. The Fund invests primarily to gain exposure to the emerging technologies and related activities in the blockchain and digital assets ecosystems. Companies across a wide variety of industries, primarily in the technology, finance, and entertainment sectors, are exploring the possible applications of these technologies. Blockchain technology may never develop an optimization process that may lead to increased economic returns from which the Fund seeks to benefit. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the
Fund invests.
◦Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
◦Key Personnel Risk. Blockchain Development Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Blockchain Development Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.
◦Lack of Liquid Markets, and Possible Manipulation of Blockchain-Based Assets Risk. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.
◦Lack of Regulation Risk. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that
12
future regulation of blockchain technology will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
◦Network Amendment Risk. Significant contributors to any cryptocurrency network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a
Blockchain Development Company. For example, with respect to the bitcoin network, a small group of individuals contribute to the bitcoin network’s source code. Those individuals can propose refinements or improvements to the bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. To the extent that a significant majority of the users and miners on the bitcoin network install such software upgrade(s), the bitcoin network would be subject to new protocols and software that may adversely affect Blockchain Development Companies.
◦Non-Fungible Tokens Ecosystem Company Risk. Non-fungible tokens (“NFTs”) act like a certificate of authenticity for a digital record. NFTs may be purchased, sold, or held as an original digital collectible for items such as digital art, music, videos, or other electronic content. The value of a NFT may decline for short or long periods of time and may be volatile due to factors such as the desirability of the particular NFT, the availability of other similar NFTs, the accessibility of the blockchain used by the NFT, and general risks applicable to Blockchain Development Companies. Volatility in the value of
NFTs may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation. The NFT ecosystem includes those companies that either (i) currently operate services for the issuance, creation, and commercialization of NFTs and/or (ii) invest in or fund, or will invest in or fund, internal or external projects targeting the issuance, creation, and commercialization of NFTs that are of material importance to such company.
◦Third Party Product Defects or Vulnerabilities Risk. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.
◦Reliance on Cryptocurrency Risk. Certain Blockchain Development Companies may rely on the success of the digital currency industry, the development and acceptance of which is subject to a variety of factors that are difficult to evaluate.
Though there are many applications of blockchain technology outside of the digital currency industry, digital currencies remain a key driver of interest in blockchain technology. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency generally operates without a central authority
(such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss, and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.
◦Exposure to Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies indirectly through investment in individual Blockchain Development Companies that have either direct or indirect exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. To date, cryptocurrency markets have experienced extreme fluctuations and generally are characterized by significant volatility. The prices of cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the distributed ledger networks, events involving entities that facilitate transactions in cryptocurrency, or changes in user preferences in favor of alternative cryptocurrencies.
Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated. As a result, the prices of cryptocurrencies on exchanges may be subject to greater volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges and other trading venues also may be more vulnerable to fraud and failure, including financial failure due to extreme market volatility, than established, regulated exchanges for securities, derivatives and other currencies. The Fund’s investments in Blockchain Development Companies with significant direct and indirect exposure to cryptocurrencies expose the Fund to all of the risks related to cryptocurrencies described above in addition to the risks related to the Blockchain Development Companies. Cryptocurrency volatility may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation.
◦Line of Business Risk. Some Blockchain Development Companies are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
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•Bitcoin-Linked ETP Risk. The Fund may invest in shares of exchange-traded products that primarily hold bitcoin or investments that derive their value from bitcoin (“Bitcoin-linked ETPs”, a type of Digital Currency ETP), which are not registered under the
1940 Act or commodity pools under the Commodity Exchange Act and thus do not have the protections associated with registration under these laws. Bitcoin-linked ETPs hold spot bitcoin and cash or gain exposure to bitcoin through investments that derive their value from bitcoin. ETP shares trade like exchange-traded funds on a national securities exchange. The price of a
Bitcoin-linked ETP is derived from and based upon the value of spot Bitcoin and cash held by the Bitcoin-linked ETP. However, shares of Bitcoin-linked ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a Bitcoin-linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for a Bitcoin-linked ETP is based on a basket of Bitcoin and cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying Bitcoin and cash that the Bitcoin-linked ETP holds. In addition, Bitcoin-linked ETPs are relatively new investment products, launching in January
2024, and have limited operating histories. Because Bitcoin-linked ETPs are relatively new products, their shares may have a lack of liquidity, which could result in the market price of the Bitcoin-linked ETP’s shares being more volatile than the underlying portfolio of Bitcoin and cash. In addition, disruptions in the markets for Bitcoin could result in losses on investment in Bitcoin-
linked ETPs. Further, an actual trading market may not develop for Bitcoin-linked ETP shares and the listing exchange may halt trading of a Bitcoin-linked ETP’s shares. Bitcoin-linked ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning Bitcoin directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by Bitcoin-linked ETPs in addition to the management fees and other expenses paid by the
Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of Bitcoin-linked ETPs.
In addition, Bitcoin-linked ETPs have a limited number of financial institutions that may act as authorized participants (“APs”)
and there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value and shares could face trading halts and/or delisting.
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the Capital Markets Industry, an industry within the Financials Sector. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Capital Markets Industry than a fund that invests its assets in a more diversified manner. Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the Financials Sector. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers.
•Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in
non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the
Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary
Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary
Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
14
•
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•
ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S.
exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Securities may have limited marketability and be subject to erratic price movements.
Frontier markets may be impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
•Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.
Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Risks Related to Investments in Canada. The Fund may have significant exposure to issuers operating and/or organized in
Canada, and, as a result, investment results could be dependent on the financial condition of the Canadian economy. The
Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
•Investment Company Risk. The risks of investing in other investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment
15
company. The price of an investment company is derived from and based upon the value of its underlying assets or investments.
However, shares of investment companies that trade on exchanges are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Communication Services Sector Risk. Market or economic factors impacting communication services companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the communication services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
◦Financials Sector Risk. Performance of companies in the Financials Sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates,
16
and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.
The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•
Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the Fund’s performance compares to the NASDAQ Composite Total Return Index, an index that provides a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at
www.horizonkinetics.com.
Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 16.87% (for the quarter ended December 31, 2023)
and the worst performance was -2.61% (for the quarter ended September 30, 2023).

Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Since Inception 8/1/22
Return Before Taxes	11.10%	6.82%
Return After Taxes on Distributions	10.13%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	6.72%	5.13%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	17.76%
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)	21.14%	21.21%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
17
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC
Portfolio Managers
Steven Bregman, Co-Founder and Co-Chief Executive Officer, Peter B. Doyle, Co-Founder and Co-Chief
Executive Officer, James Davolos, Portfolio Manager, and Brandon Colavita, Portfolio Manager, have been the portfolio managers of the Fund since its inception in August 2022.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
18

HORIZON KINETICS MEDICAL ETF - FUND SUMMARY
Investment Objective
Horizon Kinetics Medical ETF (“Medical ETF” or the “Fund”) seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271	5 Years:	$471	10 Years:	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”),
Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Fund also may invest in other ETFs and purchase and write options for hedging purposes and/or direct investment. In addition, the Fund may purchase or engage in short sales of certain leveraged or inverse ETFs.
The Fund may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the
“Adviser”), has determined to be of comparable quality.
The Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Adviser also considers at the amount of capital a company spends on research and development because the
Adviser believes that such expenditures frequently have significant bearing on future growth. The Fund may invest in companies of any size, including small and medium-size companies. Additionally, the Fund may participate in securities lending arrangements up to
33 1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) to seek to increase the return on its portfolio.
Decisions to sell the Fund’s portfolio holdings are generally triggered by either adequate value being achieved, as determined by the
Adviser, or an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell
19
trigger also may occur if the Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Fund.
The Fund may maintain during a temporary period of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Adviser will invest in such short-term cash positions to the extent the Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. During the temporary periods mentioned in the paragraph above, the Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the Medical Research,
Pharmaceutical and Technology Industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Associated Risks of Investing in the Medical Industry. Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.
•Below Investment Grade Bonds Risk. The Fund’s investments in below investment grade bonds are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in below investment grade bonds also subject the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of below investment grade bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the Medical Research, Pharmaceutical and Technology Industries. As a result, it is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Medical Research, Pharmaceutical and Technology
Industries than a fund that invests its assets in a more diversified manner. Companies in the Medical Research, Pharmaceutical and Technology Industries, as traditionally defined, spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. This regulation requires significant investments in time and funds to maintain compliance. The process of obtaining government approvals can be long and costly, and the process is accompanied by significant uncertainty. Companies
20
in which the Fund may invest in may not currently have any marketed or approved products and may never have marketed or approved products; companies may not be able to maintain any regulatory approvals that they obtain for their products or their products may not be accepted by patients or providers. In addition, unanticipated problems often arise in connection with the development and marketing of new products, and many such efforts are ultimately unsuccessful. Companies in these sectors may not be able to obtain adequate pricing and reimbursement levels for any marketed products, impeding their ability to generate a profit. Companies may also have difficulty manufacturing, marketing, and distributing their products, or may have regulatory authority-imposed restrictions on their ability to do so. Companies may further face product liability and other actions should their products be less safe or efficacious than believed, should they be deemed to have engaged in misleading practices, or should a person that received their product otherwise experience harm or injury. Moreover, companies in the pharmaceutical industries are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting and rebating.
The profitability of some companies in these industries may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments.
Pharmaceutical products are subject to government approvals, regulation, and reimbursement rates.
•Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
•Counterparty Risk. The Fund may engage in transactions in securities and financial instruments that involve counterparties.
Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement, or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the
Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

•Depositary Receipt Risk. Depositary receipts, including ADRs, GDRs, and IDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid.
•
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
21
•ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦
Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦
Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦
Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
22
•Inverse and Inverse Leveraged ETF Risk. Inverse and inverse leveraged ETFs expose the Fund to all of the risks that traditional ETFs present. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset class. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset class. These types of ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these
ETFs. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying asset class during the same period of time. This effect can be magnified during longer holding periods and in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦
Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the
Fund’s NAV.
23
•
Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above. The Fund may also invest in investment companies that pursue inverse investment strategies. Such investment companies are very different from most mutual funds or ETFs in that they seek to provide inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. Such funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios.
•Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•
Short Selling Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify the Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations.
Regulatory restrictions limit the extent to which the Fund may engage in short sales.
•Tax Risk. The use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, equity securities that are hedged with put options may not be eligible for long-term capital gains tax treatment, as qualified dividend income for individual shareholders or eligible for the dividends received deduction applicable to corporate shareholders.
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the
Fund in a tax-free reorganization as of the close of business on January 27, 2023 (the “Reorganization Date”). The Fund has the same investment objective and substantially similar investment strategies as those of the Predecessor Fund. Accordingly, the performance shown in the bar chart and performance table for periods prior to the Reorganization Date represents the performance of the
Predecessor Fund (represented by the performance of the Predecessor Fund’s No Load Class of Shares). The table shows the Fund’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods compared with those of the S&P 500® TR
Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance for the Fund following the Reorganization Date has been adjusted to reflect the Fund’s lower expense ratio. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Performance for the Predecessor Fund prior to the Reorganization Date is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. The Fund’s and Predecessor
Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
24
Calendar Years Total Returns
During the period of time shown in the bar chart, the highest quarterly return was 15.05% (for the quarter ended June 30, 2021) and the lowest quarterly return was -12.89% (for the quarter ended December 31, 2024).

Average Annual Total Returns (for periods ended December 31, 2025)
	One Year	Five Years	Ten Years	Since Inception*
Return Before Taxes	28.45%	5.80%	5.67%	8.47%
Return After Taxes on Distributions	28.08%	5.23%	4.53%	7.70%
Return After Taxes on Distributions and Sale of Shares	17.11%	4.46%	4.24%	7.20%
S&P 500® TR Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	8.57%
* The Predecessor Fund commenced operations on September 30, 1999.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC
Portfolio Managers
Peter B. Doyle, Co-Founder and Co-Chief Executive Officer, has been a portfolio manager of the Fund since January 2023 and was a Portfolio Manager of the Predecessor Fund since its inception in September
1999 through the Reorganization Date. Steven Tuen, Portfolio Manager, James Davolos, Portfolio
Manager, and Brandon Colavita, Portfolio Manager, have been portfolio managers of the Fund since April
2026.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
25

HORIZON KINETICS SPAC ACTIVE ETF - FUND SUMMARY
Investment Objective
Horizon Kinetics SPAC Active ETF (“SPAC ETF” or the “Fund”) seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271	5 Years:	$471	10 Years:	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-
adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
A SPAC (also known as a “blank check” company) is an investment vehicle with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. Unless and until Combination is completed, a SPAC generally places a minimum of the total amount of cash raised in the IPO in a trust account that invests such cash in U.S. government securities or money market funds. A SPAC sponsor generally has 24 months (or less) to find an acquisition target, secure shareholder approval, and complete the Combination. Prior to consummation of a Combination, the SPAC’s shares trade in the market at prices that may be below or above the per share value of the trust account. If a Combination is not consummated within the allowed time span, the SPAC is automatically liquidated and the cash value, after any applicable taxes, fees, and administrative expenses, of the SPAC trust is distributed to shareholders. If a
Combination is proposed, shareholders can (1) continue to hold onto their shares (which then bear the risks associated with all equity securities) or (2) redeem their shares for the pro rata value of the cash value of the trust. The Sub-Adviser believes SPACs offer upside potential when sold after an attractive Combination announcement, coupled with one or more redemption options, such as when the
Fund is permitted to exit a SPAC prior to the completion of a Combination without loss of the principal it invested in the SPAC, thus providing a true asymmetric risk/reward profile for investors. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs. A warrant or right is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time.
The Fund may maintain during a temporary period of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to, high quality, U.S. short-term debt
26
securities and money market instruments. The Sub-Adviser will invest in such short-term cash positions to the extent the Sub-Adviser is unable to find sufficient investments meeting its criteria and when the Sub-Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. The criteria for temporarily investing in cash equivalents is a lack of current investments that the Sub-Adviser believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. During the temporary periods mentioned in the paragraph above, the Sub-Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Associated Risks of Pre-Combination SPACs. “Pre-Combination” SPACs are SPACs that are either seeking a target for a
Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames to consummate a Combination (typically, two years) or the SPAC will liquidate. A Pre-Combination
SPAC may extend the time to consummate a Combination. The Fund invests in equity securities including common stock, rights and warrants of SPACs, which raise cash to seek potential Combination opportunities. Unless and until a Combination is completed, substantially all of the cash raised by a SPAC is deposited in a trust account that generally invests its assets in U.S.
government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a Combination that investors find attractive. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be attractive to investors. Some SPACs may pursue Combinations only within certain industries or regions, which may affect the volatility of their prices. A SPAC may restrict holders from redeeming more than a certain percentage of the outstanding public shares to discourage holders from accumulating large blocks of shares. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC.
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser, the Fund’s other service providers, market makers,
Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers
27
change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•
ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦
Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
28
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of
100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•
Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Temporary Defensive Positions Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
•Warrants and Rights Risk. The Fund may receive warrants or rights in connection with purchasing equity securities, specifically
SPAC Units. Investments in warrants or rights are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights also are complex financial instruments. Their prices do not necessarily move parallel to the prices of underlying securities and their accounting treatment and valuation is subject to special considerations making them more prone to errors than less complex financial instruments. For example, determining whether warrants should be treated as equity or an asset or liability of the SPAC entity depends not only on the specific terms of the warrant contract, but also on the SPAC entity’s specific facts and circumstances. Warrants and rights are also subject to the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant or right added to the subscription price of the related security may be greater than the value of the subscribed security’s market price. If the Fund holds warrants or rights associated with a SPAC that does not complete a business combination within the designated time period, the warrants or rights held by the Fund will expire and lose all value.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Alternative Income Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023 in which the Fund was the performance survivor. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500®
Index, a broad-based securities market index intended to represent the overall domestic equity market. The table also shows how the
Fund’s performance compares to the NASDAQ Composite Total Return Index, a second index that provides a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 4.01% (for the quarter ended June 30, 2025) and the worst performance was 0.62% (for the quarter ended September 30, 2025).
29

Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Since Inception 1/27/23
Return Before Taxes	8.85%	6.08%
Return After Taxes on Distributions	2.61%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	5.29%	3.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	21.17%
ICE BofA 6-Month US Treasury Bill Total Return Index (reflects no deduction for fees, expenses, or taxes)	4.28%	4.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC (the “Adviser”)
Sub-Adviser	Ryan Heritage, LLP
Portfolio Managers
Philip Goldstein, Partner of the Sub-Adviser, Andrew Dakos, Partner of the Sub-Adviser, and Rajeev Das,
Principal of the Sub-Adviser, have been the portfolio managers of the Fund since its inception in January
2023.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
30

HORIZON KINETICS ENERGY AND REMEDIATION ETF - FUND SUMMARY
Investment Objective
The Horizon Kinetics Energy and Remediation ETF (the “Energy and Remediation ETF” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271	5 Years:	$471	10 Years:	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in securities of companies that are expected to benefit, either directly or indirectly, from the increasing focus on climate and environmentally sensitive carbon-based energy production. The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that produce hydrocarbon-based energy and related products, and/or provide products or services to support such production efforts (collectively, “Energy Companies”) and companies the public filings for which state they are engaged in the development and/or distribution of products or the provision of services intended to reduce or remediate the negative effects of hydrocarbon-based energy production, or that they are committed to using such products and/or services in their businesses (collectively, “Remediation Companies”). The Fund may invest in common or preferred stock of domestic and foreign companies and units of royalty trusts.
In selecting investments for the Fund’s portfolio, Horizon Kinetics Asset Management LLC (the “Adviser”), the Fund’s investment adviser, seeks to identify companies that it believes are positioned to benefit from the growing demand for carbon-based energy production, as well as existing and developing technologies that can reduce the environmental impact from the production of fossil fuels. The Adviser’s investment selection process focuses on two primary categories – Energy Companies and Remediation
Companies.
First, the Adviser will focus on companies that produce carbon-based energy. These companies include: (i) onshore and offshore oil/
gas producers; and (ii) owners of oil/gas pipeline networks and oil and gas exploration firms. The Fund also may invest in passive entities such as royalty trusts. Royalties are generally the right of a company to receive a percentage of revenue from the production of a commodity or other utilization of the assets owned by the royalty trust.
Second, the Adviser will focus on companies that have or are developing technologies that can alleviate the negative impacts derived from the production or the consumption of hydrocarbons. These may include, but are not limited to, companies that: (i) produce or develop enhanced water meter and filtration/treatment systems; (ii) develop technologies to capture and store carbon dioxide or other types of emissions that are deemed harmful to the environment, so as to prevent their release into the atmosphere; (iii) provide or utilize products or services that enable the production or consumption of hydrocarbons in a more efficient and/or environmentally-
31
friendly manner; and/or (iv) have developed or are developing advanced systems and technologies in the hydrocarbons industry that are currently not in use.
In selecting individual investments for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach. The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser expects to sell portfolio holdings when it determines they no longer fit the Adviser’s investment thesis or are no longer attractively valued.
The Fund will generally include approximately 30 to 60 securities in its portfolio that may range from small- to large-capitalization companies. Although the issues of a majority of the Fund’s securities are expected to be either domiciled in, or earn a majority of their revenues from activities within, the United States, the Fund also may have significant exposure to issuers that are either domiciled in, or earn a majority of their revenues from activities within, Australia, Canada, and Europe.
As of March 31, 2026, the Fund had significant exposure to companies in the Energy Sector.
The Fund will concentrate (i.e., hold more than 25% of its total assets) in the securities of companies in the Crude Petroleum and
Natural Gas Industry. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the Crude Petroleum and Natural Gas Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Crude Petroleum and Natural Gas Industry than a fund that invests its assets in a more diversified manner. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.
Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, Crude
Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and Natural Gas Industry.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
32
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the
Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

•
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•
ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S.
exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Australia. The Australian economy is heavily dependent on the price and demand for commodities and natural resources as well as its exports from the agricultural and mining sectors. Declines in the demand for such products may have an adverse impact on the Fund. Australia also is dependent on trading with key trading partners. The
Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
◦Risks Related to Investing in Canada. Canada is a major producer of agricultural products and commodities, such as forest products, metals, and energy, including oil, gas and hydroelectricity. The Canadian economy, therefore, is heavily reliant on the sale of such products and resources, which can pose risks such as price fluctuations and variability of demand for exportation. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies, whether due to changes in demand, market events, regulatory changes or other factors, may cause a significant impact on the Canadian economy and adversely affect the Fund.
33
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the
European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.
Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”) and, following an 11-
month transition period, left the EU single market and customs union under the terms of a new trade agreement on December
31, 2020. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of
Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. The full scope and nature of the consequences of the exit are not at this time known, but may include increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦
Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

◦
Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Royalty Trusts Risk. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained
34
decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Energy Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Energy Sector, including energy, industrial, infrastructure, and logistics companies, and is therefore susceptible to the adverse economic, environmental, business, regulatory, or other occurrences affecting the Energy Sector. The Energy Sector has historically experienced substantial price volatility. At times, the performance companies operating in the Energy Sector may lag the performance of companies operating in other sectors or the market as a whole. Companies operating in the Energy Sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters;
and threats of attack by terrorists on energy assets. Additionally, Energy Sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Energy Sector.
•
Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies
(“RICs”) the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income
(“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments, including certain investments in royalty trusts, may generate income that is not qualifying income. The Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income requirement for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 8.43% (for the quarter ended March 31, 2024) and the worst performance was -0.19% (for the quarter ended June 30, 2025).
35

Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Since Inception 2/21/23
Return Before Taxes	9.43%	11.60%
Return After Taxes on Distributions	9.20%	11.26%
Return After Taxes on Distributions and Sale of Fund Shares	5.75%	9.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	22.44%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC
Portfolio Managers
Peter B. Doyle, Co-Founder and Co-Chief Executive Officer, Fredrik Tjernstrom, Portfolio Manager, and
Steven Tuen, Portfolio Manager, have been the portfolio managers of the Fund since its inception in
February 2023. James Davolos, Portfolio Manager, has been a portfolio manager of the Fund since April
2026.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
36

HORIZON KINETICS JAPAN OWNER OPERATOR ETF- FUND SUMMARY
Investment Objective
The Horizon Kinetics Japan Owner Operator ETF (the “Japan Owner Operator ETF” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and
Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.85%

* Estimated for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$87	3 Years:	$271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.
These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
For the fiscal period May 12, 2025 (commencement of operations) through December 31, 2025, the Fund’s portfolio turnover rate was
0% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in Japanese companies that are operated by individuals that have significant ownership in the company. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of companies located in Japan. Such securities may include depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary
Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing shares of companies located in Japan.
The Fund’s investment adviser, Horizon Kinetics Asset Management LLC (the “Adviser”), generally considers a company to be located in Japan if it meets one or more of the following criteria; (i) it is organized under the laws of Japan, (ii) its principal place of business is in Japan, (iii) a majority of its assets are located in Japan, (iv) it derives at least 50% of its business or investment revenues within Japan; or (v) it is included in the MSCI Japan Index.
The Fund invests primarily in the common and preferred stock of companies located in Japan that are “owner-operated,” which generally means the company’s founder or one or more senior leaders, board members, key management personnel, or other individuals with a significant operational role or policy making function in the company has a significant ownership stake in the company. While the Fund does not have a specific ownership level requirement, it generally seeks to invest in companies in which one or more of these individuals own more than 5% of the outstanding shares of a company.
The Adviser employs a value-driven, “bottom-up” or fundamental approach when selecting securities for the Fund’s portfolio. The
Adviser’s research and analysis leverages insights from diverse sources, including its proprietary research and meeting with the management of companies and industry peers, to identify companies the Adviser believes has superior owner-operators and businesses that are positioned to achieve long-term growth. Typically the companies managed by owner-operators are asset-light, less capital intensive, and have a relatively high cash generating business. The Adviser expects to sell portfolio holdings when it determines the companies no longer fit the Adviser’s investment thesis which can result from a change in management or ownership by the owner-
operator, or when the company is no longer attractively valued.
37
The Fund’s portfolio generally consists of the securities of 30 to 50 companies without regard to market capitalization; however, given the universe of companies meeting the Fund’s investment criteria, a majority of the Fund’s holdings are expected to be in companies with market capitalizations of less than ¥1.4 trillion Japanese yen (approximately $10 billion USD).
The Fund’s holdings may represent multiple sectors that will vary at different points in time. The Fund’s investment strategy also may result in a substantial focus in one or more sectors from time to time.
The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in Asian countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and,
therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk”
of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•
Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•
Asian Securities Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced currency fluctuations, less liquidity, expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Additionally, certain Asian economies have been and continue to be subject, to some extent, to over-extension of credit, high unemployment, high inflation, decreased exports, and economic recessions. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and are particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and, as a result, changes in trade policy, the threat of or actual imposition of tariffs and, as a result, changes in trade policy, the threat of or actual imposition of tariffs and economic conditions in other countries can impact these economies.
•
Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the
Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•
Depositary Receipt Risk. Depositary receipts, including ADRs, EDRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”).
GDRs and EDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however,
GDRs and EDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific
38
or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•
Emerging Markets Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.
There also may be limitations on the rights and remedies available to investors in emerging market companies compared to those associated with U.S. companies. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the U.S. and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.
•
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•
ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦
Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦
Trading Risk. Although Shares are listed for trading on the Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
•
Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
39
•Market Capitalization Risk.
◦
Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦
Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦
Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•Risks Related to Investing in Japan. Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies due in part of to economic, political and social conditions. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, as well as governmental policy supporting its export market. However, slowdowns in the economies of key trading partners, such as the U.S. and China, leading to de-creased demand from these countries, new trade regulations, and changes in exchange rates may also have an adverse impact on the economy of Japan. Furthermore, the value of the Japanese yen has fluctuated in the past which may also negatively impact the Japanese economy and could cause losses to investors. Furthermore, Japan has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan, and the surrounding area, is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. These factors can negatively affect investments in Japan and, in turn, the Fund.
•
Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors may adversely affect performance.
40
•Securities Lending Risk. To the extent the Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at
www.horizonkinetics.com/products/etf.
Portfolio Management

Adviser	Horizon Kinetics Asset Management LLC
Portfolio Managers
Utako Kojima, Portfolio Manager, and Aya Hirota Weissman, Portfolio Manager, have been the portfolio managers of the Fund since its inception in May 2025. Peter Doyle, Co-Founder and Co-Chief Executive
Officer, has been a portfolio manager of the Fund since April 2026.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 41.
41
PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION
Purchase and Sale of Shares
The Funds issue and redeem Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-
dealers) may purchase or redeem. The Funds generally issue and redeem Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on an Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the
“bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Funds’ NAV, market price, how often Shares traded on an Exchange at a premium or discount, and bid-ask spreads can be found on the Funds’ website at www.horizonkinetics.com.
Tax Information
The Funds’ distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Funds over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
42
ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives
Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) without shareholder approval upon written notice to shareholders.
Principal Investment Strategies
The following information is in addition to, and should be read along with, the description of each Fund’s (except where otherwise indicated) principal investment strategies in each section titled “Fund Summary—Principal Investment Strategies” above.
Blockchain Development ETF
The Blockchain Development ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Blockchain Development Companies. A Blockchain Development Company means a company that has (i) publicly disclosed its commitment to the development and use of blockchain technologies, (ii) organized a separate identifiable business line or legal entity for the purpose of developing and using blockchain technologies, (iii) been defined by one or more published indices or classified by one or more industry classification schemes as a blockchain company, or (iv) that the
Adviser believes provides significant exposure to other Blockchain Development Companies. The Fund may change this 80%
investment policy without shareholder approval upon 60 days’ notice to shareholders.
The Blockchain Development ETF may invest a portion of its assets in Digital Currency ETPs, primarily Bitcoin-linked ETPs, which provides the Fund indirect exposure to such underlying cryptocurrencies. Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin is not issued by governments, banks or any other centralized authority and can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin. Bitcoin is based on the decentralized, open-
source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. The infrastructure of the
Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the Bitcoin Network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-
source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors. Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the
“Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the
Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the blockchain ledger for bitcoin as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.
The Fund may also invest a smaller percentage (currently anticipated to be around 1%) of its net assets in Grayscale Litecoin Trust
(“LTCN”). LTCN offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. LTCN enables the Fund to gain exposure to the token underlying the Litecoin platform. Litecoin is a digital asset, similar to bitcoin, that is created and transmitted through the operations of the peer-to-peer Litecoin Network, a decentralized network of computers that operates on cryptographic protocols which perform security-related functions using cryptographic methods.
Medical ETF
The Medical ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as
ADRs, GDRs, and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries, and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Fund also may invest in other ETFs and purchase and write options for hedging purposes and/or direct investment. The Fund may change this 80% investment policy without shareholder approval upon 60 days’ notice to shareholders.
43
The Fund may purchase or take short positions in inverse ETFs and inverse leveraged ETFs. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset. Inverse leveraged ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset. Inverse and inverse leveraged ETFs often
“reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying asset during the same period of time.
The Adviser seeks to identify short positions in ETFs the Adviser believes may underperform over a specified period and whose underperformance, and thus the Fund’s potential for additional capital appreciation, may be amplified by factors inherent to these investments. These factors include financing costs incurred by these ETFs, daily reset costs, the compounding nature of such ETFs’
investments as well as overall market volatility. When taking a short position, the Fund borrows the security from a third party and sells it at the then current market price with the expectation that the security’s price will decline. The notional value (the number of shares multiplied by the underlying ETF share price) of the Fund’s investments in such ETFs is expected to be approximately 2-3% of the Fund’s portfolio but no more than 5%. The Adviser will actively monitor its positions in these ETFs to ensure the Fund’s exposure is not being negatively impacted by the compounding effect of these ETFs.
The Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical ETF seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Securities will be selected by the Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Adviser’s opinion, the companies meet the Medical ETF’s investment criteria. Such companies include, but are not limited to, the following:
•Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.
•Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.
•Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.
•Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.
The Medical ETF may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
SPAC ETF
The SPAC ETF invests, under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs. The
Fund may change this 80% investment policy without shareholder approval upon 60 days’ notice to shareholders.
The SPAC ETF invests in units, stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (“SPACs”). Unless and until a Combination meeting the
SPAC’s requirements is completed, a SPAC generally deposits substantially all of the cash raised in its IPO (less a specified amount to cover operating expenses) in a bank trust account which is generally invested in U.S. Government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. In addition, just prior to completion of an acquisition, shareholders of the
SPAC can redeem their shares for a pro rata share of the value of the trust account. Because SPACs have no operating history or ongoing business other than seeking a Combination, the value of their securities can vary on the perceived likelihood of management to identify and complete an attractive acquisition. However, until a SPAC is liquidated or completes a Combination, its common stock is unlikely to fall substantially below the per share value of the trust account. Nonetheless, SPAC shares are subject to secondary market risk and may decline in value if sold prior to deal completion or trust liquidation. If a Combination is completed, the former
SPAC’s shares and other securities will take on the same risks as an equivalent investment in the acquired company. Some SPACs may pursue acquisitions only within certain industries or regions, which may affect the volatility of their prices.
Energy and Remediation ETF
The Energy and Remediation ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that produce hydrocarbon-based energy and related products, and/or provide products or services to support such production efforts (collectively, “Energy Companies”) and companies the public filings for which
44
state they are engaged in the development and/or distribution of products or the provision of services intended to reduce or remediate the negative effects of hydrocarbon-based energy production, or that they are committed to using such products and/or services in their businesses (collectively, “Remediation Companies”). The Fund may change this 80% investment policy without shareholder approval upon 60 days’ notice to shareholders.
Japan Owner Operator ETF
The Japan Owner Operator ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in securities of companies located in Japan. Such securities may include depositary receipts, including American Depositary
Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing shares of companies located in Japan. The Fund may change this 80% investment policy without shareholder approval upon 60 days’ notice to shareholders.
The Adviser primarily invests in companies located in Japan that are “owner-operated,” which generally means the company’s founder or one or more senior leaders (e.g., President, CEO, etc.), board members, key management personnel, or other individuals with a significant operational role or policy making function in the company has a significant ownership stake in the company. The Adviser believes these owner-operators generally operate their companies in a manner more aligned with the interests of company stakeholders relative to companies operated by individuals without a significant ownership stake for a variety of reasons.
Many owner-operators tend to have a high degree of management skill and specific industry knowledge, focus on financial return, and have networks that enable them to grow a company’s long-term enterprise value. Owner-operators may also have certain advantages that enable them to outperform in Japanese society where lifetime employment is the norm because it often entails seniority-based promotion and compensation and discourages calculated risk. Many companies in Japan employ job rotation programs to give their employees the opportunity to learn a company’s business and culture rather than building a specific skill set over one’s career, which often disincentivizes employees to take opportunities outside of assigned work. In the experience of the Adviser, leaders and managers selected by seniority, rather than a skill set, tend to operate the existing business consistent with past operation and often avoid making difficult business decisions or taking advantage of significant business opportunities that carry risk. In addition, the ownership interests of owner-operators often represent a significant part of that person’s wealth and reputation as opposed to operators compensated in cash, whose performance and wealth is not as tied to enterprise value and return on capital.
Concentration
The Blockchain Development ETF will concentrate its investments (i.e., hold more than 25% of its total assets) in issuers in the
Capital Markets Industry within the Financials Sector, as classified by GICS®. The Medical ETF will concentrate its investments (i.e., hold more than 25% of its total assets) companies engaged in the Medical Research, Pharmaceutical and Technology Industries and
related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Energy and Remediation ETF will concentrate its investments (i.e., hold more than 25% of its total assets) in securities of companies in the Crude Petroleum and Natural Gas Industry.
Rule 35d-1 Policies
The Blockchain Development ETF, the Medical ETF, the SPAC ETF, the Energy and Remediation ETF and the Japan Owner
Operator ETF have each adopted a policy to comply with Rule 35d-1 under the 1940 Act. Each such policy has been adopted as a non-
fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Temporary Defensive Positions
To respond to adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The Adviser or Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, a Fund may be unable to achieve its investment objective.
Principal Investment Risks
An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives.
The following provides additional information about each Fund’s principal risks. It is important that investors closely review and understand these risks before making an investment in a Fund. Each risk applies to each Fund unless otherwise specified. Just as in each Fund’s summary section, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the applicable
Fund, regardless of the order in which it appears.

	INFL	BCDF	MEDX	SPAQ	NVIR	JAPN
Active Management Risk	X	X	X	X	X	X
45

	INFL	BCDF	MEDX	SPAQ	NVIR	JAPN
Asian Securities Risk						X
Associated Risk of Investing in Blockchain Development Companies		X
Risk that Blockchain Technology is New and Many of its Uses May be Untested		X
Theft, Loss or Destruction Risk		X
Competing Platforms, Technologies, and Patents Risk		X
Cybersecurity Incidents Risk		X
Emerging Technologies Investment Risk		X
Financial Technology Risk		X
Key Personnel Risk		X
Lack of Liquid Markets, and Possible Manipulation of Blockchain-Based Assets Risk		X
Lack of Regulation Risk		X
Network Amendment Risk		X
Non-Fungible Tokens Ecosystem Company Risk		X
Third Party Product Defects or Vulnerabilities Risk		X
Reliance on Cryptocurrency Risk		X
Exposure to Cryptocurrency Risk		X
Line of Business Risk		X
Associated Risks of Investing in the Medical Industry			X
Associated Risks of Pre-Combination SPACs				X
Below Investment Grade Bonds Risk			X
Bitcoin-Linked ETP Risk		X
Concentration Risk		X	X		X
Capital Markets Industry		X
Crude Petroleum and Natural Gas Industry					X
Medical Research, Pharmaceutical and Technology Industries Risk			X
Convertible Securities Risk			X
Counterparty Risk			X
Currency Exchange Rate Risk	X	X	X		X	X
Cybersecurity Risk	X	X	X	X	X	X
Depositary Receipt Risk		X	X			X
Derivatives Risk			X
Emerging Markets Risk		X				X
Equity Securities Risk	X	X	X	X	X	X
ETF Risks	X	X	X	X	X	X
APs, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X
Costs of Buying or Selling Shares Risk	X	X	X	X	X	X
Shares May Trade at Prices Other Than NAV Risk	X	X	X	X	X	X
Trading Risk	X	X	X	X	X	X
Fixed Income Securities Risk			X
Call Risk			X
Credit Risk			X
Extension Risk			X
Income Risk			X
Interest Rate Risk			X
Prepayment Risk			X
46

	INFL	BCDF	MEDX	SPAQ	NVIR	JAPN
Foreign Securities Risk	X	X	X		X	X
Frontier Markets Risk		X
Geographic Investment Risk	X	X			X
Australia-Specific Risk	X				X
Canada-Specific Risk	X	X			X
Europe-Specific Risk	X				X
Inverse and Inverse Leveraged ETF Risk			X
Investment Company Risk		X
Limited Operating History Risk						X
Liquidity Risk			X	X		X
Market Capitalization Risk	X	X	X	X	X	X
Large-Capitalization Investing Risk	X	X			X	X
Mid-Capitalization Investing Risk	X	X	X	X	X	X
Small-Capitalization Investing Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X
MLP Risk	X
Non-Diversification Risk	X	X	X	X	X	X
Options Risk			X
Other Investment Companies Risk			X
Portfolio Turnover Risk				X
Preferred Stock Risk						X
Real Assets Risk	X
Risks Related to Investing in Japan						X
Royalty Trusts Risk	X				X
Sector Risk	X	X	X		X	X
Communication Services Sector Risk		X
Energy Sector Risk	X				X
Financials Sector Risk		X
Information Technology Sector Risk		X
Securities Exchange Companies Risk	X
Securities Lending Risk	X	X	X	X	X	X
Short Selling Risk			X
Tax Risk	X		X		X
Temporary Defensive Position Risk			X	X	X
Warrants and Rights Risk				X
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser expects to select for the Fund equity securities of companies that are expected to benefit, either directly or indirectly, from rising prices of real assets. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize, the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Asian Securities Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced currency fluctuations, less liquidity, expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Additionally, certain Asian economies have been and continue to be subject, to some extent, to over-extension of credit, high unemployment, high inflation, decreased exports, and economic recessions. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and are particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of
47
neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and, as a result, changes in trade policy, the threat of or actual imposition of tariffs and, as a result, changes in trade policy, the threat of or actual imposition of tariffs and economic conditions in other countries can impact these economies.
•Associated Risk of Investing in Blockchain Development Companies. The Fund will invest in Blockchain Development
Companies. At times, Blockchain Development Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. An investment in a Blockchain Development Company may be subject to the following risks:
◦Risk that Blockchain Technology is New and Many of its Uses May be Untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested.
There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Blockchain Development Companies.
◦Theft, Loss or Destruction Risk. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.
◦Competing Platforms, Technologies, and Patents Risk. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a
Blockchain Development Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Blockchain Development
Company’s business, financial condition and results of operations.
◦Cybersecurity Incidents Risk. Cybersecurity incidents may compromise an issuer, its operations, or its business.
Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.
◦Emerging Technologies Investment Risk. The Fund invests primarily to gain exposure to the emerging technologies and related activities in the blockchain and digital assets ecosystems. Companies across a wide variety of industries, primarily in the technology, finance, and entertainment sectors, are exploring the possible applications of these technologies. Blockchain technology may never develop an optimization process that may lead to increased economic returns in which the Fund invests. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
◦Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
◦Key Personnel Risk. Blockchain Development Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Blockchain Development Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.
◦Lack of Liquid Markets, and Possible Manipulation of Blockchain-Based Assets Risk. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that
48
transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.
◦Lack of Regulation Risk. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
◦Network Amendment Risk. Significant contributors to any cryptocurrency network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a
Blockchain Development Company. For example, with respect to the bitcoin network, a small group of individuals contribute to the bitcoin network’s source code. Those individuals can propose refinements or improvements to the bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. To the extent that a significant majority of the users and miners on the bitcoin network install such software upgrade(s), the bitcoin network would be subject to new protocols and software that may adversely affect Blockchain Development Companies.
◦Non-Fungible Tokens Ecosystem Company Risk. The value of NFTs may decline for short or long periods of time and may be volatile due to factors such as the desirability of the particular NFT, the availability of other similar NFTs, the accessibility of the blockchain used by the NFT, and general risks applicable to Blockchain Development Companies. Volatility in the value of NFTs may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation.
◦Third Party Product Defects or Vulnerabilities Risk. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.
◦Reliance on Cryptocurrency Risk. Certain Blockchain Development Companies may rely on the success of the digital currency industry, the development and acceptance of which is subject to a variety of factors that are difficult to evaluate.
Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Though there are many applications of blockchain technology outside of the digital currency industry, digital currencies remain a key driver of interest in blockchain technology. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency generally operates without a central authority (such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss, and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.
◦Exposure to Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies indirectly through investment in individual Blockchain Development Companies that have either direct or indirect exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. To date, cryptocurrency markets have experienced extreme fluctuations and generally are characterized by significant volatility. The prices of cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the distributed ledger networks, events involving entities that facilitate transactions in cryptocurrency, or changes in user preferences in favor of alternative cryptocurrencies.
Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies within a short period of time. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated. Cryptocurrency exchanges may not have the same features as traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden price swings such as “flash crashes.” As a result, the prices of cryptocurrencies on exchanges may be subject to greater volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges and other trading venues also may be more vulnerable to fraud and failure, including financial failure due to extreme market volatility, than established, regulated exchanges for securities, derivatives and other currencies. The temporary or permanent closure of a cryptocurrency exchange or other trading venue with significant trading volume may significantly and adversely affect the value of cryptocurrencies. The Fund’s investments in Blockchain Development Companies with significant direct and indirect exposure to cryptocurrencies expose the Fund to all of the risks related to cryptocurrencies described above in addition to the risks related to the Blockchain Development
49
Companies. Cryptocurrency volatility may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation.
◦Line of Business Risk. Some Blockchain Development Companies are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
•Associated Risks of Investing in the Medical Industry. Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development also is subject to strict regulatory scrutiny and ongoing legislative action.
•Associated Risks of Pre-Combination SPACs. The Fund invests in equity securities and rights and warrants of SPACs, which raise assets to seek potential Combination opportunities. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a Combination that meets the requirements for the
SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are returned to the entity’s shareholders. A Pre-Combination SPAC may extend the time to consummate a Combination. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a Pre-Combination SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combinations that are completed will be profitable. A SPAC may enter into a
Combination with affiliates of its sponsor which could create a stronger incentive for the sponsor to approve the Combination.
Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices.
A SPAC may restrict holders from redeeming more than a certain percentage of the outstanding public shares in order to discourage holders from accumulating large blocks of shares. Some SPACs may seek shareholder approval for a Combination and might have different redemption terms depending on whether the shareholder votes for, against, or abstains for the approval of the proposed Combination. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same
Combination opportunities, which could make completing an attractive Combination more difficult. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC.
•Below Investment Grade Bonds Risk. Securities rated “BB+” or below by S&P or “Ba1” or below by Moody’s are known as high yield securities and are commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high yield issuers is more complex than for higher-rated securities, making it more difficult for the Adviser to accurately predict risk. There is a greater risk with high yield fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that Fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these securities are generally considered to be speculative.
•Bitcoin-Linked ETP Risk. The Fund may invest in shares of Bitcoin-linked ETPs, which are exchange-traded investment products that are not registered as investment companies under the 1940 Act or as commodity pools under the Commodity
Exchange Act and thus do not have the protections associated with registration under these laws. Bitcoin-linked ETPs hold spot bitcoin and cash or gain exposure to bitcoin through investments that derive their value from bitcoin. ETP shares trade like exchange-traded funds on a national securities exchange. The price of a Bitcoin-linked ETP is derived from and based upon the value of spot bitcoin and cash held by the Bitcoin-linked ETP. However, shares of Bitcoin-linked ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a Bitcoin-linked ETP is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for a Bitcoin-linked ETP is based on a basket of bitcoin and cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying Bitcoin and cash that the Bitcoin-linked ETP holds. To the extent a Bitcoin-linked ETP only employs cash creations and redemptions and does not permit in-kind creations and redemptions, the Fund’s investment in such Bitcoin-linked ETP could be impacted by operational inefficiencies.
50
In addition, Bitcoin-linked ETPs are relatively new investment products, launching in January 2024, with no operating histories.
Because Bitcoin-linked ETPs are relatively new products, their shares may have a lack of liquidity, which could result in the market price of the Bitcoin-linked ETP’s shares being more volatile than the underlying portfolio of bitcoin and cash. In addition, disruptions in the markets for bitcoin could result in losses on investment in Bitcoin-linked ETPs. Further, an actual trading market may not develop for Bitcoin-linked ETP shares and the listing exchange may halt trading of a Bitcoin-linked ETP’s shares.
Bitcoin-linked ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning
Bitcoin directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by
Bitcoin-linked ETPs in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of Bitcoin-linked ETPs.
•Concentration Risk. To the extent a Fund concentrates (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. The Blockchain Development ETF, the Medical ETF, and the Energy and Remediation ETF each concentrate their investments in securities issued by companies in one or more of the industries described below, as specified in the Fund Summary section. As a result of concentrating in a particular industry or group of related industries, the Blockchain
Development ETF, the Medical ETF, and the Energy and Remediation ETF are subject to the risks associated with those industries.
◦Capital Markets Industry. Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the Financials Sector. In volatile times, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations.
◦Crude Petroleum and Natural Gas Industry. The Crude Petroleum and Natural Gas Industry includes companies that engage in operating oil and gas field properties. These companies may engage in activities such as the exploration for crude petroleum and natural gas; drilling, completing, and equipping wells; operation of separators, emulsion breakers, desilting equipment, and field gathering lines for crude petroleum; and all other activities in the preparation of oil and gas up to the point of shipment from the producing property. Companies in the Crude Petroleum and Natural Gas Industry also include the production of oil through the mining and extraction of oil from oil shale and oil sands and the production of gas and hydrocarbon liquids through gasification, liquid faction, and pyrolysis of coal at the mine site. In addition, the Crude
Petroleum and Natural Gas Industry includes companies which have complete responsibility for operating oil and gas wells for others on a contract or fee basis.
Companies in the Crude Petroleum and Natural Gas Industry are affected by specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products;
reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally,
Crude Petroleum and Natural Gas Industry companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of companies operating within the Crude Petroleum and
Natural Gas Industry.
◦Medical Research, Pharmaceutical and Technology Industries Risk. Companies in the Medical Research, Pharmaceutical and
Technology Industries, as traditionally defined, spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. This regulation requires significant investments in time and funds to maintain compliance.
The process of obtaining government approvals can be long and costly, and the process is accompanied by significant uncertainty. Companies in which the Fund may invest in may not currently have any marketed or approved products and may never have marketed or approved products; companies may not be able to maintain any regulatory approvals that they obtain for their products or their products may not be accepted by patients or providers. In addition, unanticipated problems often arise in connection with the development and marketing of new products, and many such efforts are ultimately unsuccessful.
Companies in these sectors may not be able to obtain adequate pricing and reimbursement levels for any marketed products, impeding their ability to generate a profit. Companies may also have difficulty manufacturing, marketing, and distributing their products, or may have regulatory authority-imposed restrictions on their ability to do so. Companies may further face product liability and other actions should their products be less safe or efficacious than believed, should they be deemed to have engaged in misleading practices, or should a person that received their product otherwise experience harm or injury.
51
Moreover, companies in the pharmaceutical industries are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting and rebating. The profitability of some companies in these industries may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Pharmaceutical products are subject to government approvals, regulation, and reimbursement rates. Companies in the Medical Research, Pharmaceutical and Technology
Industries are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•Convertible Securities Risk. Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Counterparty Risk. The Fund may engage in transactions in securities and financial instruments that involve counterparties.
Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement, or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.
•Currency Exchange Rate Risk. The Funds may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Shares. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as a Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of a Fund, the Adviser, the Sub-Adviser or a Fund’s other service providers, market makers, APs, a Fund’s primary listing exchange or the issuers of securities in which such Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs.
Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. A Fund and its respective shareholders could be negatively impacted as a result.
•Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts, including
ADRs, GDRs and IDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored
ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. IDRs are a negotiable certificate issued by a bank. It represents ownership of a number of shares of stock in a foreign company that the bank holds in trust. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder
52
communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S.
and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S.
Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.
•Derivatives Risk. The Fund may invest in derivatives, including in particular options contracts, to pursue its investment objective. The use of derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives also may expose the Fund to the performance of securities that the Fund does not own. To the extent the Fund engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Fund’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Use of derivatives also may cause the Fund to be subject to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions. Certain of the derivatives in which the
Fund invests may trade (and privately negotiated) in the OTC market. OTC derivatives are complex and often valued subjectively, which exposes the Fund to heightened liquidity, mispricing and valuation risks. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, OTC derivative instruments are often highly customized and tailored to meet the needs of the Fund and its trading counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts. Certain derivatives are subject to mandatory exchange trading and/or clearing, which exposes the Fund to the credit risk of the clearing broker or clearinghouse. While exchange trading and central clearing are intended to reduce counterparty credit risk and to increase liquidity, they do not make derivatives transactions risk-free.
◦Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks.
A Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, a Fund will receive a premium;
however, this premium may not be enough to offset a loss incurred by such Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect a Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in a Fund’s loss of the premium it paid for the option.
The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. A Fund’s use of options may reduce such Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of a Fund, may decline significantly more than if such Fund invested directly in the underlying asset instead of using options. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
The Fund is subject to the risk that a change in U.S. law and related regulations will affect the way the Fund operates, increase the particular costs of the Fund’s operation and/or change the competitive landscape. The SEC recently adopted and implemented a new rule governing a fund’s use of derivatives. The new rule, among other things, generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager to oversee the program and comply with an outer limit on fund leverage risk based on value at risk, or “VaR.” The new rule has significantly changed the regulatory framework applicable to the
Fund’s use of derivatives, including by replacing the prior asset segregation regulatory framework in its entirety. Complying with the new rule may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.
53
•Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to
(i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv)
governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) fewer investor rights and limited legal or practical remedies available to investors against emerging market companies, (viii) restrictions on the transfer of securities or currency, and (ix) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•
Equity Securities Risk. Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers. The value of a Fund’s Shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, sometimes rapidly or unpredictably, resulting in losses. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons, which directly relate to the issuer, such as management performance, changed investor perception financial leverage, and reduced demand for the issuer’s goods or services. Investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. Each Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of
Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of
Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, a Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on an Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than an Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of an Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on an Exchange
54
when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to an Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Fixed Income Risk. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers and are subject to various risks, including call, credit, extension and interest rate risks. Fixed income securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations. Coupons may be fixed or adjustable, based on a pre-set formula. The prices of high-yield bonds, unlike those of investment-grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s NAV.
◦
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. This risk may be especially acute with respect to high yield securities, whose issuers are particularly susceptible to failure to meet repayment obligations principal under current conditions. An issuer may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of a security, leading to greater volatility in the price of the security and the value of the Fund. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Fund to sell. Although credit quality may not accurately reflect the true credit risk of a security, a change in the credit quality rating of a security or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is especially heightened under current conditions. Any applicable limitation on the credit quality of a security in which the Fund may invest is applied at the time such Fund purchases the security.
Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.
An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. Investment grade securities are fixed-income securities that have been determined by a nationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined by the Adviser to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. During periods when credit spreads are increasing, certain CLO debt tranches may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦
Income Risk. Each Fund is subject to income risk, which is the risk that a Fund’s income will decline during periods of fall-
ing interest rates or when a Fund experiences defaults on debt securities it holds. Each Fund’s income declines when interest rates fall because, as a Fund’s higher-yielding debt securities mature or are prepaid, a Fund must reinvest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that a Fund’s shareholders receive are affected by the income that a Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.
Fluctuations in income paid to a Fund are generally greater for variable rate debt securities. Each Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. Each
Fund may be required to sell portfolio securities that it would other-wise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Longer term fixed income instruments and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term fixed income instruments. Generally, the longer the average maturity of the fixed income investments in the Fund, the more such Fund’s
55
share price will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. In particular, interest rates in the U.S. are at or near historically low levels and as a result, fixed income securities markets may experience heightened levels of interest rate risk. Any unexpected or sudden reversal of the fiscal policy underlying current interest rate levels could adversely affect the value of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
There is a risk that interest rates across the financial system may change, sometimes unpredictably, in response to a variety of factors, such as central bank monetary policies, inflation rates and general economic conditions. Very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). Changes in fixed-income or related market conditions, including the potential for changes to interest rates and negative interest rates, may expose fixed-income or related markets to heightened volatility and reduced liquidity for Fund investments, which may be difficult to sell at favorable times or prices, causing the value of the Fund’s investments and NAV per share to decline. A rise in general interest rates also may result in increased redemptions from the Fund. Very low, negative or changing interest rates also may have unpredictable effects on securities markets in general, directly or indirectly affecting the Fund’s investments, yield and performance.
◦Prepayment Risk. The risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt instrument before it is expected. The Fund may have to invest the proceeds in lower yielding securities or that expectations of such early call will negatively impact the market price of the security.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S.
securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S.
companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in
non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier market governments typically exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest company in the country.
Accordingly, governmental actions in the future could have a significant effect on economic conditions in frontier market countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio.
Further, substantial limitations may exist in certain frontier market countries with respect to the Fund’s ability to protect its legal interests and ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the
Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Frontier markets have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
•Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Australia-Specific Risk. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on the price and demand for commodities and natural resources as well as its exports from the energy, agricultural and mining sectors. This makes the
56
Australian economy susceptible to fluctuations in the commodity markets. Conditions that weaken demand for Australian products worldwide could have a negative impact on the Australian economy as a whole. Australia is also increasingly dependent on the economies of its key trading partners, including China, the United States, and Japan.
◦Canada-Specific Risk. Because a Fund may have significant exposure to Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy.
The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the
Canadian economy.
◦Europe-Specific Risk. The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have experienced volatility and adverse trends due to concerns about increased government debt levels of several European countries, including Greece, Spain, Ireland, Italy, and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. For some countries, the ability to repay sovereign debt is in question, and default is possible, which could affect their ability to borrow in the future. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU alongside the UK, as discussed below. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. The full scope and nature of the consequences of the exit are not at this time known, but may include increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
•
Inverse and Inverse Leveraged ETF Risk. Inverse and inverse leveraged ETFs expose the Fund to all of the risks that traditional ETFs present. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset class. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset class. These types of ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these
ETFs. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying asset class during the same period of time. This effect can be magnified during longer holding periods and in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
•Investment Company Risk. The risks of investing in other investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The price of an investment company is derived from and based upon the value of its underlying assets or investments.
However, shares of investment companies that trade on exchanges are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
57
•Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, a Fund may have to accept a lesser price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.
In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a Fund’s portfolio, the ability of a Fund to assign an accurate daily value to these investments may be difficult and the Adviser or Sub-Adviser may be required to fair value the investments. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of a security’s fair value in accordance with a Fund’s valuation procedures will in fact approximate the price at which such Fund could sell that security at that time (i.e., the sale price could differ, sometimes significantly, from the Fund’s last valuation for the security). Investors who purchase or redeem shares of a Fund on days when such Fund is holding fair valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair valued the securities or had used a different valuation methodology. These risks may be magnified in a rising interest rate environment and if a Fund holds a significant percentage of fair valued or otherwise difficult to value securities, such Fund may be particularly susceptible to the risks associated with valuation.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a Fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions or access additional means of liquidity, which would reduce the value of such Fund. This risk is especially acute under current market conditions.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦
Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small-
capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s Shares. Each Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse conditions or other developments, affecting (or that are perceived to affect) individual companies or issuers, particular industries, or the market generally. Such developments may include real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, recession, changes in currency and inflation rates, increased instability or general uncertainty, environmental or natural disasters, extreme weather or geological events, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the armed conflicts across the Middle East and ongoing Russia-Ukraine war in Europe, and the risk of expansion or collateral economic and other effects thereof) or ratings downgrades, technological developments (including those related to artificial intelligence) or failures (for example, widespread system outages or disruptions or faulty updates to software applications) and other similar events, each of which may be temporary or last for extended periods. For example, the threat or actual imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could adversely affect the Fund’s investments, including by leading to price volatility, overall declines in the U.S. and global investment
58
markets, reduced liquidity and investment losses. These events have caused, and may in the future cause, significant disruptions to business operations, strained healthcare systems, disruptions to supply chains, large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events, and widespread uncertainty regarding the long-term effects of such events. Such events may cause the value of securities owned by a Fund to go up or down, sometimes rapidly or unpredictably. There also is a risk that policy and legislative changes by the U.S. Government and/or Federal Reserve, or certain foreign governments and central banks, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund. These events may lead to periods of volatility and increased redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders.
The risk of loss increases if the redemption requests are unusually large or frequent.
Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
These or similar events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a
Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. Furthermore, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
•MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged investments and are subject to interest rate risk as higher interest rates generally result in increased costs associated with MLPs’ floating rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment. MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the sectors in which MLPs operate could significantly increase the compliance costs of MLPs.
•
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.
•Other Investment Companies Risk. A Fund may invest in shares of other investment companies, such as ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests.
When a Fund invests in investment company securities, shareholders of such Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of such Fund’s fees and expenses. As a result, an investment by a Fund in an investment company could cause such Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
The Funds may also invest in investment companies that pursue inverse investment strategies. Such investment companies are very different from most mutual funds or ETFs in that they seek to provide inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. Such funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios. These funds are riskier than alternatives that do not use leverage because the performance of an investment in the fund is magnified. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the fund’s stated investment goal (e.g., -2x). In addition, as a result of compounding, an inverse fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the fund times the stated multiple in the fund’s investment objective, before accounting for fees and fund expenses.
59
•
Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its options as frequently as monthly, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the warrants is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).
•Preferred Stock Risk. A preferred stock has a blend of the characteristics of bonds and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or discontinued by the issuer.
•Real Assets Risk. The Fund’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities.
•Risks Related to Investing in Japan. Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies due in part of to economic, political and social conditions. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, as well as governmental policy supporting its export market. However, slowdowns in the economies of key trading partners, such as the U.S. and China, leading to decreased demand from these countries, new trade regulations, and changes in exchange rates may also have an adverse impact on the economy of Japan. Specifically, the Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. Furthermore, Japan has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan, and the surrounding area, is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Finally, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These factors can negatively affect investments in Japan and, in turn, the Fund.
•Royalty Trusts Risk. A Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.
Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Further, because natural resources are depleting assets, the income-producing ability of a royalty trust will eventually be exhausted and the royalty trust will need to raise or retain funds to make new acquisitions to maintain its value. Each Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses in addition to paying Fund expenses.
•Sector Risk. The Funds’ investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-
sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-
sectors may adversely affect performance.
◦Communication Services Sector Risk. Market or economic factors impacting communication services companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments.
Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting
60
demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the communication services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
◦Energy Sector Risk. The energy sector is comprised of energy, energy industrial, energy infrastructure, and energy logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters;
and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Certain energy sector companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations, or enforcement policies governing the energy sector could significantly increase the compliance costs of such companies. Such companies could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. The above factors may change quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Financials Sector Risk. The financials sector includes companies involved in such activities as banking, commercial and consumer finance, investment banking, brokerage, asset management, custody and insurance. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates. The profitability of companies in the financials sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financials sector in certain countries is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Fund. Furthermore, increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.
The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
•Securities Exchange Companies Risk. The Fund’s investments in securities exchange companies subject it to more risks as compared to a fund that invests in a wider variety of companies. For instance, various factors may significantly affect securities exchange companies, including economic, political and geopolitical market conditions; legislative and regulatory changes, including any direct or indirect restrictions on or increased costs associated with trading in the markets; broad trends in the industry and financial markets; changes in price levels, trading volumes and volatility in the derivatives, cash and OTC markets and in their underlying markets; shifts in demand or supply in commodities underlying their products; and competition.
•Securities Lending Risk. To the extent a Fund engages in securities lending, there are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
•Short Selling Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify the Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is
61
closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations.
Regulatory restrictions limit the extent to which the Fund may engage in short sales.
•Tax Risk (Inflation Beneficiaries ETF and Energy and Remediation ETF Only). In order to qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments, including certain investments in royalty trusts, may generate income that is not qualifying income. The Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income requirement for the Fund to qualify as a RIC under the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments. Accordingly, the extent to which the Fund invests in real assets, including commodities, and royalty trusts may be limited by the qualifying income requirement, which the Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with the qualifying income requirement would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-
level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.
•Tax Risk (Medical ETF Only). The writing of call options by a Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income for non-corporate shareholders or eligible for the dividends received deduction applicable to corporate shareholders. Covered call options may also be subject to the federal tax rules applicable to straddles under the Code. In addition, positions held by a Fund were treated as “straddles” for federal income tax purposes, or a Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a
Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
•Temporary Defensive Position Risk. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If a Fund takes a temporary defensive position, it may not achieve its investment objective.
•Warrants and Rights Risk. The Fund may receive warrants or rights in connection with purchasing equity securities, specifically
SPAC Units. Investments in warrants or rights are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants or rights do not necessarily move parallel to the prices of underlying securities. Warrants or rights involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant or right added to the subscription price of the related security may be greater than the value of the subscribed security’s market price. If the Fund holds warrants or rights associated with a SPAC that does not complete a business combination within the designated time period, the warrants or rights held by the Fund will expire and lose all value.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.horizonkinetics.com. A complete description of the Funds’
policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of
Additional Information (the “SAI”).
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MANAGEMENT
Investment Adviser
Horizon Kinetics Asset Management LLC, located at 470 Park Avenue South, 3rd Floor South, New York, New York 10016, serves as the investment adviser for the Funds. The Adviser, subject to the oversight of the Board, provides an investment management program for the Funds and manages the day-to-day investment of each Fund’s assets. The Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-
Adviser for the SPAC ETF. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. The Adviser is an SEC-registered investment adviser that offers a broad range of portfolio management, portfolio advisory and other business activities. As of December 31, 2025, the Adviser had approximately $9.6 billion in assets under management.
For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
Horizon Kinetics Inflation Beneficiaries ETF	0.85%
Horizon Kinetics Blockchain Development ETF	0.85%
Horizon Kinetics Medical ETF	0.85%
Horizon Kinetics SPAC Active ETF	0.85%
Horizon Kinetics Energy and Remediation ETF	0.85%
Horizon Kinetics Japan ETF	0.85%
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory
Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory
Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
A discussion of the basis for the Board’s approval of the Advisory Agreement with respect to each Fund, except for the Japan Owner
Operator ETF, is available in the Funds’ Form N-CSR filing for the period ended December 31, 2025.
A discussion of the basis for the Board’s approval of the Advisory Agreement with respect to the Japan Owner Operator ETF is available in the Fund’s Form N-CSR filing for the period ended June 30, 2025.
Manager of Managers Structure
The Trust and the Adviser intend to apply for exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new sub-advisers without obtaining shareholder approval. The relief would also permit the Adviser to materially amend the terms of agreements with a sub-adviser (including an increase in the fee paid by the Adviser to the sub-adviser (and not paid by a Fund)) or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any sub-
adviser changes. Unless and until such exemptive relief is granted and a Fund’s reliance on such relief is approved by Fund shareholders, shareholder approval will be required for changes in a sub-adviser agreement or for the addition of a new sub-adviser.
Sub-Adviser to the SPAC ETF
Ryan Heritage, LLP, a Delaware limited liability partnership located at Park 80 West - Plaza Two, 250 Pehle Avenue, Suite 708,
Saddle Brook, New Jersey 07663, is responsible for the day-to-day management of the SPAC ETF. An SEC-registered investment adviser formed in 2021, the Sub-Adviser is owned by Andrew Dakos and Phillip Goldstein.
Pursuant to a sub-advisory agreement between the Trust, on behalf of the SPAC ETF, the Adviser, and the Sub-Adviser (the “Sub-
Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities for the SPAC ETF, including selecting broker-
dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Sub-
Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated daily and paid monthly, at an annual rate of 0.425% based on the average daily net assets of the SPAC ETF.
The basis for the Board of Trustees’ approval of the Sub-Advisory Agreement for the SPAC ETF is available in the SPAC ETF’s most recent Form N-CSR filing for the period ended December 31, 2025.
To the extent that a reference in this Prospectus refers to the Adviser, with respect to the SPAC ETF, such reference should also be read to refer to Ryan Heritage, LLP, where the context requires.
63
Portfolio Managers
The individuals identified below are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

Fund	Portfolio Manager

Inflation Beneficiaries ETF	Peter B. Doyle
Steven Bregman
James Davolos

Blockchain Development ETF	Peter B. Doyle
Steven Bregman
James Davolos
Brandon Colavita

Medical ETF	Peter B. Doyle
James Davolos
Steven Tuen
Brandon Colavita

SPAC ETF	Philip Goldstein
Andrew Dakos
Rajeev Das

Energy and Remediation ETF	Peter B. Doyle
James Davolos
Fredrik Tjernstrom
Steven Tuen

Japan Owner Operator ETF	Utako Kojima
Aya Hirota Weissman
Peter B. Doyle
Peter B. Doyle is a Co-Founder and Co-Chief Executive Officer of the Adviser with over 40 years of investing experience. In 1994, he co-founded Horizon Asset Management Inc. (“Horizon”), and in 1996 he co-founded Kinetics Asset Management Inc. (“Kinetics”), the predecessor company to the Adviser. In May 2011, Horizon and Kinetics merged, thereby resulting in the formation of Horizon
Kinetics Asset Management LLC (the “Adviser”). Mr. Doyle is a Portfolio Manager for the Inflation Beneficiaries ETF, Blockchain
Development ETF, Medical ETF, Energy and Remediation ETF, and Japan Owner Operator ETF, along with several mutual funds, private funds, and separately managed accounts managed by the Adviser. Mr. Doyle is a member of the firm’s Investment Committee, which is responsible for general oversight of all portfolio management decisions across the Adviser. In addition to other outside business activities, Mr. Doyle is also the Co-Chief Executive Officer of FRMO Corp., a publicly traded affiliate of the Adviser.
Steven Bregman is a Co-Founder and Co-Chief Executive Officer of the Adviser with over 40 years of investing experience. In 1994, he co-founded Horizon, which merged with Kinetics in 2011, resulting in the formation of the Adviser. Mr. Bregman is a Portfolio
Manager for the Inflation Beneficiaries ETF and Blockchain Development ETF. Mr. Bregman is a member of the firm’s Investment
Committee, which is responsible for general oversight of all portfolio management decisions across the Adviser. In addition to other outside business activities, Mr. Bregman is also the Co-Chief Executive Officer of FRMO Corp., a publicly traded affiliate of the
Adviser, and is a member of the Board of Directors of Winland Holdings Corporation, a publicly traded holding company to several subsidiary companies.
James Davolos is a Portfolio Manager for the Inflation Beneficiaries ETF, Blockchain Development ETF, Energy and Remediation
ETF, and Medical ETF along with several mutual funds, private funds and separately managed accounts managed by the Adviser. He joined Kinetics as an analyst in 2005, and became a Portfolio Manager of Kinetics in 2006, focusing on, among other things, emerging markets.
Brandon Colavita is a Portfolio Manager for the Adviser, and co-manages the Blockchain Development ETF and Medical ETF. He joined the Adviser in 2014 and is involved in developing research and investment ideas, and is responsible for portfolio analytics and
64
client relationship management. He received a B.S. in Economics from The Wharton School of the University of Pennsylvania, and is
a CFA® charter holder.
Philip Goldstein is a Partner of the Sub-Adviser, which he co-founded in 2019, and co-manages the SPAC ETF. Mr. Goldstein also co-founded Bulldog Investors, LLP, an SEC-registered investment adviser, in 1993, and is a Principal of the firm and its lead investment strategist. He graduated from the University of Southern California in 1966 with a Bachelor of Engineering degree and from City College, New York in 1968 with a Master of Engineering degree. Mr. Goldstein appears on television and is widely quoted on closed-end funds, SPACs, and shareholder activism.
Andrew Dakos is a Partner of the Sub-Adviser, which he co-founded in 2019, and co-manages the SPAC ETF. Mr. Dakos has also served as a Principal and Partner in Bulldog Investors, LLP, an SEC-registered investment adviser, since 1999. He graduated from the
University of Delaware in 1988 with a BS in Business Administration.
Rajeev Das has served as a Principal of the Sub-Adviser since 2019, and co-manages the SPAC ETF. Mr. Das has also served a
Portfolio Manager and Head of Trading for Bulldog Investors, LLP, an SEC-registered investment adviser, since 1997. He received a
Bachelor of Arts in Economics from the University of Bombay in 1989 and a Master of Arts in Economics from New York University in 1999. Mr. Das is a CFA® charter holder.
Fredrik Tjernstrom is a Portfolio Manager and Research Analyst with the Adviser, and co-manages the Energy and Remediation ETF.
He joined the Adviser in 1998 and has responsibilities in both portfolio management and research. Mr. Tjernstrom is a co-portfolio manager for several private funds and institutional separate accounts, and authors research reports produced by the Adviser.
Previously, he was the Director of Research for Brokerage Research Services, an independent research provider which he co-founded.
Mr. Tjernstrom has a BSc in Electrical Engineering from Växjö University, Sweden, an MBA with a concentration in Finance and an
MSc in Information Systems from Hawaii Pacific University. He also attended Harvard University for parts of his graduate work and is a CFA® charter holder.
Steven Tuen is Portfolio Manager and Research Analyst with the Adviser, and co-manages the Energy and Remediation ETF and the
Medical ETF. He joined the Adviser in 1996 and has responsibilities in both portfolio management and research. Mr. Tuen is a co-
portfolio manager of a registered investment company and is responsible for conducting and authoring research. His research responsibilities include the coverage of equity and fixed income securities, with particular emphasis on high yield securities.
Previously, Mr. Tuen spent seven years with Bankers Trust Company as a portfolio manager in the Private Client Group, serving high net worth individual and trust accounts. He received a Bachelor of Business Administration from Baruch College – City University of
New York. He is a CFA® charter holder and a member of the CFA Institute, as well as of the New York Society of Security Analysts.
Utako Kojima is a Portfolio Manager for the Japan Owner Operator ETF. She joined the Adviser in 2010 as a Portfolio Analyst, primarily focusing on the firm’s Asia Strategy. Prior to this, Ms. Kojima was an equity analyst at AS Hirota Capital Management,
LLC. Her experience includes consulting in the Valuation Division at Shin-Nihon Ernst & Young Transaction Advisory Services,
Tokyo, Japan. Previously, she served in the International Products Client Services and Sales Operations group at Deutsche Securities
Limited, Tokyo, Japan, managing post transaction processes and client services. She is also a member of the Board of Directors of
CMSC (Consensus Mining & Seigniorage Corp.). Ms. Kojima received a BA in Political Science from Keio University, Tokyo, Japan, and is a CFA® charter holder.
Aya Hirota Weissman is a Portfolio Manager for the Japan Owner Operator ETF. She joined the Adviser in 2010, as a Co-Portfolio
Manager for the Asia Strategy. With over 40 years of investment experience, Ms. Weissman was previously a founder and Chief
Investment Officer of AS Hirota Capital Management, LLC. Prior to that, her experiences included acting as a portfolio manager specializing in Japanese securities for Kingdon Capital Management, LLC, a New York–based hedge fund; two years as a partner and
Portfolio Manager of Feirstein Hirota Japan Partners, a Japanese long/short hedge fund; and 12 years at Salomon Smith Barney Asset
Management, as a Managing Director and Senior Portfolio manager in the US value equity group where she was a founding member of the large cap value equity group, with responsibility for approximately $2 billion in assets. She also worked as a securities analyst covering global technology and consumer sectors at Equitable Capital Management. Ms. Weissman serves as a non-executive director for Nippon Active Value Fund and previously served as a non-executive board member of Toshiba Corp. and a non-executive board member of SBI Holdings, Inc. in Japan. Ms. Weissman is a member of the U.S.-Japan Council. Ms. Weissman received a MBA from the International Institute for Management Development (IMD) in Lausanne, Switzerland and a BA in Liberal Arts from International
Christian University in Tokyo, Japan. She also studied at Chung Chi College at the Chinese University of Hong Kong, as a Japanese
Ministry of Education Scholar. Ms. Weissman is a CFA® charterholder.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares.
Other Service Providers
Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the
“Distributor”), serves as the principal underwriter and distributor of each Fund’s Shares. The Distributor’s principal address is 190
Middle Street, Suite 301, Portland, Maine 04101. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of
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1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by a Fund and is not affiliated with the Adviser, Sub-Adviser, or any of their respective affiliates.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street,
Milwaukee, Wisconsin 53202, serves as the administrator and transfer agent (as applicable) for the Funds.
U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds.
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the
Trust.
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Funds’
independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an
AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at
NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale)
transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy
Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (the “DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name”
through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly from the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and lead to the realization of capital gains. The Funds’ fair valuation of their holdings consistent with the 1940 Act and Rule 2a-5 thereunder and their ability to impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades help to minimize the potential adverse consequences of frequent purchases and redemptions.
Determination of Net Asset Value
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, each Fund generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for an investment held by a Fund or is determined to be
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unreliable, the investment will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been de-listed or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act and the rules thereunder limit investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section
12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with such Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-
dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Fund intends to pay out dividends, if any, in cash, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to
Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than
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how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-
term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-
corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets).
Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S.
possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a
Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of such Fund’s Shares. Holding periods may be suspended for these purposes for stock that is hedged. Certain of the Funds’
investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as
Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a
Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-
day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (the “IRS”).
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a
Fund.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in
January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your
Shares).
You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should generally be avoided by taxable investors.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain
Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares from non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,”
which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
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Taxes When Shares are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if
Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-
term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning
30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares of a Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation
Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the
Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for
Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of
Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a
Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Investments in Complex Securities
The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds and may require the Funds to sell securities to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.
If a Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the
SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a
RIC.
Certain of a Fund’s investments, such as investments in real assets, including commodities, and royalty trusts when made directly, may not produce qualifying income to the Fund. Specifically, the Blockchain Development ETF is expected to make direct investments in Digital Currency ETPs and LTCN, both of which may not produce qualifying income for the Fund. A Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).
A Fund may invest in MLPs taxed as partnerships. Due to a variety of factors, including significant non-cash deductions such as depreciation and depletion, MLPs have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to such limited partners or members. These excess cash distributions would not be treated as income to a Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, a Fund may make distributions that exceed its earnings and profits, which would be characterized as a return of capital to shareholders. A return of
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capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher capital gain or lower capital loss when the Fund shares are sold. After a shareholder’s basis in Fund shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Fund shares will be treated as gain from the sale of the Fund shares.
“Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. This deduction, if allowed in full, equates to a maximum effective federal income tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate
“qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not.
The Funds may invest in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Funds are permitted to report such part of their dividends as section 199A dividends as are eligible but are not required to do so.
REITs, MLPs and other partnerships in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
Foreign Investments by a Fund
The Funds invest in foreign securities. Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a
RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a
“qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the
Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund.
It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares.
Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the
Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
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PREMIUM/DISCOUNT INFORMATION
Information regarding how often each Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available on the Funds’ website at www.horizonkinetics.com.
ADDITIONAL NOTICES
The Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of the Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Funds make no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly.
FINANCIAL HIGHLIGHTS
The Inflation Beneficiaries ETF, the Blockchain Development ETF, the Energy and Remediation ETF, and the Japan Owner Operator
ETF
The financial highlights tables below show the financial performance information for each Fund’s five most recent fiscal years (or the life of a Fund, if shorter). Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of each Fund, whose report, along with each Fund’s financial statements, are included in the Funds’ most recent Form N-CSR, which is available upon request and can be found on the SEC’s website.
The Medical ETF and SPAC ETF
On January 27, 2023, (i) the Medical ETF acquired all of the assets and liabilities of the Kinetics Medical Fund (the “Medical
Predecessor Fund”) in exchange for shares of beneficial interest of the Medical ETF, and (ii) the SPAC ETF acquired all of the assets and liabilities of the Kinetics Alternative Income Fund (the “Alternative Income Predecessor Fund” and together, with the Medical
Predecessor Fund, each a “Predecessor Fund” or the “Predecessor Funds”) (the “Reorganization”). As a result of the Reorganization, each of the Medical ETF and the SPAC ETF has adopted the financial history of the Medical Predecessor Fund and the Alternative
Income Predecessor Fund, respectively. As a result, information included in the financial highlights for periods ended prior to January
27, 2023 reflect information for the respective Predecessor Fund.
The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost, on an investment in a Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended December
31, 2022, 2021 and 2020 have been audited by the Predecessor Funds’ prior independent registered public accounting firm, whose report, along with each Predecessor Fund’s financial statements, is included in the Predecessor Funds’ Annual Report which is available upon request. Information for the fiscal year ended December 31, 2024 and 2023 has been audited by Cohen & Company,
Ltd., the independent registered public accounting firm of each Fund, whose report, along with each Fund’s financial statements, are included, in the Funds’ most recent Form N-CSR, which is available upon request.
71
HORIZON KINETICS INFLATION BENEFICIARIES ETF

	Year Ended December 31,					Period Ended December 31,
	2025		2024	2023	2022	2021(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period . . . . . . . . . .	$38.15		$31.53	$31.46	$31.21	$25.00

INVESTMENT OPERATIONS:
Net investment income(b) . . . . . . . . . . . . . . . . . . . . .	0.53		0.58	0.49	0.53	0.30
Net realized and unrealized gain on investments(c) .	6.29		6.72	0.08	0.24	6.19
Total from investment operations . . . . . . . . . . . .	6.82		7.30	0.57	0.77	6.49

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . .	(0.56)		(0.68)	(0.50)	(0.52)	(0.27)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . . .	—		—	—	—	(0.01)
Total distributions . . . . . . . . . . . . . . . . . . . . . . . .	(0.56)		(0.68)	(0.50)	(0.52)	(0.28)
Net Asset Value, End of Period . . . . . . . . . . . . . .	$44.41		$38.15	$31.53	$31.46	$31.21
Total return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17.96%		23.34%	1.86%	2.57%	26.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands) . . . . . . . . .	$1,321,261		$1,032,030	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(e) . . . . . . . .	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of tax expenses to average net assets(e) . . . . .	0%	(g)	0%	0%	0%	0%
Ratio of expenses to average net assets excluding tax expense(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.26%		1.64%	1.56%	1.73%	1.02%
Portfolio turnover rate(d)(f) . . . . . . . . . . . . . . . . . . . .	14%		17%	10%	9%	0%	(g)
(a)The Fund commenced operations on January 11, 2021.
(b) Net investment income per share has been calculated based on average shares outstanding during the periods.
(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Portfolio turnover rate excludes in-kind transactions.
(g) Amount represents less than 0.5%.
72
HORIZON KINETICS BLOCKCHAIN DEVELOPMENT ETF

	Year Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . .	$27.70	$24.47	$19.73	$25.23

INVESTMENT OPERATIONS:
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.25	0.33	0.31	0.08
Net realized and unrealized gain (loss) on investments(c) . .	2.83	3.35	4.60	(5.51)
Total from investment operations . . . . . . . . . . . . . . . . . .	3.08	3.68	4.91	(5.43)

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.76)	(0.45)	(0.17)	(0.07)
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.76)	(0.45)	(0.17)	(0.07)
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . .	$30.02	$27.70	$24.47	$19.73
Total return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11.10%	15.05%	24.86%	-21.50%

SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands) . . . . . . . . . . . . . . .	$18,764	$13,158	$6,729	$1,973
Ratio of expenses to average net assets(f) . . . . . . . . . . . . . . .	0.85%	0.85%	0.85%	0.87%
Ratio of tax expenses to average net assets(f) . . . . . . . . . . . .	—%	—%	—%	0.02%
Ratio of expenses to average net assets excluding tax expense(f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(f) . . . .	0.83%	1.26%	1.44%	0.90%
Portfolio turnover rate(d)(g) . . . . . . . . . . . . . . . . . . . . . . . . . .	7%	9%	10%	5%
(a)The Fund commenced operations on August 1, 2022.
(b) Net investment income per share has been calculated based on average shares outstanding during the periods.
(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d) Not annualized for periods less than one year.
(e) Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate excludes in-kind transactions.
73
HORIZON KINETICS MEDICAL ETF

	Year Ended December 31,
	2025	2024	2023		2022		2021
PER SHARE DATA:
Net Asset Value, Beginning of Year . . . . . . . . . . .	$26.20	$28.01	$31.55		$30.78		$28.13

INVESTMENT OPERATIONS:
Net investment income(a) . . . . . . . . . . . . . . . . . . . .	0.44	0.33	0.40		0.27		0.25
Net realized and unrealized gain (loss) on investments(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.01	(1.63)	(2.30)		1.02		2.73
Total from investment operations . . . . . . . . . . .	7.45	(1.30)	(1.90)		1.29		2.98

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . .	(0.41)	(0.46)	(0.40)		(0.36)		(0.26)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	—	(0.04)	(1.24)		(0.16)		(0.07)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . .	—	(0.01)	—		—		—
Total Distributions . . . . . . . . . . . . . . . . . . . . . . .	(0.41)	(0.51)	(1.64)		(0.52)		(0.33)

CAPITAL SHARE TRANSACTIONS:
Redemption fee per share . . . . . . . . . . . . . . . . . . .	—	—	0.00	(c)	0.00	(c)	0.00	(c)
Net Asset Value, End of Year . . . . . . . . . . . . . .	$33.24	$26.20	$28.01		$31.55		$30.78
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28.45%	-4.72%	-6.03%		4.21%		10.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands) . . . . . . . . . .	$18,946	$15,585	$16,666		$19,280		$16,188
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e) . . . . . . . . . .	0.85%	0.85%	1.08%		2.21%		2.18%
After expense reimbursement(d)(e) . . . . . . . . . . .	0.85%	0.85%	0.85%		1.39%		1.39%
Ratio of net investment income to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.54%	1.12%	1.29%		0.89%		0.84%
Portfolio turnover rate(f) . . . . . . . . . . . . . . . . . . . .	0%	0%	15%		3%		1%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e)Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(f)Portfolio turnover rate excludes in-kind transactions.
74
HORIZON KINETICS SPAC ACTIVE ETF

	Year Ended December 31,
	2025	2024	2023		2022		2021
PER SHARE DATA:
Net Asset Value, Beginning of Year . . . . . . . . . . .	$98.12	$96.94	$93.91		$98.92		$100.24

INVESTMENT OPERATIONS:
Net investment income (loss)(a) . . . . . . . . . . . . . . .	(0.79)	(0.69)	(0.36)		0.89		(0.15)
Net realized and unrealized gain (loss) on investments(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9.46	4.82	5.92		(4.92)		(1.17)
Total from Investment Operations . . . . . . . . . .	8.67	4.13	5.56		(4.03)		(1.32)

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . .	(14.41)	(2.84)	(2.50)		(0.87)		—
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	(0.72)	(0.11)	(0.03)		(0.11)		—
Total distributions . . . . . . . . . . . . . . . . . . . . . . .	(15.13)	(2.95)	(2.53)		(0.98)		—

CAPITAL SHARE TRANSACTIONS:
Redemption fee per share . . . . . . . . . . . . . . . . . . .	—	—	—		0.00	(c)	0.00	(c)
Net Asset Value, End of Year . . . . . . . . . . . . . .	$91.66	$98.12	$96.94		$93.91		$98.92
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.85%	4.26%	5.92%		-4.07%		-1.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of Period (in thousands) . . . . . . . .	$9,852	$17,414	$16,235		$7,384		$2,626
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e) . . . . . . . . . .	0.85%	0.85%	1.05%		2.76%		2.35%
After expense reimbursement(d)(e) . . . . . . . . . . .	0.85%	0.85%	0.79%		0.95%		0.95%
Ratio of net investment income (loss) to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.77)%	(0.70)%	(0.48)%		0.93%		(0.15)%
Portfolio turnover rate(f) . . . . . . . . . . . . . . . . . . . .	81%	128%	179%	(g)	0%		0%
(a) Net investment income per share has been calculated based on average shares outstanding during the periods.
(b) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c) Amount represents less than $0.005 per share.
(d)Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e)Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(f)Portfolio turnover rate excludes in-kind transactions.
(g)Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy.
75
HORIZON KINETICS ENERGY AND REMEDIATION ETF

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$30.04	$25.95	$24.71

INVESTMENT OPERATIONS:
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.30	0.42	0.39
Net realized and unrealized gain on investments(c) . . . . . . . . . . . . . . . . . . . . . . . . . .	2.54	4.12	1.20
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.84	4.54	1.59

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.30)	(0.42)	(0.35)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	(0.03)	—
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.30)	(0.45)	(0.35)
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$32.58	$30.04	$25.95
Total return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9.43%	17.54%	6.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,072	$3,755	$3,243
Ratio of expenses to average net assets(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e) . . . . . . . . . . . . . . . . . . . . . . .	0.97%	1.47%	1.76%
Portfolio turnover rate(d)(f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%	0%	2%
(a)The Fund commenced operations on February 21, 2023.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.
(g)Amount represents less than $(0.005).
76
HORIZON KINETICS JAPAN OWNER OPERATOR ETF

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24.80

INVESTMENT OPERATIONS:
Net investment income(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.10
Net realized and unrealized gain on investments(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.75
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85

LESS DISTRIBUTIONS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.06)
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.06)
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$25.59
Total return(d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$24,949
Ratio of expenses to average net assets(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85%
Ratio of net investment income to average net assets(e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.55%
Portfolio turnover rate(d)(f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
(a)The Fund commenced operations on May 12, 2025.
(b)Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.
77
Horizon Kinetics Inflation Beneficiaries ETF
Horizon Kinetics Blockchain Development ETF
Horizon Kinetics Medical ETF
Horizon Kinetics SPAC Active ETF
Horizon Kinetics Energy and Remediation ETF
Horizon Kinetics Japan Owner Operator ETF

Adviser	Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Transfer Agent and Administrator	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Sub-Adviser	Ryan Heritage, LLP Park 80 West - Plaza Two 250 Pehle Avenue, Suite 708 Saddle Brook, New Jersey 07663	Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103
Investors may find more information about a Fund in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. The SAI is on file with the SEC and is incorporated herein by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports and Form N-CSR: Additional information about each Fund’s investments is available in the Funds’
Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by calling
1-800-617-0004.
Shareholder reports and other information about the Funds also are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•Free of charge from the Funds’ Internet web site at www.horizonkinetics.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act File No. 811-23226)

Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Blockchain Development ETF ( BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Listed on NYSE Arca, Inc.
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Listed on The Nasdaq Stock Market, LLC

Each a series of Listed Funds Trust

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2026

This Statement of Additional Information (the “SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Horizon Kinetics Inflation Beneficiaries ETF (the “Inflation Beneficiaries ETF”), the Horizon Kinetics Blockchain Development ETF (the “Blockchain Development ETF”), the Horizon Kinetics Medical ETF (the “Medical ETF”), the Horizon Kinetics SPAC Active ETF (the “SPAC ETF”), the Horizon Kinetics Energy and Remediation ETF (the “Energy and Remediation ETF”), and the Horizon Kinetics Japan Owner Operator ETF (the “Japan Owner Operator ETF”), (each, a “Fund,” and collectively, the “Funds”), each a series of Listed Funds Trust (the “Trust”) dated April 30, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1-800-617-0004 or by visiting www.horizonkinetics.com.
Each Fund’s audited financial statements for the most recent fiscal year are included in the Funds’ most recent Form N-CSR, which is incorporated into this SAI by reference (File No. 811-23226). You may obtain a copy of the Funds’ Annual Reports and Form N-CSR at no charge by contacting the Funds at the phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates only to the Funds. The Trust was organized as a Delaware statutory trust on August 26, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (collectively, the “Shares”) is registered under the Securities Act of 1933 (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).
Horizon Kinetics Asset Management LLC (the “Adviser”) serves as each Fund’s investment adviser. Ryan Heritage, LLP (the “Sub-Adviser”) serves as the SPAC ETF’s investment sub-adviser. To the extent that a reference in this SAI refers to the “Adviser,” such reference should be read to refer to the Sub-Adviser where the context requires. On January 27, 2023, (i) the Medical ETF acquired all of the assets and liabilities of the Kinetics Medical Fund (the “Medical Predecessor Fund”) in exchange for shares of beneficial interest of the Medical ETF, and (ii) the SPAC ETF acquired all of the assets and liabilities of the Kinetics Alternative Income Fund (the “Alternative Income Predecessor Fund” and together, with the Medical Predecessor Fund, each a “Predecessor Fund” or the “Predecessor Funds”) (the “Reorganization”). As a result of the Reorganization, the Horizon Kinetics Medical ETF is the accounting successor of the Predecessor Medical Fund and the Horizon Kinetics SPAC Active ETF is the accounting successor of the Predecessor Alternative Income Fund.
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in a Fund’s portfolio. Shares of the Inflation Beneficiaries ETF, Blockchain Development ETF, and Energy and Remediation ETF are listed on the NYSE Arca, Inc., and shares of the Medical ETF, SPAC ETF, and Japan Owner Operator ETF are listed on the Nasdaq Stock Market, LLC (each, an “Exchange” and together, the “Exchanges”) and trade on the Exchanges at market prices that may differ from the Shares’ NAV. Shares also are redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Non-Diversification
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.
Although the Funds are each non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.

General Risks
The value of a Fund’s portfolio investments may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular investment or issuer, and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the investments held by a Fund will be maintained. The existence of a liquid trading market for certain investments may depend on whether dealers will make a market in such investments. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which investments may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio investments are limited or absent, or if bid/ask spreads are wide.
Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund also may incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such portfolio companies to lose value.
Global Pandemics. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of COVID-19. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Recent Geopolitical Events. Geopolitical tensions introduce uncertainty into global markets. For example, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict present a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, attacks on commercial vessels transiting through the Red Sea, commonly referred to as the Red Sea crisis, have led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. In addition, recent U.S. military operations in Iran could lead to significant geopolitical instability, including retaliatory attacks, disruption of critical energy infrastructure and shipping lanes such as the Strait of Hormuz, and broader regional conflict, which in turn may cause sharp volatility across global financial markets and commodity prices. Such developments may adversely affect the Funds through increased market uncertainty, reduced liquidity, higher inflation and interest rate pressures, and potential declines in asset valuations across multiple sectors and geographies. The Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers.
These conflicts and others, and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments, or exchange-traded funds (“ETFs”) that invest in such instruments, where relevant, or engage in any of the following investment practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.
Bitcoin-Linked ETPs (Blockchain Development ETF Only)
The Blockchain Development ETF may invest a portion of its assets in Bitcoin-linked ETPs, which are exchange-traded products that provide the Fund indirect exposure to bitcoin, a type of digital currency. The Bitcoin-linked ETPs in which the Fund invests are pooled investment vehicles that are not investment companies registered pursuant to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act and do not afford investors, including the Fund, the investor protections provided by the 1940 Act. When the Fund invests in an ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the ETP’s expenses (including operating costs and management fees). The Fund’s investments in ETPs may generate income that is not favorable from a tax perspective. For more information on the tax treatment of the Fund’s investment in Digital Currency ETPs, please see the “Federal Income Taxes” section.
Many of the risks associated with Bitcoin-linked ETPs are the same as the risks of owning a crypto asset such as bitcoin directly. Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. Bitcoin is not issued by a government, bank or central organization. The value of the Fund’s indirect investments in bitcoin can be highly volatile. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in bitcoin generally may not be based on fundamental analysis. Bitcoin is also susceptible to theft, loss and destruction. Crypto asset trading platforms are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may also be more exposed to the risk of market manipulation than exchanges for more traditional assets.
Bitcoin and the crypto asset industry generally is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. It is not possible to predict at this time all of the risks that they may pose to the Bitcoin-linked ETPs in which the Fund invests, and therefore the Fund, its service providers or to the crypto asset industry as a whole. Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.
Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Fund’s indirect investments in crypto assets.
Borrowing
Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Funds’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Convertible Securities (Inflation Beneficiaries ETF and Energy and Remediation ETF Only)
Convertible securities are debt securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
As debt securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.
Debt Securities
In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.
Debt securities are all generally subject to interest rate, credit, income, and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Adviser attempts to reduce credit and market risk through diversification of a Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.
Inflation-Indexed Bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
A Fund’s investments in debt securities may subject the Fund to the following risks:
Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer, or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that a Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by a Fund to evaluate credit risk may affect the value of securities held by such Fund.
Obligations under debt securities held by a Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Financial Services (“S&P®”), to help describe the creditworthiness of the issuer.
Credit Ratings Risk. The Adviser performs its own independent investment analysis of securities being considered for a Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management, and regulatory matters. The Adviser also considers the ratings assigned by various investment services and independent rating agencies, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under “Description of Securities Ratings.”
Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell, or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Extension Risk. A Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security is reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Income Risk. A Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. A Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that a Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.

Fluctuations in income paid to a Fund are generally greater for variable-rate debt securities. A Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. A Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by a Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer a Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a Fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, such Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
Derivative Instruments
Certain derivative instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) imposes limits on the amount of leverage risk to which a fund may be exposed through the use of such derivatives and requires the adoption of certain derivatives risk management measures. Under Rule 18f-4, a fund’s investment in such derivatives is limited through value-at-risk (“VaR”) testing. Specifically, the VaR of the fund’s portfolio may not exceed 200% of the VaR of a specific unleveraged designated reference portfolio using relative VaR testing (or 20% of the value of the fund’s net assets using absolute VaR testing).
Generally, a fund whose derivatives exposure exceeds 10% of its net assets is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. Funds whose derivatives exposure does not exceed 10% of their net assets may be considered limited derivatives users and are not required to comply with all of the conditions of Rule 18f-4, including the adoption of a derivatives risk management program and appointment of a derivatives risk manager, though they are required to adopt policies and procedures designed to manage derivatives risk.
Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include futures contracts and options on futures contracts.
Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.
Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser or Sub-Adviser, as applicable, seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s or Sub-Adviser’s, as applicable, ability to gauge relevant market movements.
Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. A Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.
Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American-style put or call option may be exercised at any time during the option period while a European-style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulators, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.
Purchasing Call and Put Options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to such Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American-style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by such Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser or Sub-Adviser, as applicable, deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.
If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing Call and Put Options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American-style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.
The writing of call options by a Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Code. If positions held by a Fund were treated as “straddles” for federal income tax purposes, or a Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions.
Closing Out Options (Exchange-Traded Options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by a Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.
Risks of Options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, such Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires or it delivers the underlying instrument upon exercise. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser or Sub-Adviser, as applicable, is not successful in using options in managing a Fund’s investments, such Fund’s performance will be worse than if the Adviser or Sub-Adviser did not employ such strategies.
Developing Government Regulation of Derivatives. The regulation of certain derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
It is not possible to fully predict the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment goal(s). The Adviser will continue to monitor developments in the area. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.
Equity Securities
Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and, therefore, may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline. An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares).
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Types of Equity Securities include:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stocks in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stocks with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Large-Capitalization Companies — Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Special-Purpose Acquisition Companies (“SPACs”) (SPAC ETF Only) — SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally places substantially all the cash raised in an IPO (less an amount to cover expenses) in a trust account that invests such cash in U.S. government securities, money market fund securities and cash. SPACs are effectively “blank check” companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities may be particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. However, because SPACs generally have a redemption feature, the possibility of long-term loss of principal (assuming the SPAC is purchased for less than the pro rata share of the cash held in the trust account) prior to completing an acquisition is limited. Nonetheless, SPAC shares are subject to secondary market risk and may decline in value if sold prior to deal completion or trust liquidation. If an acquisition is completed, the former SPAC’s shares and other securities will take on the same risks as an equivalent investment in the acquired company. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition is not completed within a predetermined period of time, the pro rata share of the trust account is returned to the SPAC’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.
Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Exchange-Traded Funds
The Funds may invest in shares of other ETFs, which include ETFs registered under the 1940 Act and exchange-traded products (“ETPs”) registered under the Securities Act. As the shareholder of another ETF, a Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses each Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV. The Funds also may invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.
Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short-selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.
Because ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities. The shares of ETPs are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in registered funds.
Illiquid Investments
A Fund may not acquire any illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and a Fund’s policies and procedures.
A Fund may not be able to sell illiquid securities when the Adviser or Sub-Adviser, as applicable, considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.
Investment Company Securities
The Funds may invest in the securities of other investment companies, including ETFs, mutual funds, and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.
Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Litecoin (Blockchain Development ETF Only)
The Blockchain Development ETF may invest, to a minimal extent, indirectly in other cryptocurrency products. For example, the Fund may invest a small percentage of its net assets in Grayscale Litecoin Trust (“LTCN”). LTCN offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended. LTCN enables the Fund to gain exposure to the token underlying the Litecoin platform. Litecoin is a digital asset, similar to bitcoin, that is created and transmitted through the operations of the peer-to-peer Litecoin Network, a decentralized network of computers that operates on cryptographic protocols which perform security-related functions using cryptographic methods. Due to the similarities, the risks associated with Litecoin are substantially the same as the risks associated with bitcoin.

Although Litecoin is very similar to bitcoin, there are several key differences between the Litecoin Network and the Bitcoin Network. The fundamental difference between bitcoin and Litecoin is the hashing algorithm used by each network. Bitcoin uses the SHA-256 algorithm, which is preferred for parallel processing, but is also easily used to build application-specific integrated circuits (ASICs) to mine the network more efficiently. In contrast, Litecoin employs the crypt algorithm, which does not require miners to have access to ASICs, which are expensive, and therefore results in less centralized mining hash power and facilitates mining for those without top end resources. Litecoin blocks are also generated every two and a half minutes, approximately four times faster than bitcoin’s block production. Due to the faster block production, Litecoin halvings are also four times further apart, occurring every 840,000 blocks versus every 210,000 blocks for bitcoin. Additionally, Litecoin has a maximum supply of 84 million coins and current circulating supply of 75.5 million coins versus bitcoin’s maximum supply of 21 million and a current circulating supply of 19.8 million coins.
Master Limited Partnerships (“MLPs”)
MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
MLPs are generally treated as partnerships for U.S. federal income tax purposes. When the Fund invests in the equity securities of an MLP or any other entity that is treated as a partnership for U.S. federal income tax purposes, the Fund will be treated as a partner in the entity for tax purposes. Accordingly, in calculating the Fund’s taxable income, it will be required to take into account its allocable share of the income, gains, losses, deductions, and credits recognized by each such entity, regardless of whether the entity distributes cash to the Fund. Distributions from such an entity to the Fund are not generally taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed to the Fund exceeds the Fund’s adjusted tax basis in its interest in the entity. In general, the Fund’s allocable share of such an entity’s net income will increase the Fund’s adjusted tax basis in its interest in the entity, and distributions to the Fund from such an entity and the Fund’s allocable share of the entity’s net losses will decrease the Fund’s adjusted basis in its interest in the entity, but not below zero. The Fund may receive cash distributions from such an entity in excess of the net amount of taxable income the Fund is allocated from its investment in the entity. In other circumstances, the net amount of taxable income the Fund is allocated from its investment in such an entity may exceed cash distributions received from the entity. Thus, the Fund’s investments in such an entity may lead the Fund to make distributions in excess of its earnings and profits, or the Fund may be required to sell investments, including when not otherwise advantageous to do so, to satisfy the distribution requirements applicable to RICs under the Code.
Depreciation or other cost recovery deductions passed through to the Fund from any investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to the Fund’s shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held Shares in the Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their Shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional taxable income. See “Federal Income Taxes” in this SAI for further discussion.
Money Market Instruments
A Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Non-U.S. Securities
Each Fund may invest in non-U.S. securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them also may be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees also are generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates also may affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Set forth below for certain markets in which a Fund may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Australia. The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.
Investments in Canada. Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy.
Investments in Emerging Markets. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) fewer investor rights and limited legal or practical remedies available to investors against emerging market companies. Emerging markets are generally less liquid and less efficient than developed securities markets.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. The Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time, but may include negative impacts, such as increased volatility and illiquidity, potentially lower economic growth in markets in the United Kingdom, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments. It is also unknown whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU.
Other Short-Term Instruments
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Real Estate Investment Trusts (“REITs”)
A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs). A Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed-upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Royalty Trusts (Inflation Beneficiaries ETF and Energy and Remediation ETF Only)
A Fund may invest in royalty trusts. Royalty trusts are special purpose financing vehicles organized as investment trusts created to make investments in operating companies or their cash flows. Royalty trusts buy the right to royalties on the production and sales of a natural resource company. Income and cash flows generated by a royalty trust are passed directly to investors in the form of dividends or the return of invested capital. The yield generated by a royalty trust is not guaranteed and because developments in the oil, gas and natural resources markets will affect payouts, could be volatile. For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts. In addition, natural resources are depleting assets. Eventually, the income-producing ability of the royalty trust will be exhausted, at which point the trustees may choose to liquidate, or will attempt to raise or retain funds to make new acquisitions. The purchase of new assets can depress current income and increase the risk that the new property is of lower quality than the property held by the trust. Generally, higher yielding trusts have less time until depletion of proven reserves.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers, and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finder’s or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Special Purpose Acquisition Companies (SPAC ETF Only)
The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Tax Risks (Inflation Beneficiaries ETF, Blockchain Development ETF, Energy and Remediation ETF, and Japan Owner Operators ETF Only)
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
To qualify for the favorable U.S. federal income tax treatment accorded to a RIC under the Code, a Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities (each requirement described in detail below in “Federal Income Taxes”). A Fund’s investments in real assets, including commodities, and royalty trusts may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Please see “Federal Income Taxes” below for more information.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account (“IRA”), you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.
U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury, and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government, including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration, and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. In May 2025, Moody’s lowered the long-term issuer rating of the U.S. to Aa1 from Aaa to reflect over a decade of increasing government debt and high interest payment ratios relative to similarly rated sovereigns.
An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
When-Issued Securities (Blockchain Development ETF, Medical ETF, SPAC ETF, and Japan Owner Operators ETF Only)
A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of a Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund may not:
1.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2.Make loans, except to the extent permitted under the 1940 Act.

3.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.
4.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
5.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
Except with the approval of a majority of the outstanding voting securities, each Fund (as indicated below), may not:
6.(Inflation Beneficiaries ETF and SPAC ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
7.(Blockchain Development ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except the Fund will concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS®). For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
8.(Medical ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
9.(Energy and Remediation ETF Only) Concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except the Fund will concentrate in the Crude Petroleum and Natural Gas Industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
10.(Japan Owner Operator ETF only) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds listed below have adopted the following non-fundamental restrictions, which may be changed without a shareholder vote upon 60 days’ notice.
1.The Blockchain Development ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Blockchain Development Companies1
2.The Medical ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.
3.The SPAC ETF invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in Pre-Combination SPACs together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs.
1 A Blockchain Development Company means a company that (i) has publicly disclosed its commitment to the development and use of blockchain technologies, (ii) has organized a separate identifiable business line or legal entity for the purpose of developing and using blockchain technologies, (iii) has been defined by one or more published indices or classified by one or more industry classification schemes as a blockchain company, or (iv) the Adviser believes provides significant exposure to other Blockchain Development Companies.

4.The Energy and Remediation ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that produce hydrocarbon-based energy and related products, and/or provide products or services to support such production efforts (collectively, “Energy Companies”) and companies the public filings for which state they are engaged in the development and/or distribution of products or the provision of services intended to reduce or remediate the negative effects of hydrocarbon-based energy production, or that they are committed to using such products and/or services in their businesses (collectively, “Remediation Companies”).
5.The Japan Owner Operator ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in securities of companies located in Japan. Such securities may include depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing shares of companies located in Japan.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. For purposes of fundamental policy no. 1 above, senior securities may include any obligation or instrument constituting a security issued by a Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore, also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, a Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchanges.
There can be no assurance that a Fund will continue to meet the requirements of an Exchange necessary to maintain the listing of Shares. The Exchanges will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of an Exchange, makes further dealings on an Exchange inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and the Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function of various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser, and other service providers such as the Funds’ independent registered public accounting firm, who make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Advisory Agreement (defined below) with the Adviser, and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser and/or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trusts’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are three members of the Board, none of whom are interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).
There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has not designated a lead Independent Trustee but has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017**	Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Chairman of VettaFi, LLC (2018-2024); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022)	42	Independent Trustee, TEMA ETF Trust (since 2023) (1 portfolio); NEOS ETF Trust (since 2021) (3 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios)
Koji E. Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015)	42	Independent Trustee, Series Portfolios Trust (since 2015) (19 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee, Chair, and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	42	Independent Trustee, Frontier Funds, Inc. (since 2020) (4 portfolios)
*    The Trust is the only registered investment company in the Fund Complex.
**    Mr. Jacobs began serving as a Trustee when the Trust was known by its former name, Active Weighting Funds ETF Trust.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Jacobs should serve as a Trustee because of his substantial industry experience. He most recently served as the CEO of Q3 Advisors, LLC and as the Distinguished Policy Fellow and Executive Director of the Center for Financial Markets and Policy, and as Adjunct Professor of Finance at the McDonough School of Business at Georgetown University. He also served as Senior Advisor and principal consultant to Nasdaq’s CEO and President. Mr. Jacobs has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Felton should serve as a Trustee because of his substantial industry experience, including over two decades working in the asset management industry providing legal, regulatory compliance, governance and risk management advice to registered investment companies, their advisers and boards. Prior to that, he gained experience and perspective as a regulator while serving as an enforcement attorney and branch chief for the SEC. He also represented public companies and their boards of directors in securities class actions, derivative litigation and SEC investigations as a litigation associate at a national law firm. Mr. Felton currently serves as an independent trustee and chair of the nominating and governance committee of a mutual fund complex.
The Trust has concluded that Ms. Conroy should serve as a Trustee because of her substantial industry experience, including over 25 years of achievements at both a large, multi-location financial institution as well as a small, entrepreneurial firm. She has expertise in all facets of portfolio accounting, securities processing, trading operations, marketing, as well as legal and compliance.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and when and whether to terminate this relationship, as necessary; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended December 31, 2025, the Audit Committee met four times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2025, the Nominating and Governance Committee met once.
Principal Officers of the Trust. The officers of the Trust conduct and supervise the Trust’s and the Fund’s daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Additional information about each officer of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kacie G. Briody Year of birth: 1992	President and Principal Executive Officer	Indefinite term, March 2025	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2021-2025)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
David J. Rantisi Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2014)
Chad E. Fickett Year of birth: 1973	Secretary	Indefinite term, June 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Assistant General Counsel, The Northwestern Mutual Life Insurance Company (2007 to 2024)
Anjali E. Connors Year of birth: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, January 2026	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Associate Director, Investment Advisory Compliance, Robert W. Baird & Co. (2022 to 2025); Chief Compliance Officer, Strategas Asset Management, LLC (wholly owned by Baird Financial Corporation) (2022 to 2025); Director, Governance and Controls Advisor, CIBC Private Wealth Management (2018 to 2022)
Marissa J. Pawlinski Year of birth: 1996	Assistant Secretary	Indefinite term, June 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022)
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).
As of December 31, 2025, no Trustee or officer of the Trust owned Shares of the Funds or any other fund within the Trust’s Fund Complex.

Board Compensation. Each Independent Trustee receives an annual stipend of $145,000 (prior to January 1, 2026, the annual stipend was $125,000) and reimbursement for all reasonable travel expenses relating to their attendance at Board Meetings. The chair of the Audit Committee receives an annual stipend of $5,000 and the chair of the Nominating and Governance Committee receives an annual stipend of $2,500. Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Trustee compensation disclosed in the table does not include reimbursed reasonable travel expenses relating to their attendance at Board Meetings. The following table shows the compensation earned by each Trustee during the fiscal year ended December 31, 2025:

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex* Paid to Trustees
John L. Jacobs	$0	$130,000
Koji Felton	$0	$125,000
Pamela H. Conroy	$0	$127,500
*    The Trust is the only registered investment company in the Fund Complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of April 1, 2026, no Trustees and officers of the Trust owned Shares of the Funds, and the following shareholders were considered to be principal shareholders and control persons of the Funds:

Horizon Kinetics Inflation Beneficiaries ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	32.65%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.37%	Record
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	7.55%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	6.62%	Record
RBC Capital Markets 200 Vesey Street, 9th Floor New York, NY 10281	5.08%	Record

Horizon Kinetics Blockchain Development ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	61.86%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	20.05%	Record
RBC Capital Markets 200 Vesey Street, 9th Floor New York, NY 10281	8.56%	Record

Horizon Kinetics Medical ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	38.22%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	32.19%	Record
Vanguard Marketing Corporation 5951 Luckett Court, Suite A1 El Paso, TX 79932	5.62%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	5.19%	Record

Horizon Kinetics SPAC Active ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	76.50%	Record
Bank of America Four World Financial Center 250 Vesey Street New York, NY 10281	6.57%	Record
Bank of New York Mellon 240 Greenwich Street New York, NY 10286	6.33%	Record

Horizon Kinetics Energy and Remediation ETF

Name and Address	% Ownership	Type of Ownership
BMO Nesbitt Burns Securities Ltd. 1 First Canadian Place, 9th Floor Toronto, Ontario, M5X 1A1, Canada	21.41%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	20.50%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.59%	Record
JPMorgan Chase Bank, N.A. 270 Park Avenue, 31st Floor New York, NY 10017	17.60%	Record

Horizon Kinetics Japan Owner Operator ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	31.53%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27.78%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	11.93%	Record
BofA Securities, LLC One Bryant Park, 6th Floor New York, NY 10036	6.58%	Record

CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which also may be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. With respect to the SPAC ETF, the Adviser has, in turn, delegated such responsibilities to the Fund’s Sub-Adviser, subject to the Adviser’s and Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by the Funds (except for the SPAC ETF) and has adopted the ISS Proxy Voting Guidelines as part of the Adviser’s Proxy Voting Policies for such purpose. Copies of the Adviser’s and Sub-Adviser’s Proxy Voting Policies are set forth in Appendix B and Appendix C, respectively, to this SAI. A copy of the ISS Proxy Voting Guidelines is set forth in Appendix D to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.
When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004, and (2) on the SEC’s website at https://www.sec.gov.
INVESTMENT MANAGEMENT
Investment Adviser
Horizon Kinetics Asset Management LLC, a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser is located at 470 Park Avenue South, 3rd Floor South, New York, New York 10016. The Adviser is an SEC-registered investment adviser and a wholly-owned subsidiary of Horizon Kinetics, LLC.
The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board of the Trust. The Adviser, in addition to maintaining its overall responsibility to manage the Funds, oversees the investment and reinvestment of the assets of the SPAC ETF by the Sub-Adviser, in accordance with the investment objective, policies, and limitations of the SPAC ETF. The Adviser arranges for sub-advisory (as applicable), transfer agency, custody, fund administration, distribution, and all other services necessary for the Funds to operate.
For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
Horizon Kinetics Inflation Beneficiaries ETF	0.85%
Horizon Kinetics Blockchain Development ETF	0.85%
Horizon Kinetics Medical ETF	0.85%
Horizon Kinetics SPAC Active ETF	0.85%
Horizon Kinetics Energy and Remediation ETF	0.85%
Horizon Kinetics Japan Owner Operator ETF	0.85%
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the SPAC ETF.
The table below shows advisory fees paid by the Funds for the fiscal periods ended December 31, as applicable to each Fund:

Horizon Kinetics Inflation Beneficiaries ETF

Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After (Waiver)
December 31, 2025	$10,372,273	N/A	$10,372,273
December 31, 2024	$6,580,273	N/A	$6,580,273
December 31, 2023	$8,679,609	N/A	$8,679,609

Horizon Kinetics Blockchain Development ETF

Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After (Waiver)
December 31, 2025	$144,080	N/A	$144,080
December 31, 2024	$87,283	N/A	$87,283
December 31, 2023	$26,881	N/A	$26,881

Horizon Kinetics Energy And Remediation ETF[1]

Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After (Waiver)
December 31, 2025	$32,742	N/A	$32,742
December 31, 2024	$30,333	N/A	$30,333
December 31, 2023	$20,803	N/A	$20,803

Horizon Kinetics Medical ETF[2]

Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After (Waiver)
December 31, 2025	$141,808	N/A	$141,808
December 31, 2024	$146,070	N/A	$146,070
December 31, 2023	$164,729	$(42,468)	$122,261

Horizon Kinetics SPAC Active ETF[3]

Fiscal Year Ended	Advisory Fee	Expense Reimbursements	(Waiver)	Advisory Fee After Expense Reimbursements / (Waiver)
December 31, 2025	$128,719	N/A	N/A	$128,719
December 31, 2024	$144,982	N/A	N/A	$144,982
December 31, 2023	$118,541	N/A	$(36,759)	$81,782

Horizon Kinetics Japan Owner Operator ETF[4]

Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After (Waiver)
December 31, 2025	$87,960	N/A	$87,960
December 31, 2024	N/A	N/A	N/A
December 31, 2023	N/A	N/A	N/A
1.The Fund commenced operations on February 21, 2023.
2.The Fund commenced operations on January 27, 2023. The amounts shown for the periods prior to January 27, 2023 were associated with the Predecessor Medical Fund.
3.The Fund commenced operations on January 27, 2023. The amounts shown for the periods prior to January 27, 2023 were associated with the Predecessor Alternative Income Fund.
4.The Fund commenced operations on May 12, 2025.
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39% of average net assets, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive management fees and reimburse Predecessor Alternative Income Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95% of average net assets, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.

Sub-Adviser to the SPAC ETF
Ryan Heritage, LLP, a Delaware limited liability partnership located at Park 80 West - Plaza Two, 250 Pehle Avenue, Suite 708, Saddle Brook, New Jersey 07663, serves as the sub-adviser to the SPAC ETF. The Sub-Adviser is wholly owned by Andrew Dakos and Phillip Goldstein. Pursuant to a sub-advisory agreement between the Trust, on behalf of the SPAC ETF, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the SPAC ETF, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board.
For its services, the Sub-Adviser is entitled to a fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.425% based on the average daily net assets of the SPAC ETF.
The table below shows sub-advisory fees paid by the Adviser for the fiscal years ended December 31.

Fund	2025	2024
Horizon Kinetics SPAC Active ETF	$64,359	$72,067
Portfolio Managers
Steven Bregman, Peter B. Doyle, and James Davolos serve as the Inflation Beneficiaries ETF’s portfolio managers; Steven Bregman, Peter B. Doyle, James Davolos, and Brandon Colavita serve as the Blockchain Development ETF’s portfolio managers; Peter B. Doyle, James Davolos, Steven Tuen, and Brandon Colavita serve as the Medical ETF’s portfolio managers; Philip Goldstein, Andrew Dakos, and Rajeev Das serve as the SPAC ETF’s portfolio managers; Peter B. Doyle, James Davolos, Fredrik Tjernstrom, and Steven Tuen serve as the Energy and Remediation ETF’s portfolio managers; and Peter Doyle, Utako Kojima and Aya Hirota Weissman serve as the Japan Owner Operator ETF portfolio managers (collectively, the “Portfolio Managers”). This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
Share Ownership
The Funds are required to show the dollar ranges of a portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the fiscal year ended December 31, 2025, the Portfolio Managers beneficially owned Shares as follows:

Portfolio Manager	Inflation Beneficiaries ETF	Blockchain Development ETF	Medical ETF	SPAC Active ETF	Energy and Remediation ETF	Japan Owner Operator ETF
Steven Bregman	None	None	None	None	None	None
Peter B. Doyle	$1-$10,000	$100,001-$500,000	$1-$10,000	$10,001-$50,000	None	None
James Davolos	$100,001-$500,000	None	None	None	None	None
Brandon Colavita	$10,001-$50,000	$50,001-$100,000	None	None	None	None
Steven Tuen	$1-$10,000	None	None	None	$10,001-$50,000	None
Utako Kojima	$10,001-$50,000	None	None	None	None	$1-$10,000
Aya Hirota Weissman	None	None	None	None	None	$1-$10,000

Other Accounts
In addition to the Funds, the Portfolio Managers managed the following other accounts as of December 31, 2025:

Other Accounts Managed (No Performance Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Steven Bregman	8	$2,175.96	0	$0	1084	$1,242.53
Peter B. Doyle	7	$2,149.78	0	$0	126	$170.17
James Davolos	6	$2,130.04	0	$0	0	$0
Brandon Colavita	0	$0	0	$0	0	$0
Fredrik Tjernstrom	0	$0	0	$0	0	$0
Steven Tuen	2	$336.47	0	$0	0	$0
Phillip Goldstein	3	$484.56	0	$0	0	$0
Andrew Dakos	3	$484.56	0	$0	4	$0.73
Rajeev Das	3	$484.56	0	$0	145	$72.54
Aya Hirota Weissman	0	$0	0	$0	57	$33.40
Utako Kojima	0	$0	0	$0	57	$33

Other Accounts Managed (With Performance Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Steven Bregman	0	$0	11	$1,103.62	2	$0.67
Peter B. Doyle	0	$0	11	$1,576.36	0	$0
James Davolos	0	$0	1	$48.71	0	$0
Brandon Colavita	0	$0	0	$0	0	$0
Fredrik Tjernstrom	0	$0	2	$585.90	0	$0
Steven Tuen	0	$0	0	$0	0	$0
Phillip Goldstein	0	$0	0	$0	0	$0
Andrew Dakos	0	$0	0	$0	0	$0
Rajeev Das	0	$0	0	$0	3	$4.57
Aya Hirota Weissman	0	$0	0	$0	0	$0
Utako Kojima	0	$0	0	$0	0	$0
Compensation
The Portfolio Managers are compensated with a base salary and a discretionary bonus. The base salary is a fixed amount. With respect to the SPAC ETF, Portfolio Managers receive a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. Bonuses are subjective and are not tied to performance of the Funds, but instead are based on the overall contribution to the Adviser. The Portfolio Managers also have access to a 401(k) retirement plan. Additionally, certain Portfolio Managers are also equity owners of the Adviser.
Conflicts of Interest
A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. A potential conflict of interest may arise as a result, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
The Adviser and its management persons (“Adviser Personnel”) have relationships or arrangements that may be material to the Adviser’s advisory business or to investors in the products and accounts managed by the Adviser and that present potential or actual conflicts of interest. Texas Pacific Land Corporation (“TPL”), a public company whose shares trade on the New York Stock Exchange, is a significant portfolio holding in many of the advisory accounts managed by the Adviser and may be a holding for one or more Funds from time to time. To the extent the Adviser’s policies and procedures prohibit a client account (e.g., a Fund) from trading in certain securities (e.g., TPL stock or the stock of a company that has a material business relationship with TPL) during certain periods of time, the account could be negatively impacted and the account’s performance may not be what it would have been if the account was permitted to engage in such transactions. Furthermore, Adviser Personnel, including personnel who are or may be involved in the management of the Funds and other advisory accounts managed by the Adviser, have personal investments in TPL stock or the stock of a company that has a material business relationship with TPL, and their personal investments may present potential or actual conflicts of interest. As discussed above, the Adviser’s Code of Ethics governs the manner in which employees may engage in personal securities transactions.
Moreover, Adviser Personnel may, from time to time and subject to Board oversight, serve on the board of directors of publicly traded companies that represent significant portfolio holdings in many of the advisory accounts managed by the Adviser, and which may be a holding of one or more Fund from time to time. In these capacities, any such Adviser Personnel would have fiduciary and other obligations to both such entities and/or their clients. In such roles, Adviser Personnel may come into possession of information (including confidential or material non-public information) regarding the securities of such publicly traded companies that could give rise to a potentially conflicting division of loyalties and/or responsibilities, which could have an adverse effect on the funds, including the Funds, and accounts managed by the Adviser and could benefit such Adviser Personnel and/or publicly traded company. As these situations may present conflicts of interest, in such instances where an investment professional (such as a portfolio manager) of the Adviser is a member of the board of directors or a member of an advisory board of a company that is held as an investment in any of the products or accounts managed by the Adviser, the Adviser’s Code of Ethics requires that the investment professional abide by specific policies and procedures to ensure that transactions in the subject company are not made using material non-public information that was acquired as a result of the investment professional’s role as a member of the board of directors or a member of the advisory board of such company. Such policies and procedures also include, but are not limited to, requiring another portfolio manager who does not have material non-public information regarding the subject company’s securities to make trading decisions in the subject company’s securities for accounts managed by the investment professional (including the investment professional’s personal accounts). In addition, Adviser Personnel may have personal investments in the stock of these publicly traded companies – either directly through personal investment accounts or indirectly through products and accounts managed by the Adviser. As discussed above, the Adviser’s Code of Ethics governs the manner in which employees may engage in personal securities transactions.
DISTRIBUTOR
The Trust and Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries

(“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

TRANSFER AGENT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.
Pursuant to an agreement between the Trust and Fund Services (the “Fund Servicing Agreement”), Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. Under the Fund Servicing Agreement, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The Adviser was responsible for paying the amounts in the table below to Fund Services for administrative services for the periods ended December 31, as applicable to each Fund.

Fund	2025	2024	2023
Horizon Kinetics Inflation Beneficiaries ETF	$538,575	$339,855	$373,127
Horizon Kinetics Blockchain Development ETF	$36,191	$50,002	$64,090
Horizon Kinetics Medical ETF[1]	$34,815	$52,257	$61,302
Horizon Kinetics SPAC Active ETF[1]	$35,356	$47,959	$61,195
Horizon Kinetics Energy and Remediation ETF[2]	$30,322	$51,548	$58,195
Horizon Kinetics Japan Owner Operator ETF[3]	$21,468	N/A	N/A
1.The Fund commenced operations on January 27, 2023.
2.The Fund commenced operations on February 21, 2023.
3.The Fund commenced operations May 12, 2025.
CUSTODIAN
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian is also entitled to certain out-of-pocket expenses.
SECURITIES LENDING ACTIVITIES
U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Funds. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
The SPAC Active ETF did not engage in securities lending activities for the most recent fiscal period. For the fiscal year ended December 31, 2025, the Inflation Beneficiaries ETF, Blockchain Development ETF, Energy and Remediation ETF, Medical ETF and Japan Owner Operator ETF earned income and incurred the following costs and expenses as a result of its securities lending activities:

	Inflation Beneficiaries ETF	Blockchain Development ETF	Energy and Remediation ETF	Medical ETF	Japan Owner Operator ETF
Gross income from securities lending activities:	$1,981,998	$25,369	$2,105	$73,801	$0
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$(75,820)	$(3,833)	$(49)	$(11,415)	$0
Fees paid for any cash collateral management services that are not included in the revenue split	$0	$0	$0	$0	$0
Administrative fees not included in revenue split	$0	$0	$0	$0	$0
Indemnification fee not included in revenue split	$0	$0	$0	$0	$0
Rebates (paid to borrower)	$(1,602,027)	$(6,202)	$(1,861)	$(16,617)	$0
Other fees not included in revenue split	$0	$0	$0	$0	$0
Aggregate fees/compensation for securities lending activities:	$(1,677,848)	$(10,035)	$(1,910)	$(28,032)	$0
Net income from securities lending activities:	$304,150	$15,334	$195	$45,770	$0
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of an Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, the Adviser or the Sub-Adviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser or the Sub-Adviser, as applicable, will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser or the Sub-Adviser, as applicable, owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser or the Sub-Adviser, as applicable, chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser or the Sub-Adviser, as applicable, will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units— Creation Unit Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser or the Sub-Adviser, as applicable, has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.
The Adviser or the Sub-Adviser, as applicable, may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser or the Sub-Adviser, as applicable, does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser or the Sub-Adviser, as applicable, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or the Sub-Adviser, as applicable, may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or the Sub-Adviser, as applicable, but only if the Adviser or the Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Adviser or the Sub-Adviser, as applicable, faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or the Sub-Adviser’s, as applicable, expenses to the extent that the Adviser or the Sub-Adviser, as applicable, would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser or the Sub-Adviser, as applicable, to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser or the Sub-Adviser, as applicable, may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser or the Sub-Adviser, as applicable, effectively cross subsidizing the other accounts managed by the Adviser or the Sub-Adviser, as applicable, that benefit directly from the product. The Adviser or the Sub-Adviser, as applicable, may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds (except the SPAC ETF) for the purchase or sale of portfolio securities. The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the SPAC ETF for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or Sub-Adviser, as applicable, are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser or Sub-Adviser, as applicable. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The table below shows the aggregate brokerage commissions paid by each Fund for the fiscal periods ended December 31.

Fund	2025	2024	2023
Horizon Kinetics Inflation Beneficiaries ETF	$114,199	$107,659	$99,408
Horizon Kinetics Blockchain Development ETF	$1,657	$1,174	$890
Horizon Kinetics Energy and Remediation ETF[1]	$300	$78	$43
Horizon Kinetics Medical ETF[2]	$37	$7	$6,672
Horizon Kinetics SPAC Active ETF[3]	$15,896	$30,319	$41,134
Horizon Kinetics Japan Owner Operator ETF[4]	$401	—	—
1.The Fund commenced operations on February 21, 2023.
2.The Fund commenced operations on January 27, 2023. The brokerage commissions for the periods prior to January 27, 2023 were paid by the Predecessor Medical Fund.
3.The Fund commenced operations on January 27, 2023. The brokerage commissions for the periods prior to January 27, 2023 were paid by the Predecessor Alternative Income Fund.
4.The Fund commenced operations on May 12, 2025.
Directed Brokerage. For the fiscal year ended December 31, 2025, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. During the fiscal year ended December 31, 2025, December 31, 2024 and December 31, 2023, neither the Funds nor the Predecessor Funds paid brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.

As of December 31, 2025, the Funds did not hold any securities of their “regular broker-dealers.”
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser or Sub-Adviser, as applicable, based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
For the fiscal periods ended December 31, the Funds’ portfolio turnover rates were as follows:

Fund	2025	2024
Horizon Kinetics Inflation Beneficiaries ETF	14%	17%
Horizon Kinetics Blockchain Development ETF	7%	9%
Horizon Kinetics Energy and Remediation ETF	7%	0%
Horizon Kinetics Medical ETF	0%	0%
Horizon Kinetics SPAC Active ETF	81%	128%
Horizon Kinetics Japan Owner Operator ETF[1]	0%	—
1.The Fund commenced operations on May 12, 2025.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as described in the ensuing paragraphs. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to an Exchange.
PURCHASE AND REDEMPTION OF CREATION UNITS
Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large, specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund’s Shares is determined once each Business Day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.
The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Unit aggregations through a broker-dealer to “seed” (in whole or in part) funds, including a Fund, as they are launched or thereafter, may purchase shares from other broker-dealers or other investors that have previously provided “seed” for funds, including a Fund, when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such funds, the shares are being registered to permit the resale of these shares from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of such shares.
The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling shares:
•ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
•privately negotiated transactions;
•through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
•any other method permitted pursuant to applicable law.
The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or create one or more derivative securities which require delivering shares to a broker-dealer or other financial institution (these shares may then be sold by such broker-dealer or other financial institution).
The Selling Shareholder has informed each Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon a Fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution, or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in a Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.
The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Selling Shareholder may redeem its investments in a Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on applicable Fund and its shares.
Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt, on any Business Day, of an order in proper form. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Fund Deposit. Each Fund has adopted policies and procedures governing the process of constructing baskets of Deposit Securities (defined below), Fund Securities (defined below) and/or cash, and acceptance of the same (the “Basket Procedures”). The consideration for purchase of a Creation Unit of a Fund generally consists of either: (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s portfolio and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently, 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may be changed from time to time by the Adviser, in accordance with the Basket Procedures, with a view to the investment objective of such Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities also may change in response to portfolio adjustments, interest payments and corporate action events.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.
Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to the Funds, the order cut-off time for orders to purchase Creation Units is 12:00 p.m. Eastern time, which time may be modified by the Funds from time-to-time by amendment to the Participant Agreement. In the case of custom orders, the order must be received by the Distributor no later than 4:00 p.m. Eastern time for the applicable Fund, or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when an Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, such Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to such Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Unit Transaction Fee,” may be charged an additional variable charge also may be applied, as described below. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder, the Trust reserves the right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend the acceptance of orders for Creation Units, unless it believes doing so would be in the best interests of the Fund.
All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Unit Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation unit transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation unit transaction fee from time to time. The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Unit Transaction Fee	Maximum Variable Transaction Fee
Horizon Kinetics Inflation Beneficiaries ETF	$300	2%
Horizon Kinetics Blockchain Development ETF	$300	2%
Horizon Kinetics Energy and Remediation ETF	$300	2%
Horizon Kinetics Medical ETF	$300	2%
Horizon Kinetics SPAC Active ETF	$300	2%
Horizon Kinetics Japan Owner Operator ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchanges (currently, 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in kind or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, and additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Funds’ portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Unit Transaction Fee	Maximum Variable Transaction Fee
Horizon Kinetics Inflation Beneficiaries ETF	$300	2%
Horizon Kinetics Blockchain Development ETF	$300	2%
Horizon Kinetics Energy and Remediation ETF	$300	2%
Horizon Kinetics Medical ETF	$300	2%
Horizon Kinetics SPAC Active ETF	$300	2%
Horizon Kinetics Japan Owner Operator ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.
However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds by a Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
The Trust may, in its discretion and in accordance with the Basket Procedures, exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also may, in its sole discretion, and in accordance with the Basket Procedures, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchanges are closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchanges, on days when the NAV of the applicable Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which an Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on an Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating each Fund’s NAV per Share, the Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available, or are deemed to be unreliable by the Adviser, a Fund will value such investments at fair value, as determined by the Adviser, for purposes of calculating such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for each Fund’s portfolio holdings subject to the Board’s oversight. The Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code applicable to RICs, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain important U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. In particular, it does not address tax consequences to investors subject to special rules, such as investors who hold Shares through individual retirement accounts (“IRAs”), 401(k) plans, or other tax-advantaged accounts.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund intends to qualify each year to be treated as a RIC under Subchapter M of the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least the sum of 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of such Fund’s taxable year, such Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which such Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, real assets including commodities, and royalty trusts, the Fund will seek to restrict the resulting income from such investments so that such Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein, i.e., losses in one Fund do not offset gains in another fund. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to federal income tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the relevant taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
As of December 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Horizon Kinetics Inflation Beneficiaries ETF	$(650,246)	$(45,279,069)
Horizon Kinetics Blockchain Development ETF	$(141,032)	$—
Horizon Kinetics Energy and Remediation ETF	$(4,063)	$(36,558)
Horizon Kinetics Medical ETF	$—	$(248,888)
Horizon Kinetics SPAC Active ETF	$—	$—
Horizon Kinetics Japan Owner Operator ETF	$—	$—
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent that any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. A Fund’s investment strategy may limit its ability to make distributions treated as qualified dividend income.
Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible, and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares. A Fund’s investment strategy may limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by Internal Revenue Service (“IRS”).
If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss for federal and state income tax purposes. Assuming a shareholder holds Shares as a capital asset, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares of a Fund are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances.
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Diversification Requirement described above if such gains are not directly related to the Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.
Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. If a Fund makes the election, the Fund’s shareholders will be notified annually by the Fund (or their broker) of the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.
Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an underlying fund which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If a Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of such Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.
To the extent a Fund invests in an underlying fund that indicates that such underlying fund intends to satisfy the tax requirements to be treated as a RIC under the Code, the Fund may be able to receive the benefits of a “qualified fund of funds” as described above. If, however, an underlying fund loses its status as a RIC under the Code, a Fund would no longer be permitted to count its investment in such underlying fund for purposes of satisfying the requirements to be a “qualified fund of funds.” In addition, an underlying fund that loses its status as a RIC would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund which would affect the amount, timing and character of such income distributed by an underlying fund to the Fund.
If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other financial instruments (such as forward currency contracts and currency swaps), gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of settlement or disposition also are treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income. Each Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Requirement described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.
Tax Treatment of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the applicable Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the applicable Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the applicable Fund receiving cash with which to make distributions in amounts sufficient to enable the applicable Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the applicable Fund’s qualification for treatment as a RIC.
A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the applicable Fund. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the applicable Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
Offsetting positions held by a Fund involving certain derivative instruments, such as options, forwards, and futures, as well as its long and short positions in portfolio securities, may be considered to constitute “straddles” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to the straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other positions in the straddle; (2) a Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by a Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with the dealer’s activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss. In addition, the straddle rules could cause distributions from a Fund that would otherwise constitute “qualified dividend income” or qualify for the dividends received deduction to fail to satisfy the applicable holding period requirements.
To the extent a Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the applicable Fund for writing such options is likely to be entirely short-term capital gain to the Fund. In addition, if such an option is closed by a Fund, any gain or loss realized by the applicable Fund as a result of closing the transaction will also generally be short-term capital gain or loss. If such an option is exercised any gain or loss realized by a Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss to the applicable Fund depending on the Fund’s holding period for the underlying security.
If a Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the applicable Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the applicable Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
Certain investments, including investments in certain derivatives, by a Fund may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. With respect to the Blockchain Development ETF, it is expected to make direct investments in Digital Currency ETPs and LTCN, both of which may not produce qualifying income for purposes of the “Qualifying Income Test” described above. The Funds will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Diversification Requirement described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Diversification Requirement. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination of the Diversification Requirement with respect to such derivatives.
In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that generally derives less than 90% of its income from the same sources as described in the Qualifying Income Requirement) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
A Fund may invest in certain MLPs, which may be treated as “qualified publicly traded partnerships.” Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Requirement, but a Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the Diversification Requirement to no more than 25% of the value of the Fund’s assets. The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Diversification Requirements. MLPs and other partnerships that the Funds may invest in will deliver Schedules K-1 to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a Fund issues its tax reporting statements. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.
“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. Qualified publicly traded partnership income is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a “qualified publicly traded partnership,” as defined above. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not.
A Fund may invest in U.S. REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated are qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so.
Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the

IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by such Fund may differ from federal tax treatment.
The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of foreign, federal, state, or local taxes.
FINANCIAL STATEMENTS
The Funds’ most recent Form N-CSR for the fiscal year ended December 31, 2025 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Form N-CSR at no charge by calling 800-617-0004 or through the Funds’ website at www.horizonkinetics.com.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings
An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
“NR” – This indicates that a rating has not been assigned or is no longer assigned.
Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations s issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
The following summarizes the ratings categories used by Moody’s for short-term issues:
“P-1” – Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
“P-2” – Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
“P-3” – Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations, and up to

36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ‘+’ to denote any exceptionally strong credit feature.
“F2” – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
“F3” – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
“B” – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” – High short-term default risk. Default is a real possibility.
“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
The DBRS, Inc. (“Morningstar DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:
“R-1 (high)” - Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
“R-1 (middle)” – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
“R-1 (low)” – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
“R-2 (high)” – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
“R-2 (middle)” – Adequate credit quality. The capacity for the payment of short- term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
“R-2 (low)” – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
“R-3” – Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
“R-4” – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
“R-5” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.
Long-Term Credit Ratings
An S&P Global Ratings long-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). S&P Global Ratings typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. The following summarizes the ratings used by S&P Global Ratings for long-term issues:
“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation rating is lowered to “D” if it is subject to a distressed debt restructuring.
Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
“NR” – This indicates that a rating has not been assigned or is no longer assigned.
Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.
Moody’s long-term ratings are forward-looking opinions of the relative credit risks issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
The following summarizes long-term issuer default ratings used by Fitch:
“AAA” – Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” – Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” – High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” – Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” – Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments.
“B” – Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
“CCC” – Substantial credit risk. “CCC” ratings indicate a very low margin for safety. Default is a real possibility.
“CC” – Very high levels of credit risk. “CC” ratings indicate a default of some kind appears probable.
“C” – Near default. “C” ratings indicate a default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•    The issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•    The formal announcement by the issuer or their agent of a distressed debt exchange (“DDE”); and
•    A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
“RD” - Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
•    An uncured payment default or DDE on a bond, loan or other material financial obligation, but
•    Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
•    Has not otherwise ceased operating. This would include:
-    The selective payment default on a specific class or currency of debt;
-    The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
“D” – Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a DDE. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice
The Morningstar DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which a long-term obligation has been issued. Credit ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories from AA to CCC contain the subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the credit rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:
“AAA” – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
“AA” – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.
“A” – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.
“BBB” – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
“BB” – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
“B” – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
“CCC”, “CC” and “C” – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.
“D” – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.
Municipal Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Municipal Short-Term Note rating categories are as follows:
“SP-1” – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
“SP-2” – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” – Speculative capacity to pay principal and interest.
“D” – ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer's self-liquidity.
For other short-term municipal obligations, Moody's uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody's uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.
“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), Moody's assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer's ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
Moody's typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.
About Credit Ratings
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Moody’s credit ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating.
Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, and financial institutions, such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation's documentation).

Credit ratings provided by Morningstar DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligations. Credit ratings are not statements of fact. While historical statistics, performance, and expert opinion (on, e.g., financial statements or legal matters) can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance or events that cannot be guaranteed. As such, and to the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities, and/or obligations can change. Credit ratings are also based on approved and applicable methodologies, which are periodically updated and when material changes are deemed necessary, which may also lead to changes in credit ratings.
Credit ratings typically provide an opinion on the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which an obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.
The data and information on which Morningstar DBRS bases its opinions is not audited or verified by Morningstar DBRS, although, Morningstar DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.
Morningstar DBRS uses rating symbols as a concise method of expressing its opinion to the market. However, as there are credit risk differentials that exist across the credit rating spectrum and given the limited number of rating categories, Morningstar DBRS does not assert that credit ratings in the same category are exactly the same quality.

APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES
I.INTRODUCTION AND OVERVIEW
Horizon Kinetics LLC (“HK”), on behalf of Horizon Kinetics Asset Management LLC (“HKAM”), (HKAM will also be referred to as the “Adviser”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with respect to the voting of client proxies. HKAM is the investment adviser to retail and institutional separate accounts, various private funds, and a registered investment company, Kinetics Mutual Funds, Inc., which invests all of its investable assets in a corresponding portfolio series of the Kinetics Portfolio Trust (collectively the investment products managed by the Adviser, referred to herein as the “Clients”). HKAM is also sub-adviser to certain UCITs products, a closed-end fund and acts as sub-adviser to registered investment companies.
Pursuant to these Policies and Procedures, the Adviser shall vote proxies (a) on behalf of Kinetics Portfolios Trust (b) the RENN Fund, Inc. (c) exchange traded funds, and (d) on behalf of their other Clients, for whom the Adviser has been given and agreed to accept voting authority. The fundamental guideline followed by the Adviser in voting proxies is to ensure that the manner in which shares are voted is in the best interests of their Clients and the values of the investments.
II.ADMINISTRATION
Proxy Voting Administration Through the Institutional Shareholder Services System: The Adviser has delegated responsibility for the administration of proxy voting to Institutional Shareholder Services Inc. (“ISS”), a Delaware corporation.
Responsibilities of ISS:
a.process all proxies received in connection with underlying portfolio securities held by the Adviser’s Clients;
b.apply ISS’ proxy voting procedures (hereinafter, the “ISS Proxy Voting Guidelines”), which the Adviser has reviewed, analyzed, and determined to be consistent with the views of the Adviser on the various types of proxy proposals; and
c.maintain appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of ISS.
Responsibilities of the Adviser:
The Adviser’s Policies and Procedures incorporate the ISS Proxy Voting Guidelines, to the extent appropriate. A copy of the current ISS Proxy Voting Guidelines Summary is attached hereto at Appendix D and is incorporated herein by reference.
The Adviser, as appropriate, authorize and instruct each Client’s custodian to forward all proxy statements and ballots directly to ISS, who votes the proxies. The Adviser reviews and updates ISS’ Client list on a periodic basis.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue, and ISS does not provide a recommendation, ISS notifies the Adviser’s Proxy Administrator and the Legal and Compliance Department. The Proxy Administrator will review the proxy with the Chief Compliance Officer (“CCO”), General Counsel (“GS”) or Chief Investment Strategist (“CIS”), or their delegate(s), to determine whether the Adviser should vote the proxy. In determining whether to vote a particular proxy, the Adviser will consider a variety of factors, including, but not limited to, the costs associated with voting, whether the proxy is in a foreign market and the feasibility of registering in that market, and the potential benefit derived from the vote. If the Adviser determines to vote the proxy, the Proxy Administrator will instruct ISS accordingly.
In evaluating how to vote a proxy, the CCO, GC, CIS, or their delegate(s) may consider a variety of factors, including, but not limited to, information from various sources, including management of a company presenting a proposal, shareholder groups, and independent proxy research services. The CCO, GC, CIS, or their delegate(s) will use his or her best judgment in voting proxies on behalf of Clients.
Proxy Administrator. The Adviser designates the General Counsel, or his designee(s) as its Proxy Administrator (“Proxy Administrator”). In addition to the duties described above, the Proxy Administrator also reviews questions and responds to inquiries from Clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Monitoring the ISS Proxy Voting Guidelines. Periodically, on request, the Adviser will require ISS to provide a report and/or representation that all proxies voted by ISS on behalf of the Adviser’s Clients during the applicable period were voted in accordance with the ISS Proxy Voting Guidelines.
The CCO, GC or CIS of the Adviser and the Proxy Administrator shall review the ISS Proxy Voting Guidelines on a yearly basis to determine whether these guidelines continue to be consistent with the Adviser’s views on the various types of proposals covered by the ISS Proxy Voting Guidelines. The CCO, GC or CIS will also review any material changes made by ISS to the ISS Proxy Voting Guidelines.
When reviewing the ISS Proxy Voting Guidelines, the Adviser will consider, among other things, whether the Guidelines are designed to vote proxies in a manner consistent with the goal of voting in the best interest of its Clients. The Adviser also shall review the Adviser’s Proxy Policies and Procedures and the ISS Proxy Voting Guidelines to make certain that both comply with any new rules promulgated by, or interpretations issued by, the SEC or other relevant regulatory policies.
Conflicts of Interest
ISS issues voting recommendations and casts proxy votes strictly in accordance with pre- determined proxy voting guidelines, which the Adviser believes is in the best interests of their clients. The adherence to pre-determined proxy voting guidelines by the Adviser and ISS helps reduce conflicts of interests and helps ensure that proxy votes are cast in accordance with the best interests of the Adviser’s Clients.
Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of the Adviser, the proxy will be voted strictly in conformity with the recommendation of ISS.
To the extent ISS has a conflict of interest as it relates to the recommendation of a proxy proposal, the Adviser has established measures reasonably designed to identify and address ISS’ conflicts of interest. The Adviser has contractually agreed with ISS such that ISS is required to immediately notify the Adviser if ISS believes there exists a conflict with its obligation to issue proxy proposal recommendations. Such notice shall contain a disclosure which shall enable the Adviser to (a) understand the relationship or interest and the steps taken by ISS to mitigate the conflict, and (b) make an assessment of the reliability or objectivity of the recommendation. The Adviser shall also periodically review the ISS report detailing the reasoning behind particular proposal recommendations and in instances where the Adviser determines the reasoning is biased or otherwise inconsistent with ISS’ obligations, the Adviser shall review and vote such proxy proposals without regard to ISS’ recommendation. Moreover, the Adviser shall conduct periodic due diligence on ISS, with a goal of identifying any material relationships with publicly traded companies that may create potential conflicts of interest in the future. The Adviser will memorialize instances where they were conflicted and instances where the Adviser or ISS determine that ISS is conflicted.
To monitor compliance with these procedures, any proposed or actual deviation from a recommendation of ISS must be reported to the CCO, GC or CIS of the Adviser. The CCO, GC or CIS of the Adviser would then provide guidance concerning the proposed deviation and whether this deviation presents any potential conflict of interest.
In the case of Kinetics Portfolios Trust and the Inflation Fighters ETF, the Adviser shall report each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by a Portfolio to the Board of Trustees of Kinetics Portfolios Trust and the LiFT Funds Trust, respectively, at the next formal meeting of the board.
In the case of the RENN Fund, Inc., the Adviser shall report each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by the fund to the Board of Directors of the RENN Fund, Inc. at the next formal meeting of the fund’s Board of Directors.
In the case of accounts and funds other than Kinetics Portfolios Trust and the RENN Fund, Inc., the Adviser: (i) shall maintain an appropriate record of each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by an Other Client.
As a matter of policy, the employees of the Adviser who manages proxy voting through ISS shall not be influenced by outside sources.
III.REPORTING AND RECORD RETENTION
The Adviser or ISS will maintain the following records relating to proxy votes cast under these Proxy Policies and Procedures.

I.A copy of these Proxy Policies and Procedures.
II.A copy of the ISS Proxy Voting Guidelines.
III.A copy of proxy statements received regarding underlying portfolio securities held by Clients (received through ISS, with either hard copies held by ISS or electronic filings from the SEC’s EDGAR system).
IV.Records of each vote cast on behalf of Clients including: (i) the name of the issuer of the portfolio security; (ii) the exchange ticker symbol of the portfolio security; (iii) the Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security; (iv) the shareholder meeting date; (v) a brief identification of the matter voted on; (vi) whether the matter was proposed by the issuer or by a security holder; (vii) whether the Adviser casts its vote on the matter; (viii) how the Adviser casts their votes (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) whether the Adviser casts their votes for or against management.
V.A copy of any document created by the CCO or Proxy Administrator that was material to making a decision on how to vote proxies on behalf of a Client or that memorialized the basis for the decision.
VI.A copy of each written Client request for proxy voting information and a copy of any written response by the Adviser.
The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Adviser will also cooperate with the LiFT Funds Trust in the preparation and filing of Form N-PX. The Proxy Administrator will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request.
The most recent copy of the Proxy Policies and Procedures are available on HK’s website at www.horizonkinetics.com, as well as www.kineticsfunds.com. Questions related to the Advisers’ Proxy Policies and Procedures should be directed in writing addressed to the Proxy Administrator at the address below:
Horizon Kinetics LLC
Attn: Proxy Administrator
470 Park Avenue South
New York, NY 10016

Last reviewed:
January 2012
October 2014
July 2017
July 2019
October 2020
December 2025

APPENDIX C

Ryan Heritage, LLP
Proxy Voting Policies and Procedures

Implementation Date: December 2022
Most Recent Amendment Date: N/A

Proxy Voting Policies

Ryan Heritage believes that the right to vote on issues submitted to shareholder vote, such as election of directors and important matters affecting a company’s structure and operations, can impact the value of its investments. Ryan Heritage generally analyzes the proxy statements of issuers of stock owned by Ryan Heritage’s clients, as necessary and votes proxies on behalf of such clients.

Ryan Heritage’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the value of the investment. Proxies are voted solely in the interests of Ryan Heritage’s clients.

Proxy Voting Procedures

In evaluating proxy statements, Ryan Heritage relies upon its own fundamental research, and information presented by company management and others. Ryan Heritage does not delegate its proxy voting responsibility to a third party proxy voting service.

Proxy Voting Guidelines

Ryan Heritage will generally vote proxies in favor of proposals that, in the opinion of the portfolio managers, seek to enhance shareholder value and shareholder democracy. Ryan Heritage will generally vote proxies against any director who has voted to take action to materially impair shareholder voting rights (e.g., has voted to “opt in” to any state’s control share statute).

In certain circumstances, Ryan Heritage or its affiliate may enter into a settlement agreement with an issuer of stock owned by Ryan Heritage or such affiliate’s clients that requires Ryan Heritage to vote shares of such stock (or the stock of an affiliate of the issuer) held by clients in a manner that deviates from these Policies and Procedures. In entering into any such agreement, Ryan Heritage or its affiliate has determined that the anticipated impact of entering into such settlement agreement is in the interests of their clients.

Monitoring and Resolving Conflicts of Interest

When reviewing proxy statements and related research materials, Ryan Heritage will consider whether any business or other relationships between a portfolio manager, Ryan Heritage and a portfolio company could influence a vote on such proxy matter. With respect to personal conflicts of interest, Ryan Heritage’s Code of Ethics requires all partners to avoid activities, perquisites, gifts, or receipt of investment opportunities that could interfere with the ability to act objectively and effectively in the best interests of Ryan Heritage and its clients, and restricts their ability to engage in certain outside business activities. Portfolio managers with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
C-1

APPENDIX D
ISS Proxy Voting Guidelines

D-1

U N I T E DS T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2026
Published December 9, 2025
Effective for Meetings Published on or after February 25, 2025, Consideration of Certain
Diversity Factors in Making Vote Recommendations Is Suspended (see pp. 12-13 for more information).
W W W . I S S G O V E R N A N C E . C O M

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UNITED STATES Proxy Voting Guidelines
TABLE OF CONTENTS
Coverage8
1.Board of Directors9
Voting on Director Nominees in Uncontested Elections9
Independence9
ISS Classification of Directors – U.S.10
Composition12
Attendance12
Overboarded Directors12
Gender Diversity12
Racial and/or Ethnic Diversity13
Responsiveness13
Accountability14
Poison Pills14
Unequal Voting Rights14
Classified Board Structure15
Removal of Shareholder Discretion on Classified Boards15
Problematic Governance Structure15
Unilateral Bylaw/Charter Amendments15
Restricting Binding Shareholder Proposals16
Director Performance Evaluation16
Management Proposals to Ratify Existing Charter or Bylaw Provisions16
Problematic Audit-Related Practices17
Problematic Compensation Practices17
Problematic Pledging of Company Stock17
Climate Accountability18
Governance Failures18
Voting on Director Nominees in Contested Elections18
Vote-No Campaigns18
Proxy Contests/Proxy Access19
Other Board-Related Proposals19
Adopt Anti-Hedging/Pledging/Speculative Investments Policy19
Board Refreshment19
Term/Tenure Limits19
Age Limits20
Board Size20
Classification/Declassification of the Board20
CEO Succession Planning20
Cumulative Voting20
Director and Officer Indemnification, Liability Protection, and Exculpation21
Establish/Amend Nominee Qualifications21
Establish Other Board Committee Proposals22
Filling Vacancies/Removal of Directors22
Independent Board Chair22
Majority of Independent Directors/Establishment of Independent Committees23
Majority Vote Standard for the Election of Directors23

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UNITED STATES Proxy Voting Guidelines
Proxy Access23
Require More Nominees than Open Seats24
Shareholder Engagement Policy (Shareholder Advisory Committee)24
2.Audit-Related25
Auditor Indemnification and Limitation of Liability25
Auditor Ratification25
Shareholder Proposals Limiting Non-Audit Services25
Shareholder Proposals on Audit Firm Rotation26
3.Shareholder Rights & Defenses27
Advance Notice Requirements for Shareholder Proposals/Nominations27
Amend Bylaws without Shareholder Consent27
Control Share Acquisition Provisions27
Control Share Cash-Out Provisions28
Disgorgement Provisions28
Fair Price Provisions28
Freeze-Out Provisions28
Greenmail28
Shareholder Litigation Rights29
Federal Forum Selection Provisions29
Exclusive Forum Provisions for State Law Matters29
Fee shifting29
Net Operating Loss (NOL) Protective Amendments30
Poison Pills (Shareholder Rights Plans)30
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy30
Management Proposals to Ratify a Poison Pill31
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)31
Proxy Voting Disclosure, Confidentiality, and Tabulation31
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions32
Reimbursing Proxy Solicitation Expenses32
Reincorporation Proposals33
Shareholder Ability to Act by Written Consent33
Shareholder Ability to Call Special Meetings33
Stakeholder Provisions34
State Antitakeover Statutes34
Supermajority Vote Requirements34
Virtual Shareholder Meetings34
4.Capital/Restructuring35
Capital35
Adjustments to Par Value of Common Stock35
Common Stock Authorization35
General Authorization Requests35
Specific Authorization Requests36
Dual Class Structure36
Issue Stock for Use with Rights Plan36

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UNITED STATES Proxy Voting Guidelines
Preemptive Rights36
Preferred Stock Authorization37
General Authorization Requests37
Recapitalization Plans38
Reverse Stock Splits38
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.38
Share Repurchase Programs39
Share Repurchase Programs Shareholder Proposals39
Stock Distributions: Splits and Dividends39
Tracking Stock40
Restructuring40
Appraisal Rights40
Asset Purchases40
Asset Sales40
Bundled Proposals41
Conversion of Securities41
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap
Plans41
Formation of Holding Company41
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)42
Joint Ventures42
Liquidations43
Mergers and Acquisitions43
Private Placements/Warrants/Convertible Debentures43
Reorganization/Restructuring Plan (Bankruptcy)45
Special Purpose Acquisition Corporations (SPACs)45
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions45
Spin-offs46
Value Maximization Shareholder Proposals46
5.Compensation47
Executive Pay Evaluation47
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)47
Pay-for-Performance Evaluation48
Problematic Pay Practices48
Compensation Committee Communications and Responsiveness49
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")50
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale50
Equity-Based and Other Incentive Plans50
Shareholder Value Transfer (SVT)51
Three-Year Value-Adjusted Burn Rate52
Egregious Factors52
Liberal Change in Control Definition52
Repricing Provisions52
Problematic Pay Practices or Significant Pay-for-Performance Disconnect53
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))53

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UNITED STATES Proxy Voting Guidelines
Specific Treatment of Certain Award Types in Equity Plan Evaluations54
Dividend Equivalent Rights54
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)54
Other Compensation Plans54
401(k) Employee Benefit Plans54
Employee Stock Ownership Plans (ESOPs)54
Employee Stock Purchase Plans—Qualified Plans55
Employee Stock Purchase Plans—Non-Qualified Plans55
Option Exchange Programs/Repricing Options55
Stock Plans in Lieu of Cash56
Transfer Stock Option (TSO) Programs56
Director Compensation57
Shareholder Ratification of Director Pay Programs57
Equity Plans for Non-Employee Directors57
Non-Employee Director Retirement Plans58
Shareholder Proposals on Compensation58
Bonus Banking/Bonus Banking “Plus”58
Compensation Consultants—Disclosure of Board or Company’s Utilization58
Disclosure/Setting Levels or Types of Compensation for Executives and Directors58
Golden Coffins/Executive Death Benefits59
Hold Equity Past Retirement or for a Significant Period of Time59
Pay Disparity59
Pay for Performance/Performance-Based Awards60
Pay for Superior Performance60
Pre-Arranged Trading Plans (10b5-1 Plans)61
Prohibit Outside CEOs from Serving on Compensation Committees61
Recoupment of Incentive or Stock Compensation in Specified Circumstances61
Severance and Golden Parachute Agreements61
Share Buyback Impact on Incentive Program Metrics62
Supplemental Executive Retirement Plans (SERPs)62
Tax Gross-Up Proposals62
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity
.62
6.Routine/Miscellaneous64
Adjourn Meeting64
Amend Quorum Requirements64
Amend Minor Bylaws64
Change Company Name64
Change Date, Time, or Location of Annual Meeting65
Other Business65
7.Social and Environmental Issues66
Global Approach – E&S Shareholder Proposals66
Endorsement of Principles66
Animal Welfare67

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UNITED STATES Proxy Voting Guidelines
Animal Welfare Policies67
Animal Testing67
Animal Slaughter67
Consumer Issues67
Genetically Modified Ingredients67
Reports on Potentially Controversial Business/Financial Practices68
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation68
Product Safety and Toxic/Hazardous Materials69
Tobacco-Related Proposals69
Climate Change70
Say on Climate (SoC) Management Proposals70
Say on Climate (SoC) Shareholder Proposals70
Climate Change/Greenhouse Gas (GHG) Emissions70
Energy Efficiency71
Renewable Energy71
Diversity72
Board Diversity72
Equality of Opportunity72
Gender Identity, Sexual Orientation, and Domestic Partner Benefits73
Gender, Race/Ethnicity Pay Gap73
Racial Equity and/or Civil Rights Audit Guidelines73
Environment and Sustainability73
Facility and Workplace Safety74
Natural Capital- Related and/or Community Impact Assessment Proposals74
Hydraulic Fracturing74
Operations in Protected Areas74
Recycling75
Sustainability Reporting75
Water Issues75
General Corporate Issues75
Charitable Contributions75
Data Security, Privacy, and Internet Issues76
ESG Compensation-Related Proposals76
Human Rights, Human Capital Management, and International Operations76
Human Rights Proposals76
Mandatory Arbitration77
Operations in High-Risk Markets77
Outsourcing/Offshoring78
Sexual Harassment78
Weapons and Military Sales78
Political Activities78
Lobbying78
Political Contributions79

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UNITED STATES Proxy Voting Guidelines
Political Expenditures and Lobbying Congruency79
Political Ties80
8.Mutual Fund Proxies81
Election of Directors81
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes81
Converting Closed-end Fund to Open-end Fund81
Proxy Contests81
Investment Advisory Agreements82
Approving New Classes or Series of Shares82
Preferred Stock Proposals82
1940 Act Policies82
Changing a Fundamental Restriction to a Nonfundamental Restriction82
Change Fundamental Investment Objective to Nonfundamental83
Name Change Proposals83
Change in Fund's Subclassification83
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset
Value83
Disposition of Assets/Termination/Liquidation84
Changes to the Charter Document84
Changing the Domicile of a Fund84
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval84
Distribution Agreements85
Master-Feeder Structure85
Mergers85
Shareholder Proposals for Mutual Funds85
Establish Director Ownership Requirement85
Reimburse Shareholder for Expenses Incurred85
Terminate the Investment Advisor86

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UNITED STATES Proxy Voting Guidelines
Coverage
The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients' portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.
Foreign-incorporated companies
In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-
incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:
U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard
U.S. policy guidelines.
Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.
U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.
An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.
In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” primary market coverage.

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UNITED STATES Proxy Voting Guidelines
1.Board of Directors
Voting on Director Nominees in Uncontested Elections
Four fundamental principles apply when determining votes on director nominees:
Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-
Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.
    ___________________________________
1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections;
companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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UNITED STATES Proxy Voting Guidelines
ISS Classification of Directors – U.S.
1.Executive Director
1.1.Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1.Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2.Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3.Non-officer employee of the firm (including employee representatives).
2.4.Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5.Former CEO of the company. 3, 4
2.6.Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7.Former officer1 of an acquired company within the past five years.4
2.8.Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10.Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11.Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12.Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate;
or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.Director who (or whose immediate family member6) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14.Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15.Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16.Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17.Founder11 of the company but not currently an employee.
2.18.Director with pay comparable to Named Executive Officers.
2.19.Any material12 relationship with the company.
3.Independent Director
3.1.No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the
Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g.
corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an
Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer
(EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-
term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-
temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or
2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
10.Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
11.The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

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UNITED STATES Proxy Voting Guidelines
12.For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship
(financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
Medical issues/illness;
Family emergencies; and
Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s)
with poor attendance, generally vote against or withhold from appropriate members of the nominating/
governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
Sit on more than five public company boards; or
Are CEOs of public companies who sit on the boards of more than two public companies besides their own—
withhold only at their outside boards4.
NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder
Services (ISS) has indefinitely halted the consideration of the gender diversity of a company’s board when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered by these guidelines under its proprietary ISS U.S. Benchmark policy.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder
Services (ISS) has indefinitely halted the consideration of the racial and/or ethnic diversity of a company’s board
    ___________________________________
3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered under these guidelines under its proprietary ISS U.S. Benchmark policy.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/
or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
Disclosed outreach efforts by the board to shareholders in the wake of the vote;
Rationale provided in the proxy statement for the level of implementation;
The subject matter of the proposal;
The level of support for and opposition to the resolution in past meetings;
Actions taken by the board in response to the majority vote and its engagement with shareholders;
The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
Other factors as appropriate.
The board failed to act on takeover offers where the majority of shares are tendered; or
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and/or the say-on-pay proposal when the company's previous say-on-pay received support of less than 70 percent of votes cast.
Factors that will be considered in assessing board responsiveness include:
Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
Disclosure of specific and meaningful actions taken to address shareholders' concerns;
If the company discloses meaningful engagement efforts, but in addition states that it was unable to obtain specific feedback, ISS will assess company actions taken in response to the say-on-pay vote as well as the company's explanation as to why such actions are beneficial for shareholders.
Additional factors that may be considered include:
Whether the issues raised are recurring or isolated;
The company's ownership structure; and
    ___________________________________
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Significant corporate activity, such as a recent merger or proxy contest; and
Any other compensation action or factor considered relevant to assessing board responsiveness.
If the say-on-pay support level was less than 50 percent of votes case, this would warrant the highest degree of responsiveness, as assessed under the factors noted above.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
PROBLEMATIC TAKEOVER DEFENSES, CAPITAL STRUCTURE, AND GOVERNANCE STRUCTURE
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:
The company has a poison pill with a deadhand or slowhand feature6;
The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders7.
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less)
without shareholder approval, taking into consideration:
The trigger threshold and other terms of the pill;
The disclosed rationale for the adoption;
The context in which the pill was adopted, (e.g., factors such as the company's size and stage of development, sudden changes in its market capitalization, and extraordinary industry-wide or macroeconomic events);
A commitment to put any renewal to a shareholder vote;
The company's overall track record on corporate governance and responsiveness to shareholders; and
Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.
Exceptions to this policy will generally be limited to:
6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.
7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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Newly-public companies9 with a sunset provision of no more than seven years from the date of going public;
Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
Convertible preferred shares that vote on an "as-converted" basis;
Situations where the enhanced voting rights are limited in duration and applicability, such as where they are intended to overcome low voting turnout and ensure approval of a specific non-
controversial agenda item and "mirror voting" applies;
Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
Supermajority vote requirements to amend the bylaws or charter;
A classified board structure; or
Other egregious provisions.
A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
Disclosure by the company of any significant engagement with shareholders regarding the amendment;
The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
The company's ownership structure;
The company's existing governance provisions;
The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
Classified the board;
Adopted supermajority vote requirements to amend the bylaws or charter;
Eliminated shareholders' ability to amend bylaws;
Adopted a fee-shifting provision; or
Adopted another provision deemed egregious.
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.
Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders'
rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group
(Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
A classified board structure;
A supermajority vote requirement;
Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
The inability of shareholders to call special meetings;
The inability of shareholders to act by written consent;
A multi-class capital structure; and/or
A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
The presence of a shareholder proposal addressing the same issue on the same ballot;
The board's rationale for seeking ratification;
Disclosure of actions to be taken by the board should the ratification proposal fail;
Disclosure of shareholder engagement regarding the board’s ratification request;
The level of impairment to shareholders' rights caused by the existing provision;
The history of management and shareholder proposals on the provision at the company’s past meetings;
Whether the current provision was adopted in response to the shareholder proposal;
The company's ownership structure; and

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UNITED STATES Proxy Voting Guidelines
Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
The non-audit fees paid to the auditor are excessive;
The company receives an adverse opinion on the company’s financial statements from its auditor; or
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices; or
The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more consecutive or non-consecutive years/across multiple years) of awarding excessive or otherwise problematic10 non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Adverse recommendations may be warranted in the first year for particularly egregious director compensation issues/instances/cases10.
Problematic Pledging of Company Stock : Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
    ___________________________________
10 May include excessive magnitude, problematic perquisites, performance awards, stock options, or retirement benefits.

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Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain11, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy :
Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
Board governance measures;
Corporate strategy;
Risk management analyses; and
Metrics and targets.
Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net
Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
Material failures of governance, stewardship, risk oversight12, or fiduciary responsibilities at the company;
Failure to replace management as appropriate; or
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested
    ___________________________________
11 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
12 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
Long-term financial performance of the company relative to its industry;
Management’s track record;
Background to the contested election;
Nominee qualifications and any compensatory arrangements;
Strategic plan of dissident slate and quality of the critique against management;
Likelihood that the proposed goals and objectives can be achieved (both slates); and
Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Other Board-Related Proposals
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Board Refreshment
Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.
Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
The rationale provided for adoption of the term/tenure limit;
The robustness of the company’s board evaluation process;
Whether the limit is of sufficient length to allow for a broad range of director tenures;
Whether the limit would disadvantage independent directors compared to non-independent directors; and

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Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.
Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:
The scope of the shareholder proposal; and
Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.
Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.
Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.
Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board.
Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
The reasonableness/scope of the request; and
The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

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The company has proxy access13, thereby allowing shareholders to nominate directors to the company’s ballot; and
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification, Liability Protection, and Exculpation
General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation14.
Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:
Eliminate directors' and officers' liability for monetary damages for violating the duty of care;
Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalt;
Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and
Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.
Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
If only the individual’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:
    ___________________________________
13 A proxy access right that meets the recommended guidelines.
14 Indemnification: the condition of being secured against loss or damage.
Limited liability: a person's financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.
Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
The scope and structure of the proposal.
Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
Level of disclosure regarding the issue for which board oversight is sought;
Company performance related to the issue for which board oversight is sought;
Board committee structure compared to that of other companies in its industry sector; and
The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
The scope and rationale of the proposal;
The company's current board leadership structure;
The company's governance structure and practices;
Company performance; and
Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
A majority non-independent board and/or the presence of non-independent directors on key board committees;
A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;

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Evidence that the board has failed to oversee and address material risks facing the company;
A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
Evidence that the board has failed to intervene when management’s interests are contrary to shareholders'
interests.
Majority of Independent Directors/Establishment of Independent
Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent
Director (See ISS' Classification of Directors.)
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.
Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.
Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-
out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

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Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
Effectively disclosed information with respect to this structure to its shareholders;
Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.Audit-Related
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:
The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
The motivation and rationale for establishing the agreements;
The quality of the company’s disclosure; and
The company’s historical practices in the audit area.
Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
An auditor has a financial interest in or association with the company, and is therefore not independent;
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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UNITED STATES Proxy Voting Guidelines
Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
The tenure of the audit firm;
The length of rotation specified in the proposal;
Any significant audit-related issues at the company;
The number of Audit Committee meetings held each year;
The number of financial experts serving on the committee; and
Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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UNITED STATES Proxy Voting Guidelines
3.Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.
Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:
Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
The company's ownership structure and historical voting turnout;
Whether the board could amend bylaws adopted by shareholders; and
Whether shareholders would retain the ability to ratify any board-initiated amendments.
Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote against proposals to amend the charter to include control share acquisition provisions.
Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

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UNITED STATES Proxy Voting Guidelines
Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.
Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.
Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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UNITED STATES Proxy Voting Guidelines
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Shareholder Litigation Rights
Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.
General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify "the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/
Charter Amendments policy.
Exclusive Forum Provisions for State Law Matters
Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).
General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:
The company's stated rationale for adopting such a provision;
Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.
Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

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UNITED STATES Proxy Voting Guidelines
General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).
Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral
Bylaw/Charter Amendments policy.
Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
The value of the NOLs;
Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
Shareholders have approved the adoption of the plan; or
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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UNITED STATES Proxy Voting Guidelines
Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
No lower than a 20 percent trigger, flip-in or flip-over;
A term of no more than three years;
No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
and
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses
(NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
The value of the NOLs;
Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
The company's existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
Any other factors that may be applicable.
Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.
While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:
The scope and structure of the proposal;

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UNITED STATES Proxy Voting Guidelines
The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
Any recent controversies or concerns related to the company's proxy voting mechanics;
Any unintended consequences resulting from implementation of the proposal; and
Any other factors that may be relevant.
Ratification Proposals: Management Proposals to Ratify Existing Charter or
Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.
In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
The presence of a shareholder proposal addressing the same issue on the same ballot;
The board's rationale for seeking ratification;
Disclosure of actions to be taken by the board should the ratification proposal fail;
Disclosure of shareholder engagement regarding the board’s ratification request;
The level of impairment to shareholders' rights caused by the existing provision;
The history of management and shareholder proposals on the provision at the company’s past meetings;
Whether the current provision was adopted in response to the shareholder proposal;
The company's ownership structure; and
Previous use of ratification proposals to exclude shareholder proposals.
Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.
When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
The election of fewer than 50 percent of the directors to be elected is contested in the election;
One or more of the dissident’s candidates is elected;
Shareholders are not permitted to cumulate their votes for directors; and
The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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UNITED STATES Proxy Voting Guidelines
Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
Reasons for reincorporation;
Comparison of company's governance practices and provisions prior to and following the reincorporation; and
Comparison of corporation laws of original state and destination state.
Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
Shareholders' current right to act by written consent;
The consent threshold;
The inclusion of exclusionary or prohibitive language;
Investor ownership structure; and
Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
An unfettered15 right for shareholders to call special meetings at a 10 percent threshold;
A majority vote standard in uncontested director elections;
No non-shareholder-approved pill; and
An annually elected board.
Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
Shareholders’ current right to call special meetings;
    ___________________________________
15 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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UNITED STATES Proxy Voting Guidelines
Minimum ownership threshold necessary to call special meetings (10 percent preferred);
The inclusion of exclusionary or prohibitive language;
Investor ownership structure; and
Shareholder support of, and management’s response to, previous shareholder proposals.
Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
Ownership structure;
Quorum requirements; and
Vote requirements.
Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only16 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
Scope and rationale of the proposal; and
Concerns identified with the company’s prior meeting practices.
    ___________________________________
16 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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UNITED STATES Proxy Voting Guidelines
4.Capital/Restructuring
Capital
Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.
Vote for management proposals to eliminate par value.
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
If share usage is greater than current authorized shares, vote for an increase of up to the current share usage;
or
In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
The company has a non-shareholder approved poison pill (including an NOL pill); or
The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
A government body has in the past year required the company to increase its capital ratios.

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UNITED STATES Proxy Voting Guidelines
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
twice the amount needed to support the transactions on the ballot, and the allowable increase as calculated for general issuances above.
Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:
The company discloses a compelling rationale for the dual-class capital structure, such as:
The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).
Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
The size of the company;
The shareholder base; and
The liquidity of the stock.

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UNITED STATES Proxy Voting Guidelines
Preferred Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:
If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares;
If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
If the shares requested are blank check preferred shares that can be used for antitakeover purposes;17
The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders "supervoting shares");
The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible ("supervoting shares") on matters that do not solely affect the rights of preferred stockholders;
The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
The company has a non-shareholder approved poison pill (including an NOL pill); and
The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
    ___________________________________
17 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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UNITED STATES Proxy Voting Guidelines
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
twice the amount needed to support the transactions on the ballot, and the allowable increase as calculated for general issuances above.
Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:
More simplified capital structure;
Enhanced liquidity;
Fairness of conversion terms;
Impact on voting power and dividends;
Reasons for the reclassification;
Conflicts of interest; and
Other alternatives considered.
Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
The number of authorized shares will be proportionately reduced; or
The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:
Stock exchange notification to the company of a potential delisting;
Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
The company's rationale; or
Other factors as applicable.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the
U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S.
exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

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UNITED STATES Proxy Voting Guidelines
For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.
Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-
market repurchases, in the absence of company-specific concerns regarding:
Greenmail;
The use of buybacks to inappropriately manipulate incentive compensation metrics;
Threats to the company's long-term viability; or
Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated
rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

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UNITED STATES Proxy Voting Guidelines
Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
Adverse governance changes;
Excessive increases in authorized capital stock;
Unfair method of distribution;
Diminution of voting rights;
Adverse conversion features;
Negative impact on stock option plans; and
Alternatives such as spin-off.
Restructuring
Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.
Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:
Purchase price;
Fairness opinion;
Financial and strategic benefits;
How the deal was negotiated;
Conflicts of interest;
Other alternatives for the business; and
Non-completion risk.
Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:
Impact on the balance sheet/working capital;
Potential elimination of diseconomies;
Anticipated financial and operating benefits;
Anticipated use of funds;
Value received for the asset;
Fairness opinion;
How the deal was negotiated; and
Conflicts of interest.

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UNITED STATES Proxy Voting Guidelines
Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
Plans/Reverse Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
Dilution to existing shareholders' positions;
Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion;
termination penalties; exit strategy;
Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
Management's efforts to pursue other alternatives;
Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:
The reasons for the change;
Any financial or tax benefits;
Regulatory benefits;
Increases in capital structure; and

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Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:
Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-
outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:
Offer price/premium;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest;
Other alternatives/offers considered; and
Non-completion risk.
Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
Are all shareholders able to participate in the transaction?
Will there be a liquid market for remaining shareholders following the transaction?
Does the company have strong corporate governance?
Will insiders reap the gains of control following the proposed transaction? and
Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
Percentage of assets/business contributed;
Percentage ownership;
Financial and strategic benefits;
Governance structure;
Conflicts of interest;
Other alternatives; and
Non-completion risk.

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Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:
Management’s efforts to pursue other alternatives;
Appraisal value of assets; and
The compensation plan for executives managing the liquidation.
Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins"
can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders.
Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price

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appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
Financial issues:
The company's financial condition;
Degree of need for capital;
Use of proceeds;
Effect of the financing on the company's cost of capital;
Current and proposed cash burn rate; and
Going concern viability and the state of the capital and credit markets.
Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
Control issues:
Change in management;
Change in control;
Guaranteed board and committee seats;
Standstill provisions;
Voting agreements;
Veto power over certain corporate actions; and
Minority versus majority ownership and corresponding minority discount or majority control premium.
Conflicts of interest:
Conflicts of interest should be viewed from the perspective of the company and the investor; and
Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
Market reaction:
The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
Estimated value and financial prospects of the reorganized company;
Percentage ownership of current shareholders in the reorganized company;
Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
Existence of a superior alternative to the plan of reorganization; and
Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:
Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders?
Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule
(the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the
SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
The main purpose of SPACs is to identify and acquire a viable target within a specified timeframe, and failure to achieve this objective within the allotted time calls into question management's ability to execute its primary objective. The end of that timeframe is generally referred to as the termination date.

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General Recommendation: Generally support requests to extend the termination date by up to one year from the
SPAC's original termination date (inclusive of any built-in extension options, and accounting for prior extension requests).
Other factors that may be considered include: any added incentives, business combination status, other amendment terms, and, if applicable, use of money in the trust fund to pay excise taxes on redeemed shares.
Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
Tax and regulatory advantages;
Planned use of the sale proceeds;
Valuation of spinoff;
Fairness opinion;
Benefits to the parent company;
Conflicts of interest;
Managerial incentives;
Corporate governance changes; and
Changes in the capital structure.
Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
Hiring a financial advisor to explore strategic alternatives;
Selling the company; or
Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
Prolonged poor performance with no turnaround in sight;
Signs of entrenched board and management (such as the adoption of takeover defenses);
Strategic plan in place for improving value;
Likelihood of receiving reasonable value in a sale or dissolution; and
The company actively exploring its strategic options, including retaining a financial advisor.

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5.Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Say-
on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices; or
The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-
performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell
3000E Indices, this analysis considers the following:
1.Peer Group18 Alignment:
The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a five-year period.
The rankings of CEO total pay and company financial performance within a peer group, each measured over a five-year period.
The multiple of the CEO's total pay relative to the peer group median over one- and three-year periods.
2.Absolute Alignment19 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
The overall ratio of performance-based compensation to fixed or discretionary pay;
The ratio of performance- to time-based long-term incentive awards;
Vesting and/or retention requirements for equity awards that demonstrate a long-term focus;
The rigor of performance goals;
The complexity and risks around pay program design;
The transparency and clarity of disclosure;
The company's peer group benchmarking practices;
Financial/operational results, both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices
(e.g., bi-annual awards);
Realizable and/or realized pay compared to grant pay; and
Any other factors deemed relevant.
Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
Problematic practices related to non-performance-based compensation elements;
Incentives that may motivate excessive risk-taking or present a windfall risk; and
    ___________________________________
18 The ISS peer group is generally comprised of 14-24 companies that are selected using market cap, revenue, assets, GICS industry group, and company's selected peers' GICS industry group. ISS' peer selection methodology is detailed in the U.S. Peer
Group FAQ..
19 Russell 3000E Index companies (excluding S&P1500 and Russell 3000 companies) are not subject to the Absolute Alignment analysis.

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Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
Extraordinary perquisites or tax gross-ups;
New or materially amended agreements that provide for:
Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or
"modified single" triggers) or in connection with a problematic Good Reason definition;
CIC excise tax gross-up entitlements (including "modified" gross-ups); and/or
Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
Liberal CIC definition combined with any single-trigger CIC benefits;
Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
Any other provision or practice deemed to be egregious and present a significant risk to investors.
The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
Duration of options backdating;
Size of restatement due to options backdating;
Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
Failure to respond to majority-supported shareholder proposals on executive pay topics; or
Failure to adequately respond to the company's previous say-on-pay proposal that received low support taking into account the factors identified under the Responsiveness section in the Board of Directors policy with respect to say-on-pay.

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Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or
Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.
Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
Single- or modified-single-trigger cash severance;
Single-trigger acceleration of unvested equity awards;
Full acceleration of equity awards granted shortly before the change in control;
Acceleration of performance awards above the target level of performance without compelling rationale;
Excessive cash severance (generally >3x base salary and bonus);
Excise tax gross-ups triggered and payable;
Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.
In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation
(management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan
Scorecard policy.
General Recommendation: Vote case-by-case on equity plan proposals subject to the Equity Plan Scorecard framework, where positive factors may counterbalance negative factors under three pillars:

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Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
Quality of disclosure around vesting upon a change in control (CIC);
Discretionary vesting authority;
Liberal share recycling on various award types;
Lack of minimum vesting period for grants made under the plan;
Dividends payable prior to award vesting; and
Cash-denominated awards limits for non-employee directors.
Grant Practices:
The company’s three-year burn rate relative to its industry/market cap peers;
Vesting requirements in CEO's recent equity grants;
The estimated duration of the plan;
The proportion of the CEO's most recent equity grants/awards classified by ISS as performance-based;
Whether the company maintains a sufficient claw-back policy; and
Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
Awards may vest in connection with a liberal change-of-control definition;
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
The plan is excessively dilutive to shareholders' holdings;
The plan contains an evergreen (automatic share replenishment) feature;
The plan lacks sufficient positive features under the Plan Features pillar;or
Any other factors that are determined to have a significant negative impact on shareholder interests.
Further Information on certain EPSC Factors:
Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.
For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

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For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified.
Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-
specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22
Three-Year Value-Adjusted Burn Rate
A "Value-Adjusted Burn Rate" is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company's
GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year's burn-rate benchmark.
The Value-Adjusted Burn Rate is calculated as follows:
Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:
Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or
SARs;
Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
Cancel underwater options in exchange for stock awards; or
Provide cash buyouts of underwater options.
    ___________________________________
20 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.
Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.
ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-
performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:
Severity of the pay-for-performance misalignment;
Whether problematic equity grant practices are driving the misalignment; and/or
Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
Amending Cash and Equity Plans (including Approval for Tax Deductibility
(162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.
Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
Addresses administrative features only; or
Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case
(see below).
Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.
Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.
Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:
If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;

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If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.
In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts
(REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding
Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.
Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

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Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
Purchase price is at least 85 percent of fair market value;
Offering period is 27 months or less; and
The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.
Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
Broad-based participation;
Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
No discount on the stock price on the date of purchase when there is a company matching contribution.
Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria.
If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.
Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-
the-money” over the near term;
Rationale for the re-pricing--was the stock price decline beyond management's control?;
Is this a value-for-value exchange?;
Are surrendered stock options added back to the plan reserve?;
Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
Option vesting--does the new option vest immediately or is there a black-out period?;
Term of the option--the term should remain the same as that of the replaced option;
Exercise price--should be set at fair market or a premium to market; and
Participants--executive officers and directors must be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

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In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote for shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation,
ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote case-by-case on one-time transfers. Vote for if:
Executive officers and non-employee directors are excluded from participating;
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
and
There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-
money” over the near term.
Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
Eligibility;
Vesting;
Bid-price;

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Term of options;
Cost of the program and impact of the TSOs on company’s total option expense; and
Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
An assessment of the following qualitative factors:
The relative magnitude of director compensation as compared to companies of a similar profile;
The presence of problematic pay practices relating to director compensation;
Director stock ownership guidelines and holding requirements;
Equity award vesting schedules;
The mix of cash and equity-based compensation;
Meaningful limits on director compensation;
The availability of retirement benefits or perquisites; and
The quality of disclosure surrounding director compensation.
Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).
On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
The relative magnitude of director compensation as compared to companies of a similar profile;
The presence of problematic pay practices relating to director compensation;
Director stock ownership guidelines and holding requirements;
Equity award vesting schedules;
The mix of cash and equity-based compensation;
Meaningful limits on director compensation;
The availability of retirement benefits or perquisites; and

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The quality of disclosure surrounding director compensation.
Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
The company’s past practices regarding equity and cash compensation;
Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
Whether the company has a rigorous claw-back policy in place.
Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.
Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of

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compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.
Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
The percentage/ratio of net shares required to be retained;
The time period required to retain the shares;
Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
Whether the company has any other policies aimed at mitigating risk taking by executives;
Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.
Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:
The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
The level of shareholder support for the company's pay programs.
Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

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Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and
Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote for the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-
superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-
vested, equity awards;
Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and
Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
What aspects of the company’s annual and long-term equity incentive programs are performance driven?
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
Can shareholders assess the correlation between pay and performance based on the current disclosure? and
What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:
Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
An executive may not trade in company stock outside the 10b5-1 Plan; and
Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company.
Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.
In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:
If the company has adopted a formal recoupment policy;
The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
Whether the company has chronic restatement history or material financial problems;
Whether the company’s policy substantially addresses the concerns raised by the proponent;
Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
Any other relevant factors.
Severance and Golden Parachute Agreements
General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance
(including change-in-control related) arrangements or payments be submitted for shareholder ratification.

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Factors that will be considered include, but are not limited to:
The company’s severance or change-in-control agreements in place, and the presence of problematic features
(such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
Any recent severance-related controversies; and
Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.
Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:
The frequency and timing of the company's share buybacks;
The use of per-share metrics in incentive plans;
The effect of recent buybacks on incentive metric results and payouts; and
Whether there is any indication of metric result manipulation.
Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.
Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment/Eliminating
Accelerated Vesting of Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:

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The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.Routine/Miscellaneous
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."
Amend Quorum Requirements
General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:
The new quorum threshold requested;
The rationale presented for the reduction;
The market capitalization of the company (size, inclusion in indices);
The company's ownership structure;
Previous voter turnout or attempts to achieve quorum;
Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
Other factors as appropriate.
In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.
Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.
Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

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Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.
Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental shareholder proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or regulation;
If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
The company's relevant practices compared with any industry standard practices for addressing the issue(s)
raised by the proposal;
Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;
If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources;
If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage; and
Whether the proposal addresses substantive matters that may impact shareholders' interests, including how the proposal may impact shareholders' rights.
Endorsement of Principles
General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

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Animal Welfare
Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
The company has already published a set of animal welfare standards and monitors compliance;
The company’s standards are comparable to industry peers; and
There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers'
treatment of animals.
Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
The company is conducting animal testing programs that are unnecessary or not required by regulation;
The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled
Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.
Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:
The potential impact of such labeling on the company's business;

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The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
Company’s current disclosure on the feasibility of GE product labeling.
Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.
Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:
Whether the company has adequately disclosed mechanisms in place to prevent abuses;
Whether the company has adequately disclosed the financial risks of the products/practices in question;
Whether the company has been subject to violations of related laws or serious controversies; and
Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug
Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.
Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:
The potential for reputational, market, and regulatory risk exposure;
Existing disclosure of relevant policies;
Deviation from established industry norms;
Relevant company initiatives to provide research and/or products to disadvantaged consumers;
Whether the proposal focuses on specific products or geographic regions;
The potential burden and scope of the requested report; and
Recent significant controversies, litigation, or fines at the company.
Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
The company has not been recently involved in relevant significant controversies, fines, or litigation.
Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
Current regulations in the markets in which the company operates; and
Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote against resolutions requiring that a company reformulate its products.
Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
Recent related fines, controversies, or significant litigation;
Whether the company complies with relevant laws and regulations on the marketing of tobacco;
Whether the company’s advertising restrictions deviate from those of industry peers;
Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
Whether restrictions on marketing to youth extend to foreign countries.
Vote case-by-case on proposals regarding second-hand smoke, considering;
Whether the company complies with all laws and regulations;
The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
The risk of any health-related liabilities.
Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

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Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan21, taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
Whether the company has sought and received third-party approval that its targets are science-based;
Whether the company has made a commitment to be “net zero” for operational and supply chain emissions
(Scopes 1, 2, and 3) by 2050;
Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
Whether the company’s climate data has received third-party assurance;
Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
Whether there are specific industry decarbonization challenges; and
The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
The completeness and rigor of the company’s climate-related disclosure;
The company’s actual GHG emissions performance;
Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Vote case-by-case on resolutions requesting that a company disclose information on the climate change related financial, physical, or regulatory risks it faces to its operations and investments or on how the company identifies, measures, and manages such risks, considering:
    ___________________________________
21 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Whether the company already provides current, publicly-available information on the climate change-
related financial, physical, or regulatory risks its faces to its operations and investments or on the impact that climate change may have on the company;
Associated company policies and practices addressing climate change related risks and/or opportunities;
The company's level of disclosure compared to industry peers; and
Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Vote case-by-case on proposals requesting that a company report on its greenhouse gas (GHG) emissions from company operations and/or products and operations, considering:
Whether the company discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
Whether the company's level of disclosure is comparable to that of industry peers; or
Whether there are significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, considering:
The company's actual GHG emissions performance;
The company's current GHG emission policies, oversight mechanisms, and related initiatives;
Whether the company provides disclosure of year-over-year GHG emissions performance data;
Whether company disclosure lags behind industry peers; and
Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
The proponent requests adoption of specific energy efficiency goals within specific timelines.
Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

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The scope and structure of the proposal;
The company's current level of disclosure on renewable energy use and GHG emissions; and
The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.
Diversity
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or
The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
The level of gender and racial minority representation that exists at the company’s industry peers;
The company’s established process for addressing gender and racial minority board representation;
Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
The independence of the company’s nominating committee;
Whether the company uses an outside search firm to identify potential director nominees; and
Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
General Recommendation: Generally vote case-by-case on proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data. Factors that will be considered are:
Whether the company publicly discloses equal opportunity policies and initiatives;
Whether the company publicly discloses comprehensive workforce diversity data/EEO-1 report; or
Whether the company has recent significant workplace discrimination/fair employment violations or litigation.
Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers.
Such requests may pose a significant burden on the company.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners.
Decisions regarding benefits should be left to the discretion of the company.
Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/
ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
The company’s established process or framework for addressing racial inequity and discrimination internally;
Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
The company’s track record in recent years of racial justice measures and outreach externally; and
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
Environment and Sustainability
Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

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The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
Recent significant controversies, fines, or violations related to workplace health and safety; and
The company's workplace health and safety performance relative to industry peers.
Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
The company’s compliance with applicable regulations and guidelines;
The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
Natural Capital- Related and/or Community Impact Assessment Proposals
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential
(community) social and/or environmental impact of company operations, considering:
Alignment of current disclosure of applicable company policies, metrics, risk assessment report(s) and risk management procedures with any relevant, broadly accepted reporting frameworks;
The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
The nature, purpose, and scope of the company’s operations in the specific region(s);
The degree to which company policies and procedures are consistent with industry norms; and
The scope of the resolution.
Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas)
hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
The company's current level of disclosure of relevant policies and oversight mechanisms;
The company's current level of such disclosure relative to its industry peers;
Potential relevant local, state, or national regulatory developments; and
Controversies, fines, or litigation related to the company's hydraulic fracturing operations.
Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:
Operations in the specified regions are not permitted by current laws or regulations;
The company does not currently have operations or plans to develop operations in these protected regions; or

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The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:
The nature of the company’s business;
The current level of disclosure of the company's existing related programs;
The timetable and methods of program implementation prescribed by the proposal;
The company’s ability to address the issues raised in the proposal; and
How the company's recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
The company has formally committed to the implementation of a reporting program based on Global
Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
The potential financial impact or risk to the company associated with water-related concerns or issues; and
Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.
General Corporate Issues
Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the

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community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
The scope of business involvement and of investment in countries whose governments censor or monitor the
Internet and other telecommunications;
Applicable market-specific laws or regulations that may be imposed on the company; and
Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
The scope and prescriptive nature of the proposal;
The company's current level of disclosure regarding its environmental and social performance and governance;
The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
Whether the company has significant controversies or regulatory violations regarding social or environmental issues.
Human Rights, Human Capital Management, and International
Operations
Human Rights Proposals
General Recommendation: Vote case-by-case on proposals requesting a report on company or company supplier labor and/or human rights standards and policies, taking into consideration:
Whether such information is publicly disclosed;
Whether the company is lagging industry peers; and
Whether there are recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
The scope of the request;
The degree to which existing relevant policies and practices are disclosed;
Whether or not existing relevant policies are consistent with internationally recognized standards;
Deviation from industry sector peer company standards and practices.
Whether company facilities and those of its suppliers are monitored and how;
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
Scope and nature of business conducted in markets known to have higher risk of workplace labor/
human rights abuse; and
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers.
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:
The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
Whether the proposal is unduly burdensome or overly prescriptive.
Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.
Operations in High-Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
Current disclosure of applicable risk assessment(s) and risk management procedures;
Compliance with U.S. sanctions and laws;
Consideration of other international policies, standards, and laws; and
Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

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Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
Controversies surrounding operations in the relevant market(s);
The value of the requested report to shareholders;
The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
The company’s existing human rights standards relative to industry peers.
Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.
Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Political Activities
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying
(including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
The company’s current disclosure of relevant lobbying policies, and management and board oversight;

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The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
Political Contributions
General Recommendation: Vote case-by-case on proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions;
The company's disclosure of its direct corporate political contributions; and
Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Political Expenditures and Lobbying Congruency
General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:
The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;
Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities; and
Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.
Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.

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Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8.Mutual Fund Proxies
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
Past performance as a closed-end fund;
Market in which the fund invests;
Measures taken by the board to address the discount; and
Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
Past performance relative to its peers;
Market in which the fund invests;
Measures taken by the board to address the issues;
Past shareholder activism, board activity, and votes on related proposals;
Strategy of the incumbents versus the dissidents;
Independence of directors;
Experience and skills of director candidates;
Governance profile of the company; and
Evidence of management entrenchment.

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Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
Proposed and current fee schedules;
Fund category/investment objective;
Performance benchmarks;
Share price performance as compared with peers;
Resulting fees relative to peers; and
Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
Stated specific financing purpose;
Possible dilution for common shares; and
Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
Potential competitiveness;
Regulatory developments;
Current and potential returns; and
Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-
fundamental restriction, considering the following factors:
The fund's target investments;

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The reasons given by the fund for the change; and
The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-
fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
Political/economic changes in the target market;
Consolidation in the target market; and
Current asset composition.
Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
Potential competitiveness;
Current and potential returns;
Risk of concentration; and
Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common
Stock at a Price below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV)
if:
The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
The company has demonstrated responsible past use of share issuances by either:
Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

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Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
Strategies employed to salvage the company;
The fund’s past performance; and
The terms of the liquidation.
Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
The degree of change implied by the proposal;
The efficiencies that could result;
The state of incorporation; and
Regulatory standards and implications.
Vote against any of the following changes:
Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
Removal of shareholder approval requirement for amendments to the new declaration of trust;
Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
Regulations of both states;
Required fundamental policies of both states; and
The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisers Without
Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
Fees charged to comparably sized funds with similar objectives;
The proposed distributor’s reputation and past performance;
The competitiveness of the fund in the industry; and
The terms of the agreement.
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.
Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
Resulting fee structure;
Performance of both funds;
Continuity of management personnel; and
Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

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Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
Performance of the fund’s Net Asset Value (NAV);
The fund’s history of shareholder relations; and
The performance of other funds under the advisor’s management.

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PART C: OTHER INFORMATION
Item 28. Exhibits

Exhibit No.			Description of Exhibit
(a)	(i)
Certificate of Trust of Active Weighting Funds ETF Trust dated August 26, 2016 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(ii)
Certificate of Amendment to the Certificate of Trust of Active Weighting Funds ETF Trust effective December 31, 2018 is incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(iii)
Amended and Restated Declaration of Trust of Listed Funds Trust (the “Registrant” or the “Trust”) dated March 19, 2019 is incorporated herein by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(b)
Amended and Restated By-Laws of the Registrant dated March 19, 2019 are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(c)			For information regarding the rights of the holders of securities, please see Articles IV, VII and VIII of the Declaration of Trust, filed as Exhibit (a)(i) above.
(d)	(i)	(A)
Investment Advisory Agreement dated December 27, 2020 between the Trust and Horizon Kinetics Asset Management LLC is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 30, 2020.

		(B)	Amended Schedule A to the Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(i)(B) to the Registration Statement on Form N-1A, as filed on January 21, 2026
(e)	(i)
ETF Distribution Agreement dated September 30, 2021 between the Registrant and Foreside Fund Services, LLC (the “Distributor”) (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(i) to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 19, 2021.

	(ii)		Sixteenth Amendment to the ETF Distribution Agreement is incorporated herein by reference to Exhibit (e)(iii) to the Registration Statement on Form N-1A, as filed on January 21,2026.
(iii)
Form of Authorized Participant Agreement is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 2, 2017.

(f)			Not applicable.
(g)	(i)	(A)
Custody Agreement between Registrant and U.S. Bank National Association dated April 9, 2019 is incorporated herein by reference to Exhibit (G) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

		(B)	Amendment to the Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(B) to the Registration Statement on Form N-1A, as filed on January 21,2026.
(h)	(i)	(A)
Fund Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 9, 2019 is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

		(B)	Amendment to the Fund Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(B) to the Registration Statement on Form N-1A, as filed on January 21,2026.
	(ii)		Power of Attorney is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on March 27, 2025.
	(iii)		Certificate of Secretary dated February 6, 2019 is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on February 6, 2019.
(i)	(i)
Opinion and Consent of Counsel for the Horizon Kinetics Inflation Beneficiaries ETF is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on December 30, 2020.

(ii)
Opinion and Consent of Counsel for the Horizon Kinetics Blockchain Development ETF is incorporated herein by reference to Exhibit (i)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on July 29, 2022.

(iii)
Opinion and Consent of Counsel for Horizon Kinetics Medical ETF and Horizon Kinetics SPAC Active ETF is incorporated herein by reference to Exhibit (i)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on January 25, 2023.

(iv)
Opinion and Consent of Counsel for the Horizon Kinetics Energy and Remediation ETF is incorporated herein by reference to Exhibit (i)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on February 10, 2023.

(v)
Opinion and Consent of Counsel for the Horizon Kinetics Japan Owner Operator ETF is incorporated herein by reference to Exhibit (i)(v) to the Registrant’s Registration Statement on Form N-1A, as filed on May 2, 2025.

	(vi)	Opinion and Consent of Counsel for the Horizon Kinetics Texas ETF is incorporated herein by reference to Exhibit (i)(vi) to the Registration Statement on Form N-1A, as filed on January 21,2026.
(j)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)		Not applicable.
(l)		Not applicable.
(m)	(i)
Rule 12b-1 Plan dated September 13, 2017 (the “12b-1 Plan”) is incorporated herein by reference to Exhibit (m) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 2, 2017.

	(ii)	Amended Appendix A to the Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m)(ii) to Registrant’s Registration Statement on From N-1A, as filed on April 15, 2026.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)
Registrant’s Code of Ethics dated March 19, 2019 is incorporated herein by reference to Exhibit (p)(i) to Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed on December 18, 2024.

	(ii)	Code of Ethics of Horizon Kinetics Asset Management LLC is incorporated herein by reference to Exhibit (p)(ii) to the Registration Statement on Form N-1A, as filed on January 21,2026.

Item 29. Persons Controlled by or Under Common Control with the Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
Every person who is, has been, or becomes a Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Registrant may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Registrant), be indemnified by the Registrant, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Registrant), be indemnified by the Registrant, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.
The Registrant shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.
No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporates by reference the investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment adviser is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Horizon Kinetics Asset Management LLC	801-47515
Ryan Heritage, LLP	801-122617
Item 32.    Foreside Fund Services, LLC

(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.AB Active ETFs, Inc.
2.ABS Long/Short Strategies Fund
3.ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.AdvisorShares Trust
8.AFA Private Credit Fund
9.AGF Investments Trust
10.AIM ETF Products Trust
11.Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.AlphaCentric Prime Meridian Income Fund
13.Alternative Strategies Income Fund
14.American Century ETF Trust
15.AMG ETF Trust
16.Amplify ETF Trust
17.Applied Finance Dividend Fund, Series of World Funds Trust
18.Applied Finance Explorer Fund, Series of World Funds Trust
19.Applied Finance Select Fund, Series of World Funds Trust
20.Ardian Access LLC
21.ARK ETF Trust
22.ARK Venture Fund
23.Bitwise Funds Trust
24.BondBloxx ETF Trust
25.Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.Bridgeway Funds, Inc.
27.Brinker Capital Destinations Trust
28.Brookfield Real Assets Income Fund Inc.
29.Build Funds Trust
30.Calamos Convertible and High Income Fund
31.Calamos Convertible Opportunities and Income Fund
32.Calamos Dynamic Convertible and Income Fund

33.Calamos Global Dynamic Income Fund
34.Calamos Global Total Return Fund
35.Calamos Strategic Total Return Fund
36.Carlyle Tactical Private Credit Fund
37.Cascade Private Capital Fund
38.Catalyst/Perini Strategic Income Fund
39.CBRE Global Real Estate Income Fund
40.Center Coast Brookfield MLP & Energy Infrastructure Fund
41.Cliffwater Corporate Lending Fund
42.Cliffwater Enhanced Lending Fund
43.Coatue Innovative Strategies Fund
44.Cohen & Steers ETF Trust
45.Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
47.Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.Davis Fundamental ETF Trust
51.Defiance BMNR Option Income ETF, Series of ETF Series Solutions
52.Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.Defiance Quantum ETF, Series of ETF Series Solutions
55.Defiance Retail Kings ETF, Series of ETF Series Solutions
56.Denali Structured Return Strategy Fund
57.Dodge & Cox Funds
58.DoubleLine ETF Trust
59.DoubleLine Income Solutions Fund
60.DoubleLine Opportunistic Credit Fund
61.DoubleLine Yield Opportunities Fund
62.DriveWealth ETF Trust
63.EIP Investment Trust
64.Ellington Income Opportunities Fund
65.ETF Opportunities Trust
66.Exchange Listed Funds Trust
67.Exchange Place Advisors Trust
68.FIS Trust
69.FlexShares Trust
70.Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
71.Forum Funds
72.Forum Funds II
73.Forum Real Estate Income Fund
74.GMO ETF Trust
75.GoldenTree Opportunistic Credit Fund
76.Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
77.Grayscale Funds Trust
78.Guinness Atkinson Funds
79.Harbor ETF Trust
80.Harris Oakmark ETF Trust
81.Hawaiian Tax-Free Trust
82.Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
86.Horizon Kinetics Medical ETF, Series of Listed Funds Trust
87.Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
88.Horizon Kinetics Texas ETF, Series of Listed Funds Trust
89.Innovator ETFs Trust
90.Ironwood Institutional Multi-Strategy Fund LLC
91.Ironwood Multi-Strategy Fund LLC

92.Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.John Hancock Exchange-Traded Fund Trust
94.Kurv ETF Trust
95.Lazard Active ETF Trust
96.LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.Lone Peak Value Fund, Series of World Funds Trust
98.Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.Manor Investment Funds
103.MoA Funds Corporation
104.Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.Morgan Stanley ETF Trust
106.Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.Morningstar Funds Trust
109.NEOS ETF Trust
110.Niagara Income Opportunities Fund
111.NXG Cushing® Midstream Energy Fund
112.NXG NextGen Infrastructure Income Fund
113.OTG Latin American Fund, Series of World Funds Trust
114.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.Palmer Square Funds Trust
122.Palmer Square Opportunistic Income Fund
123.Partners Group Private Income Opportunities, LLC
124.Perkins Discovery Fund, Series of World Funds Trust
125.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.Plan Investment Fund, Inc.
127.Point Bridge America First ETF, Series of ETF Series Solutions
128.Precidian ETFs Trust
129.Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.Renaissance Capital Greenwich Funds
135.REX ETF Trust
136.Reynolds Funds, Inc.
137.RMB Investors Trust
138.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.Roundhill Cannabis ETF, Series of Listed Funds Trust
142.Roundhill ETF Trust
143.Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.Roundhill Video Games ETF, Series of Listed Funds Trust
146.Rule One Fund, Series of World Funds Trust
147.Russell Investments Exchange Traded Funds
148.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.Six Circles Trust
150.Sound Shore Fund, Inc.

151.SP Funds Trust
152.Sparrow Funds
153.Spear Alpha ETF, Series of Listed Funds Trust
154.STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.STF Tactical Growth ETF, Series of Listed Funds Trust
156.Strategic Trust
157.Strategy Shares
158.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.Tekla World Healthcare Fund
160.Tema ETF Trust
161.The 2023 ETF Series Trust
162.The Community Development Fund
163.The Cook & Bynum Fund, Series of World Funds Trust
164.The Private Shares Fund
165.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.Third Avenue Trust
167.Third Avenue Variable Series Trust
168.Tidal Trust I
169.Tidal Trust II
170.Tidal Trust III
171.Tidal Trust IV
172.TIFF Investment Program
173.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.Timothy Plan International ETF, Series of The Timothy Plan
175.Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
177.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.Total Fund Solution
179.Touchstone ETF Trust
180.Trailmark Series Trust
181.T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183.T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.T-Rex 2x Long Ether Daily Target ETF
185.U.S. Global Investors Funds
186.Union Street Partners Value Fund, Series of World Funds Trust
187.Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.Virtus Stone Harbor Emerging Markets Income Fund
192.Volatility Shares Trust
193.WEBs ETF Trust
194.Wedbush Series Trust
195.Wellington Global Multi-Strategy Fund
196.Wilshire Mutual Funds, Inc.
197.Wilshire Variable Insurance Trust
198.WisdomTree Trust
199.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None

Name	Address	Position with Underwriter	Position with Registrant
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriter	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Registrant’s Investment Adviser	Horizon Kinetics Asset Management LLC 470 Park Avenue South, 3rd Floor South New York, New York 10016
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on April 27, 2026.

Listed Funds Trust

By:	/s/ Chad Fickett
Chad Fickett
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2026.

Signature	Title

*/s/ John L. Jacobs	Trustee
John L. Jacobs

*/s/ Koji Felton	Trustee
Koji Felton

*/s/ Pamela H. Conroy	Trustee and Chairman
Pamela H. Conroy

*/s/ Kacie G. Briody	President and Principal Executive Officer
Kacie G. Briody

*/s/ Travis G. Babich	Treasurer and Principal Financial Officer
Travis G. Babich

*By: /s/ Chad Fickett Chad Fickett, Attorney-in-Fact Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(j)	Consent of Independent Registered Public Accounting Firm